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--------------------------------------------------------------------------------

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1998

                               TABLE OF CONTENTS

Report of Independent Accountants...........................    1

Statements of Investments:

     Total Return Fund......................................    2

     Capital Appreciation Fund..............................    4

     Government Bond Fund...................................    6

     Money Market Fund......................................    8

     Nationwide Small Company Fund..........................   12

     Nationwide Income Fund.................................   22

     Nationwide Strategic Growth Fund.......................   23

     Nationwide Strategic Value Fund........................   25

     Nationwide Equity Income Fund..........................   27

     Nationwide High Income Bond Fund.......................   30

     Nationwide Balanced Fund...............................   36

     Nationwide Multi Sector Bond Fund......................   41

     Nationwide Small Cap Value Fund........................   46

     Nationwide Global Equity Fund..........................   49

     Nationwide Select Advisers Mid Cap Fund................   56

Statements of Assets and Liabilities........................   60

Statements of Operations....................................   63

Statements of Changes in Net Assets.........................   66

Financial Highlights........................................   74

Notes to Financial Statements...............................   84

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
  Nationwide Separate Account Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Total Return Fund, Capital Appreciation Fund, Government Bond Fund, Money Market Fund, Small Company Fund, Income Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund and Select Advisers Mid Cap Fund (fifteen portfolios constituting the Nationwide Separate Account Trust, hereafter referred to as the "Trust") at December 31, 1998, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the two years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management, our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights of Nationwide Separate Account Trust for each of the periods presented through December 31, 1996, were audited by other independent accountants, whose report dated February 21, 1997 expressed an unqualified opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio
February 18, 1999

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               1

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              COMMON STOCK (97.9%)
              AUTO INDUSTRY (2.5%)
  1,276,500   Genuine Parts Co.              $   42,682,969
    266,400   Magna International, Inc.
              Class A                            16,516,800
                                             --------------
                                                 59,199,769
                                             --------------
              BUSINESS SERVICES (2.9%)
    681,000   FDX Corp.*                         60,609,000
  1,039,250   Olsten Corp.                        7,664,469
                                             --------------
                                                 68,273,469
                                             --------------

              CABLE (2.6%)
  1,052,000   Comcast Corp. Class A              61,739,250
                                             --------------

              CHEMICALS (4.8%)
    220,000   Air Products & Chemicals,
              Inc.                                8,800,000
  1,037,400   Du Pont (E.I.) de Nemours &
              Co.                                55,047,038
    446,000   Monsanto Co.                       21,185,000
    455,000   PPG Industries, Inc.               26,503,750
                                             --------------
                                                111,535,788
                                             --------------
              COMPUTER EQUIPMENT (6.5%)
    892,000   Hewlett-Packard Co.                60,934,750
    500,000   International Business
              Machines Corp.                     92,375,000
                                             --------------
                                                153,309,750
                                             --------------

              COMPUTER/SOFTWARE & SERVICES (2.2%)
  1,600,100   First Data Corp.                   50,703,169
                                             --------------

              CONGLOMERATES (3.1%)
    305,300   Honeywell, Inc.                    22,992,906
    556,000   Philips Electronics NV ADR         37,634,250
    353,900   Premark International, Inc.        12,253,788
                                             --------------
                                                 72,880,944
                                             --------------
              CONSUMER NON-CYCLICALS (0.7%)
    425,000   Newell Co.                         17,531,250
                                             --------------

              DRUGS (15.9%)
    400,000   Allergan, Inc.                     25,900,000
    500,000   Bristol-Meyers Squibb Co.          66,906,250
    725,000   Glaxo Wellcome PLC ADR             50,387,500
    300,000   McKesson Corp.                     23,718,750
    475,000   Merck & Co., Inc.                  70,151,562
    320,000   Schering-Plough Corp.              17,680,000
  1,566,000   Warner-Lambert Co.                117,743,625
                                             --------------
                                                372,487,687
                                             --------------

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              ELECTRONICS (0.1%)
    177,000   Woodhead Industries, Inc.      $    2,301,000
                                             --------------

              FINANCIAL/BANKS (5.3%)
    575,900   Bank One Corp.                     29,406,894
    519,000   First Union Corp.                  31,561,687
    909,800   Mellon Bank Corp.                  62,548,750
                                             --------------
                                                123,517,331
                                             --------------

              FINANCIAL/INSURANCE (11.8%)
  2,185,000   Allstate Corp.                     84,395,625
        350   Berkshire Hathaway, Inc.*          24,500,000
    720,000   Chubb Corp.                        46,710,000
  2,090,700   Equitable Cos., Inc.              120,999,263
                                             --------------
                                                276,604,888
                                             --------------

              FINANCIAL SERVICES/MISCELLANEOUS (6.9%)
    589,250   Associates First Capital
              Corp.                              24,969,469
    638,139   Bear Stearns Cos., Inc.            23,850,445
    750,000   Fannie Mae                         55,500,000
    700,000   Merrill Lynch & Co., Inc.          46,725,000
    165,000   Morgan Stanley Dean Witter &
              Co.                                11,715,000
                                             --------------
                                                162,759,914
                                             --------------

              FOOD & BEVERAGE (11.3%)
    291,000   Campbell Soup Co.                  16,005,000
    504,700   Heinz (H.J.) Co.                   28,578,638
    850,000   PepsiCo, Inc.                      34,796,875
  1,090,000   Philip Morris Cos., Inc.           58,315,000
     55,100   Quaker Oats Co.                     3,278,450
    909,000   Ralston-Ralston Purina Group       29,428,875
  2,814,200   Sara Lee Corp.                     79,325,262
    335,000   Seagram Co. Ltd.                   12,730,000
    108,200   Universal Foods Corp.               2,968,737
                                             --------------
                                                265,426,837
                                             --------------

              FOOD/GRAIN & AGRICULTURE (2.6%)
  3,520,731   Archer-Daniels-Midland Co.         60,512,564
                                             --------------

              MACHINERY & CAPITAL GOODS (0.6%)
    120,000   Emerson Electric Co.                7,260,000
    130,000   Nordson Corp.                       6,678,750
                                             --------------
                                                 13,938,750
                                             --------------

              MEDICAL PRODUCTS (1.6%)
    450,000   Johnson & Johnson                  37,743,750
                                             --------------

              OIL & GAS (6.8%)
    536,200   Burlington Resources, Inc.         19,202,662
    430,000   Exxon Corp.                        31,443,750
    166,800   Mobil Corp.                        14,532,450
    400,000   Royal Dutch Petroleum Co.          19,150,000

 2              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              OIL & GAS (CONTINUED)
  1,108,460   Union Pacific Resources
              Group, Inc.                    $   10,045,419
  2,105,000   Williams Cos., Inc. (The)          65,649,687
                                             --------------
                                                160,023,968
                                             --------------

              POLLUTION CONTROL (1.1%)
    543,750   Waste Management, Inc.             25,352,344
                                             --------------

              PRINTING & PUBLISHING (1.1%)
    753,200   Dun & Bradstreet Corp.             23,772,875
     58,000   New York Times Co. Class A          2,011,875
                                             --------------
                                                 25,784,750
                                             --------------
              TELECOMMUNICATIONS (6.9%)
    900,654   Alltel Corp.                       53,870,367
    278,200   Cincinnati Bell, Inc.              10,519,437
  1,004,300   Sprint Corp. (FON Group)           84,486,737
    502,150   Sprint Corp. (PCS Group)*          11,612,219
                                             --------------
                                                160,488,760
                                             --------------

              TRANSPORTATION (0.6%)
    293,000   Union Pacific Corp.                13,203,313
                                             --------------

              TOTAL COMMON STOCK
              (cost $1,471,546,120)           2,295,319,245
                                             --------------

----------
 PRINCIPAL
----------
              U.S. GOVERNMENT AGENCY (0.9%)
$12,000,000   Federal Home Loan Bank Corp.,
              Discount Notes, 5.13%,
              01/06/99                           11,996,592
 10,000,000   Federal Home Loan Mortgage
              Corp., Discount Notes, 5.05%,
              01/28/99                            9,965,870
                                             --------------

              TOTAL U.S. GOVERNMENT AGENCY
              (cost $21,953,575)                 21,962,462
                                             --------------

-----------------------------------------------------------
 PRINCIPAL              SECURITY                 VALUE
-----------------------------------------------------------

              REPURCHASE AGREEMENT (1.0%)
$24,321,000   Merrill Lynch MBS Tri-Party,
              4.86%, 01/04/99,
              Collateralized by $30,588,998
              FHLMC ARM Sinking Fund,
              7.596%, 02/01/25, and
              $13,498,987 FHLMC ARM Sinking
              Fund, 6.657%, 03/01/25, and
              $12,225,000 FHLMC ARM Sinking
              Fund, 6.853%,11/01/26, market
              value $24,810,650 (cost
              $24,321,000)                   $   24,321,000
                                             --------------

              TOTAL INVESTMENTS
              (cost $1,517,820,695)          $2,341,602,707
                                             ==============

-------------------------------------------------------

* Denotes a non-income producing security.

Cost also represents cost for federal income tax purposes.

The abbreviations in the above statement stand for the following:
    ADR    American Depository Receipt
    ARM    Adjustable Rate Mortgage
    FHLMC Federal Home Loan Mortgage Corporation
    MBS    Mortgage-Backed Securities
    NV     Naamloze Vennootschap (Dutch corporation)
    PLC    (British) Public Limited Company

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               3

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              COMMON STOCK (99.1%)
              BUILDING (1.3%)
     66,200   Martin Marietta Materials,
              Inc.                           $    4,116,813
     78,200   Masco Corp.                         2,248,250
     58,100   Vulcan Materials Co.                7,643,780
                                             --------------
                                                 14,008,843
                                             --------------

              CHEMICALS (4.4%)
    346,000   Millipore Corp.                     9,839,375
    250,000   Morton International, Inc.          6,125,000
    108,100   OM Group, Inc.                      3,945,650
    629,002   Pall Corp.                         15,921,613
    324,620   Raychem Corp.                      10,489,284
                                             --------------
                                                 46,320,922
                                             --------------

              COMPUTER EQUIPMENT (5.2%)
    298,600   International Business
              Machines Corp.                     55,166,350
                                             --------------

              COMPUTER/SOFTWARE & SERVICES (6.6%)
    640,000   First Data Corp                    20,280,000
    211,800   Gartner Group, Inc. Class A*        4,500,750
  1,166,300   Sungard Data Systems, Inc.*        46,287,531
                                             --------------
                                                 71,068,281
                                             --------------

              CONGLOMERATES (1.0%)
    242,700   Corning, Inc.                      10,921,500
                                             --------------

              DRUGS (16.9%)
    546,900   Allergan, Inc.                     35,411,775
    338,800   American Home Products Corp.       19,078,675
    125,000   Merck & Co., Inc.                  18,460,937
     40,000   Pfizer, Inc.                        5,017,500
    913,200   Schering-Plough Corp.              50,454,300
    685,700   Warner-Lambert Co.                 51,556,069
                                             --------------
                                                179,979,256
                                             --------------

              ELECTRICAL EQUIPMENT (4.2%)
    614,100   Black & Decker Corp.               34,427,981
    163,500   Maytag Corp.                       10,177,875
                                             --------------
                                                 44,605,856
                                             --------------

              ENTERTAINMENT (0.4%)
    126,531   Walt Disney Co.                     3,795,930
                                             --------------

              FINANCIAL/BANKS (11.0%)
    781,192   Bank One Corp.                     39,889,617
    224,179   Charter One Financial, Inc.         6,220,967
    426,600   Mellon Bank Corp.                  29,328,750
    259,200   Pacific Century Financial
              Corp.                               6,318,000
    874,000   Wells Fargo Co.                    34,905,375
                                             --------------
                                                116,662,709
                                             --------------

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              FINANCIAL/INSURANCE (5.2%)
    422,900   Horace Mann Educators Corp.    $   12,052,650
    634,000   Provident Cos., Inc.               26,311,000
    206,200   SunAmerica, Inc.                   16,727,975
                                             --------------
                                                 55,091,625
                                             --------------

              FINANCIAL/OTHER (10.7%)
    642,400   Associates First Capital
              Corp.                              27,221,700
    388,900   Fannie Mae                         28,778,600
     64,600   MBIA, Inc.                          4,235,337
  1,795,750   MBNA Corp.                         44,781,516
    137,500   Merrill Lynch & Co., Inc.           9,178,125
                                             --------------
                                                114,195,278
                                             --------------

              FOOD & BEVERAGE (8.3%)
     40,800   Anheuser-Busch Cos., Inc.           2,677,500
    251,900   PepsiCo, Inc.                      10,312,156
    375,700   Philip Morris Cos., Inc.           20,099,950
    685,400   Quaker Oats Co.                    40,781,300
    458,100   Ralston-Ralston Purina Group       14,830,987
                                             --------------
                                                 88,701,893
                                             --------------

              HEALTH CARE (1.1%)
    400,800   HCR Manor Care, Inc.*              11,773,500
                                             --------------

              HOSPITAL SUPPLY (5.0%)
    425,000   Johnson & Johnson                  35,646,875
    453,637   Quest Diagnostics, Inc.*            8,080,409
    331,800   St. Jude Medical, Inc.*             9,186,713
                                             --------------
                                                 52,913,997
                                             --------------

              MACHINERY & CAPITAL GOODS (0.8%)
    122,800   Trinity Industries, Inc.            4,727,800
    112,420   United Rental's, Inc.*              3,723,913
                                             --------------
                                                  8,451,713
                                             --------------

              PRINTING & PUBLISHING (10.4%)
    239,700   American Greetings Corp.
              Class A                             9,842,681
    363,000   Belo (A.H.) Corp. Series A          7,237,312
    202,800   Dun & Bradstreet Corp.              6,400,875
    299,300   E.W. Scripps Co. Class A           14,890,175
    112,900   Gibson Greetings, Inc.*             1,340,688
    519,400   IMS Health, Inc.                   39,182,237
    742,800   New York Times Co. Class A         25,765,875
     62,000   Tribune Co.                         4,092,000
      3,400   Washington Post Co. Class B         1,964,988
                                             --------------
                                                110,716,831
                                             --------------

              RESTAURANTS (1.4%)
    191,100   McDonald's Corp.                   14,643,038
                                             --------------

 4              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              RETAIL (4.5%)
    722,700   Tiffany & Co.                  $   37,490,063
    130,900   Wal-Mart Stores, Inc.              10,660,169
                                             --------------
                                                 48,150,232
                                             --------------

              TOYS (0.7%)
    321,835   Mattel, Inc.                        7,341,861
                                             --------------

              TOTAL COMMON STOCK
              (cost $782,727,352)             1,054,509,615
                                             --------------
-----------------------------------------------------------
PRINCIPAL     SECURITY                           VALUE
-----------------------------------------------------------
              CONVERTIBLE DEBT (0.1%)
              MACHINERY (0.1%)
$ 1,027,000   Consorcio G Grupo Dina, 8.00%
              08/08/04 (cost $960,713)       $      537,891
                                             --------------

              COMMERCIAL PAPER (1.1%)
 12,131,000   Koch Industries,
              5.25%, 01/04/99 (cost
              $12,125,693)                       12,124,122
                                             --------------

              TOTAL INVESTMENTS
              (cost $795,813,758)            $1,067,171,628
                                             ==============

-------------------------------------------------------

* Denotes a non-income producing security.

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               5

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              MORTGAGE-BACKED SECURITIES (31.1%)
              FEDERAL HOME LOAN MORTGAGE CORP., REMIC
              (19.6%)
$ 6,547,000   Series 107-F, 8.65%, 12/15/04    $  6,873,669
  9,036,000   Series 1132-J, 8.00%, 08/15/06      9,531,625
 13,000,000   Series 1344-D, 6.00%, 08/15/07     12,989,730
 20,000,000   Series 1415-N, 6.75%, 11/15/07     20,498,660
 10,000,000   Series 1451-J, 7.50%, 12/15/07     10,526,020
  3,000,000   Series 1544-T, 6.50%, 07/15/08      3,022,659
  9,000,000   Series 1693-H, 6.00%, 12/15/08      9,084,834
 10,000,000   Series 2053-VB, 6.50%, 05/15/12    10,059,580
 15,000,000   Series 1560-PN, 7.00%, 12/15/12    15,627,990
  3,271,000   Series 2043-VH, 6.50%, 05/15/14     3,308,011
  9,454,271   Series 31-E, 7.55%, 05/15/20        9,773,192
  8,000,000   Series 1841-PA, 7.07%, 08/15/20     8,083,656
 10,000,000   Series 1102-H, 8.88%, 06/15/21     10,477,840
  9,643,728   Series 1136-H, 6.00%, 09/15/21      9,563,781
  1,631,515   Series 190-D, 9.20%, 10/15/21       1,710,731
  8,341,845   Series 1614-MZ, 6.50%, 11/15/23     8,437,893
                                               ------------
                                                149,569,871
                                               ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION, REMIC
              (11.5%)
  4,055,635   Series 100-M, 5.50%, 09/25/01       4,039,721
  4,708,000   Series 94-J, 7.00%, 05/25/07        4,870,638
 13,003,645   Series 68-Z, 8.00%, 05/25/07       13,789,312
  5,163,152   Pool 380276, 6.36%, 04/01/08        5,392,659
 14,905,812   Pool 380348, 6.28%, 05/01/08       15,492,744
  6,963,769   Pool 380538, 6.24%, 08/01/08        7,218,016
  7,000,000   Series 164-C, 6.50%, 09/25/08       7,055,006
  6,000,376   Series 33-H, 6.00%, 03/25/09        5,990,655
    224,165   Series 34-E, 9.85%, 08/25/14          223,653
  1,103,417   Series 25-B, 9.25%, 10/25/18        1,172,690
  5,774,232   Series 16-D, 9.00%, 03/25/20        5,918,484
  1,833,688   Series 73-A, 8.00%, 07/25/21        1,887,499
  4,455,551   Series G42-Z, 7.00%, 07/25/22       4,506,700
 10,000,000   Series 76-H, 5.00%, 02/25/24        9,599,321
                                               ------------
                                                 87,157,098
                                               ------------
              TOTAL MORTGAGE-BACKED
              SECURITIES
              (cost $232,741,305)               236,726,969
                                               ------------
              U.S. GOVERNMENT AND AGENCY
              LONG-TERM OBLIGATIONS (64.9%)
              DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT
              (1.4%)
 10,000,000   6.49%, 08/01/07                    10,815,240
                                               ------------
              FEDERAL FARM CREDIT (1.4%)
 10,000,000   6.30%, 09/23/04                    10,522,220
                                               ------------

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              FEDERAL HOME LOAN BANKS (8.5%)
$12,000,000   6.36%, 03/21/01                  $ 12,329,532
  6,000,000   6.52%, 01/09/02                     6,237,078
 10,000,000   5.91%, 12/23/02                    10,247,330
 15,000,000   5.74%, 07/22/03                    15,309,825
  4,135,000   5.74%, 02/25/05                     4,247,658
  8,500,000   7.32%, 04/21/05                     9,444,852
  6,395,000   5.80%, 08/12/05                     6,594,319
                                               ------------
                                                 64,410,594
                                               ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION (2.0%)
  5,000,000   6.80%, 08/22/05                     5,433,820
  9,000,000   6.75%, 05/30/06                     9,833,733
                                               ------------
                                                 15,267,553
                                               ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (11.9%)
 10,000,000   5.72%, 01/09/01                    10,139,560
 11,703,000   6.40%, 05/02/01                    12,048,964
 12,000,000   6.85%, 08/22/05                    13,096,224
  5,000,000   6.82%, 08/23/05                     5,448,590
 11,270,000   6.77%, 09/01/05                    12,252,643
  9,000,000   6.54%, 10/03/05                     9,677,241
 15,000,000   5.88%, 02/02/06                    15,558,975
 12,310,000   7.58%, 04/26/06                    12,377,446
                                               ------------
                                                 90,599,643
                                               ------------
              PRIVATE EXPORT FUNDING CORPORATION (3.1%)
 22,000,000   6.86%, 04/30/04                    23,675,058
                                               ------------
              RESOLUTION FUNDING CORPORATION (10.2%)
 54,000,000   Principal STRIP, 04/15/06          37,858,212
 30,000,000   Principal STRIP, 01/15/13          13,835,640
 58,000,000   Principal STRIP, 07/15/13          25,935,164
                                               ------------
                                                 77,629,016
                                               ------------
              U.S. TREASURY BONDS (26.4%)
  5,000,000   6.25%, 01/31/02                     5,220,310
 25,000,000   5.75%, 10/31/02                    25,898,424
 10,000,000   7.88%, 11/15/04                    11,584,370
 44,000,000   7.00%, 07/15/06                    50,105,000
 25,000,000   12.75%, 11/15/10                   36,343,750
 29,500,000   7.50%, 11/15/16                    36,681,393
 25,000,000   8.75%, 08/15/20                    35,632,800
                                               ------------
                                                201,466,047
                                               ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY LONG-TERM OBLIGATIONS
              (cost $470,012,493)               494,385,371
                                               ------------

 6              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENT (3.0%)
$22,476,000   Warburg, Dillon, Read, 4.25%,
              01/04/99, Collateralized by
              $22,258,000 U.S. Treasury
              Bonds, 5.375%, 01/31/00, market
              value $22,925,740
              (cost $22,476,000)               $ 22,476,000
                                                -----------
              TOTAL INVESTMENTS
              (cost $725,229,798)              $753,588,340
                                                -----------
                                                -----------

-------------------------------------------------------

Cost also represents cost for federal income tax purposes.

The abbreviations in the above statement stand for the following:

REMIC  Real Estate Mortgage Investment Conduit
STRIP  Separate Trading of Registered Interest
       and Principal

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               7

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              CANADIAN GOVERNMENT OBLIGATIONS (1.3%)
$18,375,000   British Columbia, 4.89%,
              02/02/99 (cost $18,295,130)    $   18,295,130
                                             --------------
              COMMERCIAL PAPER (90.6%)
              AGRICULTURE/FINANCE (0.7%)
  4,364,000   John Deere Capital Corp.,
              5.10%, 02/05/99                     4,342,362
  6,000,000   John Deere Capital Corp.,
              5.10%, 03/09/99                     5,943,050
                                             --------------
                                                 10,285,412
                                             --------------
              AGRICULTURE/SUPPLIES (2.4%)
 15,000,000   John Deere & Co., 5.31%,
              01/19/99                           14,960,175
 10,987,000   John Deere & Co., 5.11%,
              01/20/99                           10,957,368
  7,745,000   John Deere & Co., 5.14%,
              02/18/99                            7,691,921
                                             --------------
                                                 33,609,464
                                             --------------
              AUTO/FINANCE (7.7%)
 20,000,000   American Honda Finance Corp.,
              5.40%, 01/26/99                    19,925,000
 10,000,000   Ford Motor Credit Co., 5.31%,
              01/11/99                            9,985,250
  2,597,000   Ford Motor Credit Co., 5.35%,
              01/21/99                            2,589,281
 20,000,000   Ford Motor Credit Co., 5.12%,
              02/05/99                           19,901,378
 10,000,000   Ford Motor Credit Co., 5.18%,
              02/19/99                            9,929,494
 20,000,000   General Motors Acceptance
              Corp., 5.11%, 01/15/99             19,959,478
  2,328,000   General Motors Acceptance
              Corp., 5.31%, 01/20/99              2,321,476
  5,000,000   General Motors Acceptance
              Corp., 5.18%, 02/10/99              4,971,221
  7,000,000   General Motors Acceptance
              Corp., 5.24%, 02/11/1999            6,958,226
 10,000,000   General Motors Acceptance
              Corp., 5.14%, 03/18/1999            9,891,489
                                             --------------
                                                106,432,293
                                             --------------
              BANKS (5.8%)
 10,000,000   Morgan (J.P.) & Co., 5.65%,
              01/22/99                            9,967,042
 10,000,000   Morgan (J.P.) & Co., 5.75%,
              03/10/99                           10,007,973
 15,000,000   Morgan (J.P.) & Co., 5.02%,
              03/25/99                           14,826,392

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              BANKS (CONTINUED)
$ 5,000,000   National City Credit Corp.,
              5.08%, 01/07/99                $    4,995,767
 10,000,000   Suntrust Banks, Inc., 5.15%,
              02/12/99                            9,939,917
 20,000,000   Suntrust Banks, Inc., 5.03%,
              03/16/99                           19,793,210
 10,000,000   Toronto-Dominion Holdings
              (USA), 5.42%, 01/19/99              9,972,900
                                             --------------
                                                 79,503,201
                                             --------------
              BROKERS/DEALERS (13.9%)
 10,000,000   Bear Stearns Co., 5.17%,
              01/07/99                            9,991,383
 10,000,000   Bear Stearns Co., 5.24%,
              02/12/99                            9,938,867
 10,000,000   Bear Stearns Co., 5.09%,
              03/05/99                            9,910,925
 10,000,000   Bear Stearns Co., 5.08%,
              04/09/99                            9,861,711
 16,000,000   Goldman Sachs Group, 5.25%,
              01/13/99                           15,972,000
 11,732,000   Goldman Sachs Group, 5.30%,
              01/14/99                           11,710,016
 11,548,000   Goldman Sachs Group, 5.10%,
              03/09/99                           11,438,390
  1,383,000   Goldman Sachs Group, 4.90%,
              03/25/99                            1,367,376
    503,000   Merrill Lynch & Co., 5.45%,
              01/15/99                              501,934
 22,000,000   Merrill Lynch & Co.,
              5.40-5.46%, 01/20/99               21,936,920
 10,000,000   Merrill Lynch & Co., 5.26%,
              01/29/99                            9,959,089
 10,000,000   Merrill Lynch & Co., 5.10%,
              02/26/99                            9,920,667
 11,082,000   Morgan Stanley Group, 5.42%,
              01/13/99                           11,061,979
 10,000,000   Morgan Stanley Group, 5.42%,
              01/15/99                            9,978,921
  5,000,000   Morgan Stanley Group, 5.17%,
              02/12/99                            4,969,842
 12,000,000   Morgan Stanley Group, 5.10%,
              02/26/99                           11,904,800
 30,000,000   Salomon Smith Barney, Inc.,
              5.37-5.50%, 01/05/99               29,981,956
                                             --------------
                                                190,406,776
                                             --------------
              CONSUMER PRODUCTS (5.7%)
 25,000,000   Clorox Co., 5.12%, 01/21/99        24,928,889
  3,500,000   Clorox Co., 5.18%, 02/12/99         3,478,848
 15,000,000   Clorox Co., 5.10%, 02/19/99        14,895,875

 8              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              CONSUMER PRODUCTS (CONTINUED)
$20,000,000   Gillette Co., 5.12%, 01/08/99  $   19,980,089
 15,000,000   Gillette Co., 5.13%, 01/15/99      14,970,075
                                             --------------
                                                 78,253,776
                                             --------------
              CONSUMER SALES FINANCE (12.5%)
 10,000,000   American Express Credit
              Corp., 5.40%, 01/06/99              9,992,500
  1,200,000   American Express Credit
              Corp., 5.33%, 01/13/99              1,197,868
 13,178,000   American Express Credit
              Corp., 5.32%, 01/14/99             13,152,684
 10,000,000   American Express Credit
              Corp., 5.15%, 02/04/99              9,951,361
 10,000,000   American General Finance
              Corp., 5.43%, 01/07/99              9,990,950
 10,000,000   Associates Corp. of North
              America, 5.02%, 02/17/99            9,934,461
  8,000,000   Associates First Capital
              Corp., 5.17%, 02/08/99              7,956,342
 15,000,000   Associates First Capital
              Corp., 5.09%, 03/05/99             14,866,387
 10,000,000   Associates First Capital
              Corp., 5.13%, 03/10/99              9,903,100
  5,000,000   Commercial Credit Co., 5.33%,
              01/11/99                            4,992,597
 28,707,000   Commercial Credit Co., 5.14%,
              01/22/99                           28,620,927
 10,000,000   Commercial Credit Co., 5.17%,
              02/09/99                            9,943,992
 15,000,000   Household Finance Corp.,
              5.41%, 01/06/99                    14,988,729
  2,179,000   Household Finance Corp.,
              5.33%, 01/13/99                     2,175,129
  8,000,000   Household Finance Corp.,
              5.42%, 01/19/99                     7,978,319
  6,390,000   Household Finance Corp.,
              5.15%, 01/21/99                     6,371,718
 10,000,000   Household International
              Corp., 5.50%, 01/05/99              9,993,889
                                             --------------
                                                172,010,953
                                             --------------
              CORPORATE CREDIT UNIONS (1.5%)
 20,000,000   U.S. Central Credit Union,
              4.87%, 02/02/99                    19,913,422
                                             --------------
              DIVERSIFIED FINANCE (6.3%)
  5,000,000   CIT Group, Inc., 5.20%,
              01/05/99                            4,997,111
  8,000,000   CIT Group, Inc., 5.14%,
              01/14/99                            7,985,151
 20,000,000   CIT Group, Inc., 5.30%,
              01/28/99                           19,920,500

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              DIVERSIFIED FINANCE (CONTINUED)
$10,000,000   CIT Group, Inc., 5.24%,
              01/29/99                       $    9,959,245
  5,000,000   GE Capital Corp., 5.12%,
              01/19/99                            4,987,200
  4,000,000   GE Capital Corp., 5.16%,
              02/12/99                            3,975,920
  5,000,000   GE Capital Corp., 5.11%,
              03/09/99                            4,952,449
 15,000,000   GE Capital Corp., 5.13%,
              03/17/99                           14,839,687
  5,000,000   GE Capital Corp., 5.02%,
              03/30/99                            4,938,644
 10,000,000   GE Capital Corp., 5.03%,
              04/06/99                            9,867,264
                                             --------------
                                                 86,423,171
                                             --------------
              ENTERTAINMENT (1.4%)
 20,000,000   Walt Disney Co., 5.08%,
              03/02/99                           19,830,668
                                             --------------
              FINANCIAL SERVICES/UTILITIES (3.3%)
 15,000,000   National Rural Utilities
              Cooperative Finance Corp.,
              5.12%, 01/12/99                    14,976,533
 10,000,000   National Rural Utilities
              Cooperative Finance Corp.,
              5.05%, 01/22/99                     9,970,541
  5,000,000   National Rural Utilities
              Cooperative Finance Corp.,
              5.12%, 02/19/99                     4,965,156
 15,000,000   National Rural Utilities
              Cooperative Finance Corp.,
              5.02%, 03/11/99                    14,855,675
                                             --------------
                                                 44,767,905
                                             --------------
              FOOD & BEVERAGE (2.9%)
  3,956,000   Heinz (H.J.) Co., 5.26%,
              01/22/99                            3,943,862
  3,000,000   Heinz (H.J.) Co., 5.26%,
              01/25/99                            2,989,480
  9,200,000   Heinz (H.J.) Co., 5.15%,
              02/01/99                            9,159,201
  6,750,000   Heinz (H.J.) Co., 5.12%,
              02/02/99                            6,719,279
  8,150,000   Heinz (H.J.) Co., 5.12%,
              02/03/99                            8,111,749
  5,000,000   Heinz (H.J.) Co., 5.22%,
              02/12/99                            4,969,550
  3,900,000   Heinz (H.J.) Co., 5.15%,
              02/16/99                            3,874,336
                                             --------------
                                                 39,767,457
                                             --------------

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               9

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              HEAVY EQUIPMENT/FINANCE (3.1%)
$ 6,400,000   Caterpillar Financial
              Services, Inc., 5.32%,
              01/05/99                       $    6,396,217
  8,682,000   Caterpillar Financial
              Services, Inc., 5.05%,
              01/07/99                            8,674,693
 15,000,000   Caterpillar Financial
              Services, Inc., 5.03%,
              01/08/99                           14,985,329
  2,000,000   Caterpillar Financial
              Services, Inc., 5.05%,
              01/13/99                            1,996,634
 10,000,000   Caterpillar Financial
              Services, Inc., 5.12%,
              02/04/99                            9,951,644
                                             --------------
                                                 42,004,517
                                             --------------
              INSURANCE (7.5%)
 10,000,000   American General Corp.,
              5.06%, 01/14/99                     9,981,728
 10,000,000   American General Corp.,
              5.03%, 01/15/99                     9,980,439
 15,000,000   American General Corp.,
              5.07%, 03/04/99                    14,869,025
 10,000,000   Marsh & McLennan Cos., 5.38%,
              01/13/99                            9,982,067
 15,000,000   Metlife Funding, Inc., 5.30%,
              01/11/99                           14,977,917
  6,000,000   Metlife Funding, Inc., 5.13%,
              01/12/99                            5,990,594
  3,773,000   Metlife Funding, Inc., 5.35%,
              01/22/99                            3,761,225
 10,635,000   Metlife Funding, Inc., 5.22%,
              01/27/99                           10,594,906
  8,000,000   Metlife Funding, Inc., 5.15%,
              02/16/99                            7,947,356
 15,000,000   Principal Life Co., 5.50%,
              01/06/99                           14,988,542
                                             --------------
                                                103,073,799
                                             --------------
              LEASE/FINANCE (0.7%)
 10,000,000   IBM Credit Corp., 5.32%,
              01/07/99                            9,991,133
                                             --------------
              MISCELLANEOUS MANUFACTURING (0.4%)
  5,000,000   Illinois Tool Works, Inc.,
              5.08%, 03/23/99                     4,942,850
                                             --------------
              OIL & GAS/EQUIPMENT & SERVICES (3.4%)
 10,000,000   Chevron Transport Corp.,
              5.36%, 01/06/99                     9,992,556
 10,000,000   Chevron Transport Corp.,
              5.46%, 01/08/99                     9,989,383
 27,869,000   Koch Industries, Inc., 5.25%,
              01/04/99                           27,856,807
                                             --------------
                                                 47,838,746
                                             --------------

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              PACKAGING/CONTAINERS (2.8%)
$11,516,000   Bemis Co., Inc., 5.25%,
              01/14/99                       $   11,494,168
  8,319,000   Bemis Co., Inc., 5.42%,
              01/22/99                            8,292,698
 15,000,000   Bemis Co., Inc., 5.15%,
              02/12/99                           14,909,874
  3,665,000   Bemis Co., Inc., 5.18%,
              02/19/99                            3,639,160
                                             --------------
                                                 38,335,900
                                             --------------
              PAPER & FOREST PRODUCTS (2.9%)
 25,000,000   Sonoco Products Co., 5.15%,
              02/09/99                           24,860,521
 15,000,000   Sonoco Products Co., 5.14%,
              02/12/99                           14,910,050
                                             --------------
                                                 39,770,571
                                             --------------
              PHARMACEUTICALS/PERSONAL CARE (2.7%)
 11,098,000   Becton Dickinson & Co.,
              5.17%, 02/10/99                    11,034,248
  4,025,000   Becton Dickinson & Co.,
              5.07%, 03/04/99                     3,989,855
 10,000,000   Becton Dickinson & Co.,
              5.05%, 03/10/99                     9,904,611
 11,555,000   Glaxo Wellcome, Inc., 5.03%,
              01/22/99                           11,521,096
                                             --------------
                                                 36,449,810
                                             --------------
              PRINTING & PUBLISHING (3.0%)
 15,000,000   E.W. Scripps Co., 5.15%,
              01/12/99                           14,976,396
  6,000,000   E.W. Scripps Co., 5.03%,
              03/12/99                           19,782,688
 20,000,000   E.W. Scripps Co., 5.03%,
              03/19/99                            5,941,317
                                             --------------
                                                 40,700,401
                                             --------------
              TOTAL COMMERCIAL PAPER
              (cost $1,234,304,252)           1,244,312,225
                                             --------------
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS (8.1%)
 20,000,000   Federal Home Loan Mortgage
              Corp., 5.01%, 01/11/99             19,972,161
  5,000,000   Federal Home Loan Mortgage
              Corp., 5.02%, 02/19/99              4,965,836
 20,000,000   Federal National Mortgage
              Association, 5.05%, 01/08/99       19,980,361
  6,350,000   Federal National Mortgage
              Association, 4.95%, 02/04/99        6,320,314

 10              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (CONTINUED)
$10,000,000   Federal National Mortgage
              Association, 5.44%, 07/28/99*  $    9,995,303
 50,000,000   U.S. Treasury Bills, 4.40%,
              02/11/99                           49,749,444
                                             --------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS
              (cost $120,991,392)               110,983,419
                                             --------------
              TOTAL INVESTMENTS
              (cost $1,373,590,774)          $1,373,590,774
                                             ==============

-------------------------------------------------------

* Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 1998.

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent amortized cost valuation as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               11

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (91.9%)
              AUSTRALIA (0.2%)
              HEALTH CARE (0.2%)
    112,100   Cochlear Ltd.                    $    639,182
                                               ------------
              AUSTRIA (0.2%)
              MACHINERY & ENGINEERING (0.2%)
     10,800   KTM-Motorradholding AG                732,471
                                               ------------
              CANADA (0.3%)
              FOOD PROCESSING (0.1%)
     62,400   Maple Leaf Foods, Inc.                596,887
                                               ------------
              INSURANCE (0.2%)
     39,800   Queensway Financial Holdings
              Ltd.*                                 619,455
                                               ------------
              TOTAL CANADA                        1,216,342
                                               ------------
              DENMARK (0.2%)
              COMMERCIAL SERVICES (0.2%)
      7,800   Falck A/S                             637,943
                                               ------------
              FINLAND (0.9%)
              CONSUMER PRODUCTS (0.3%)
     95,500   Amer Group Ltd.*                    1,000,905
                                               ------------
              ELECTRONICS/INSTRUMENTATION (0.1%)
      7,100   Vaisala OY                            593,043
                                               ------------
              HOUSEHOLD PRODUCTS (0.2%)
     37,900   Asko OYJ                              653,487
                                               ------------
              INSURANCE (0.2%)
     22,600   Vakuutusyhtio Sampo OYJ               869,698
                                               ------------
              MANUFACTURING/DIVERSIFIED (0.1%)
     51,500   Santasalo JOT Group                   319,552
                                               ------------
              TOTAL FINLAND                       3,436,685
                                               ------------
              FRANCE (1.0%)
              CHEMICALS/PLASTICS (0.2%)
      6,700   Compagnie Plastic Omnium SA           646,345
                                               ------------
              ELECTRONICS/DEFENSE (0.4%)
     20,200   Cie des Signaux SA                  1,493,382
                                               ------------
              ENERGY (0.2%)
      7,285   C.E.A. Industries                     898,507
                                               ------------
              MACHINERY & ENGINEERING (0.2%)
     20,100   Carbone Lorraine                      960,457
                                               ------------
              TOTAL FRANCE                        3,998,691
                                               ------------

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              GERMANY (0.7%)
              BEVERAGES/ALCOHOLIC (0.3%)
     21,100   Hawesko Holding AG*              $  1,186,755
                                               ------------
              ELECTRICAL EQUIPMENT (0.1%)
      7,550   Data Modul AG                         310,493
                                               ------------
              HEALTH CARE (0.3%)
     71,800   Marseille-Kliniken AG               1,302,691
                                               ------------
              TOTAL GERMANY                       2,799,939
                                               ------------
              HONG KONG (0.4%)
              HOTELS/MOTELS (0.1%)
  2,146,000   CDL Hotels International Ltd.         551,301
                                               ------------
              LEISURE/ENTERTAINMENT (0.1%)
    864,000   Shaw Brothers Ltd.                    373,650
                                               ------------
              RETAIL/SPECIALTY (0.2%)
  1,756,000   Esprit Holdings Ltd.                  759,407
                                               ------------
              TOTAL HONG KONG                     1,684,358
                                               ------------
              IRELAND (0.5%)
              BANK/SAVINGS & LOAN (0.3%)
    373,900   Anglo Irish Bank Corp. PLC          1,089,302
                                               ------------
              COMMERCIAL SERVICES (0.2%)
    107,800   Adare Printing Group PLC              955,128
                                               ------------
              TOTAL IRELAND                       2,044,430
                                               ------------
              ITALY (1.1%)
              BANK/SAVINGS & LOAN (0.5%)
     81,000   Banca Popolare di Brescia           1,993,647
                                               ------------
              FINANCIAL SERVICES (0.2%)
  1,005,700   Premafin Finanziaria SPA*             878,340
                                               ------------
              MACHINERY (0.1%)
    121,400   Interpump Group SPA                   600,567
                                               ------------
              TIRE & RUBBER (0.3%)
    291,100   Manuli Rubber Industries SPA        1,084,502
                                               ------------
              TOTAL ITALY                         4,557,056
                                               ------------
              JAPAN (0.5%)
              BUSINESS SERVICES (0.0%)
        200   Daiseki Co. Ltd.                        1,162
                                               ------------
              CONSTRUCTION & HOUSING (0.0%)
        440   CTI Engineering Co. Ltd.                2,669
                                               ------------

 12              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              CONSUMER GOODS & SERVICES (0.2%)
     37,000   Laox                             $    262,408
     32,300   Paris Miki, Inc.                      717,584
                                               ------------
                                                    979,992
                                               ------------
              COSMETICS (0.2%)
     28,700   ADEARANS Co. Ltd.                     860,768
                                               ------------
              FOOD & BEVERAGE (0.0%)
      7,000   Soken Co. Ltd.                         11,903
                                               ------------
              MACHINERY & ENGINEERING (0.0%)
        400   DMW Corp.                              10,630
                                               ------------
              MEDICAL PRODUCTS (0.1%)
     14,000   Kawasumi Laboratories, Inc.           265,569
                                               ------------
              RETAIL STORES (0.0%)
        400   Jeans Mate Corp.                        7,314
                                               ------------
              TOTAL JAPAN                         2,140,007
                                               ------------
              NETHERLANDS (0.8%)
              BUSINESS SERVICES (0.1%)
     56,400   Avalix Groep NV*(a)                   469,117
                                               ------------
              COMPUTER SOFTWARE (0.4%)
    167,600   Scala Business Solutions NV*        1,528,951
                                               ------------
              PUBLISHING (0.3%)
     43,700   N.V. Holdingmaatschappij De
              Telegraaf                           1,184,250
                                               ------------
              TOTAL NETHERLANDS                   3,182,318
                                               ------------
              NORWAY (0.6%)
              BROADCAST MEDIA/CABLE TV (0.2%)
    240,100   P4 Radio Hele Norge ASA               687,607
                                               ------------
              COMMUNICATIONS & MEDIA (0.2%)
     78,000   Schibsted A/S                         974,746
                                               ------------
              HOUSEHOLD FURNISHINGS & APPLIANCES (0.2%)
    120,300   Ekornes ASA                           955,259
                                               ------------
              TOTAL NORWAY                        2,617,612
                                               ------------
              PORTUGAL (0.3%)
              INSURANCE (0.3%)
     44,200   Companhia de Seguros Mundial
              Confianca SA*                       1,415,505
                                               ------------
              PUERTO RICO (0.4%)
              FINANCIAL SERVICES (0.4%)
     80,000   Doral Financial Corp.               1,770,000
                                               ------------

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              SINGAPORE (0.2%)
              FOOD & BEVERAGE (0.2%)
    637,000   Want Want Holdings Ltd.          $    764,400
                                               ------------
              SPAIN (0.3%)
              BANK/SAVINGS & LOAN (0.3%)
     20,300   Banco Pastor SA                     1,284,346
                                               ------------
              SWEDEN (1.1%)
              COMPUTER SOFTWARE (0.2%)
     87,600   Industrial & Financial Systems
              AB                                  1,018,161
                                               ------------
              COMPUTERS (0.0%)
      2,666   International Business Systems*        54,682
                                               ------------
              CONSUMER GOODS & SERVICES (0.1%)
     87,600   Monark Stiga AB                       390,930
                                               ------------
              ENGINEERING & CONSTRUCTION (0.4%)
    137,170   Caran AB Class B                    1,705,140
                                               ------------
              MEDICAL PRODUCTS (0.2%)
     52,850   Getinge Industrier AB Class B         801,504
                                               ------------
              PUBLISHING (0.2%)
     34,600   Elanders AB Class B                   653,764
                                               ------------
              TOTAL SWEDEN                        4,624,181
                                               ------------
              SWITZERLAND (1.1%)
              COMMERCIAL SERVICES (0.2%)
      7,000   Swisslog Holding AG                   682,619
                                               ------------
              ELECTRONICS (0.2%)
      2,800   Saia-Burgess Electronics*             714,125
                                               ------------
              MEDICAL PRODUCTS (0.2%)
     11,100   Gretag Imaging Group*                 982,522
                                               ------------
              PRINTING & PUBLISHING (0.3%)
      4,020   Edipresse SA                        1,191,134
                                               ------------
              RESTAURANTS (0.2%)
      1,520   Moevenpick Holding AG                 875,673
                                               ------------
              TOTAL SWITZERLAND                   4,446,073
                                               ------------
              UNITED KINGDOM (2.7%)
              CHEMICALS/SPECIALTY (0.2%)
    249,100   Victrex PLC                           699,743
                                               ------------
              COMMERCIAL SERVICES (0.1%)
    186,900   Corporate Services Group PLC          478,646
                                               ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               13

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMPUTER SOFTWARE (0.2%)
    272,700   JBA Holdings PLC                 $    871,539
                                               ------------
              CONSUMER GOODS & SERVICES (0.4%)
    257,700   Hogg Robinson PLC                     891,872
    157,300   Hozelock Group PLC                    793,776
                                               ------------
                                                  1,685,648
                                               ------------
              FINANCIAL SERVICES (0.2%)
    160,500   E, D, & F Man Group PLC               944,912
                                               ------------
              FOOD PROCESSING (0.2%)
    196,600   Devro PLC                             572,108
                                               ------------
              HEALTH CARE (0.1%)
    108,100   Westminster Health Care Holding
              PLC                                   378,214
                                               ------------
              INSURANCE (0.2%)
    259,300   Jardine Lloyd Thomson Group           837,437
                                               ------------
              LEASE/RENTAL (0.4%)
    320,300   Ashtead Group PLC                     738,118
    171,500   Goode Durrant PLC                     790,429
                                               ------------
                                                  1,528,547
                                               ------------
              MEDICAL PRODUCTS (0.3%)
     90,200   Seton Scholl Healthcare Group
              PLC                                 1,274,483
                                               ------------
              PUBLISHING (0.1%)
     23,000   Euromoney Publications PLC            531,960
                                               ------------
              RETAIL/GENERAL (0.2%)
    209,000   Carpetright PLC                       791,001
                                               ------------
              TOYS (0.1%)
     40,900   Games Workshop Group PLC              354,306
                                               ------------
              TOTAL UNITED KINGDOM               10,948,544
                                               ------------
              UNITED STATES (78.4%)
              AEROSPACE/DEFENSE (2.0%)
     70,900   AAR Corp.                           1,692,738
     27,000   Alliant Techsystems, Inc.*          2,225,813
     59,600   Aviall, Inc.*                         700,300
     48,900   Cordant Technologies, Inc.          1,833,750
     25,800   Doncasters PLC ADR*                   417,638
     22,200   Ducommun, Inc.*                       306,638
     12,200   Orbital Sciences Corp.*               539,850
     69,100   TriStar Aerospace Co.*                483,700
                                               ------------
                                                  8,200,427
                                               ------------

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              AUTO & AUTO PARTS (0.6%)
     43,000   Donaldson, Inc.                  $    892,250
     12,500   Dura Automotive Systems, Inc.*        426,563
     29,500   Triumph Group, Inc.*                  944,000
                                               ------------
                                                  2,262,813
                                               ------------
              BANK/SAVINGS & LOAN (2.8%)
     51,500   Bank United Corp. Class A           2,021,375
     31,300   Community First Bankshares,
              Inc.                                  659,256
     26,600   Cullen Frost Bankers, Inc.          1,459,675
     33,000   Hamilton Bancorp, Inc.*               880,688
     16,800   Ocean Financial Corp.                 279,300
     36,300   Peoples Heritage Financial
              Group, Inc.                           726,000
     13,375   Queens County Bancorp, Inc.           397,906
     13,400   Reliance Bancorp, Inc.                372,688
     60,000   Southwest Bancorporation of
              Texas, Inc.*                        1,072,500
     53,625   Sterling Bancshares, Inc.             797,672
     18,000   Texas Regal Bancshares, Inc.
              Class A                               451,125
     89,000   Webster Financial Corp.             2,441,937
                                               ------------
                                                 11,560,122
                                               ------------
              BUILDING MATERIALS (0.7%)
     27,700   D.R. Horton, Inc.                     637,100
     60,000   Granite Construction, Inc.          2,013,750
                                               ------------
                                                  2,650,850
                                               ------------
              BUSINESS SERVICES (1.2%)
     34,800   Hagler Bailly, Inc.*                  696,000
     55,000   Hypercom Corp.*                       543,125
     23,800   QRS Corp.*                          1,142,400
     44,250   Technology Solutions Co.*             474,307
     44,000   True North Communications,
              Inc.*                               1,182,500
     36,600   Wilmar Industries, Inc.*              743,437
                                               ------------
                                                  4,781,769
                                               ------------
              CHEMICALS & FERTILIZER (0.2%)
     30,700   Lawter International, Inc.            356,888
     75,000   U.S. Home & Garden, Inc.*             375,000
                                               ------------
                                                    731,888
                                               ------------
              CHEMICALS/SPECIALTY (0.4%)
     18,600   Church & Dwight Co., Inc.*            668,438
     29,500   Macdermid, Inc.                     1,154,188
                                               ------------
                                                  1,822,626
                                               ------------
              COMMERCIAL SERVICES (3.2%)
     28,400   Advance Paradigm, Inc.*               994,000
     23,000   Clear Channel Communications,
              Inc.*                               1,253,500
      5,000   Icon PLC ADR*                         167,500

 14              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMMERCIAL SERVICES (CONTINUED)
     35,900   Lason, Inc.*                     $  2,088,931
     48,500   Macrovision Corp.*                  2,049,125
     18,500   Metzler Group, Inc. (The)*            900,719
     20,163   Nova Corp.*                           699,404
     22,100   On Assignment, Inc.*                  762,450
     25,000   Pediatrix Medical Group, Inc.*      1,498,438
     20,000   Profit Recovery Group
              International, Inc.*                  748,750
     17,350   Robert Half International,
              Inc.*                                 775,328
     26,000   Romac International, Inc.*            578,500
     26,600   SM&A Corp.*                           505,400
     22,300   SOS Staffing Services, Inc.*          161,675
                                               ------------
                                                 13,183,720
                                               ------------
              COMMUNICATIONS & MEDIA (2.4%)
     28,400   Central European Media
              Enterprises Ltd.*                     186,375
     28,999   Chancellor Media Corp.*             1,388,327
     60,000   Cinar Corp. Class B*                1,522,500
     67,200   Granite Broadcasting Corp.            403,200
     55,000   Harte-Hanks, Inc.                   1,567,500
     12,700   Heftel Broadcasting Corp.*            625,475
     32,000   Lamar Advertising Co.*              1,192,000
     18,900   Metro Networks, Inc.*                 805,613
     36,387   Outdoor Systems, Inc.*              1,091,610
     41,000   Ritchie Brothers Auctioneers,
              Inc.*                               1,104,437
                                               ------------
                                                  9,887,037
                                               ------------
              COMPUTER EQUIPMENT (1.2%)
     30,750   Cybex Computer Products Corp.*        903,281
     37,000   Komag, Inc.*                          383,875
     21,950   National Instruments Corp.*           749,044
     30,000   NeoMagic Corp.*                       663,750
     22,000   Network Appliance, Inc.               986,564
     18,000   Secure Computing Corp.*               343,125
     25,000   SMART Modular Technologies,
              Inc.*                                 693,750
                                               ------------
                                                  4,723,389
                                               ------------
              COMPUTER SERVICE (4.6%)
     28,840   Acxiom Corp.*                         894,040
     21,200   Analysts International Corp.          408,100
     16,500   CMGI, Inc.*                         1,757,250
     33,000   DoubleClick, Inc.*                  1,468,500
     19,500   Exodus Communication, Inc.*         1,252,875
     31,000   InfoSpace.com, Inc.*                1,181,875
     88,200   Inprise Corp.*                        485,100
     16,000   International Network Services*     1,064,000
     34,200   Mercury Computer Systems, Inc.*       961,875
     14,000   MindSpring Enterprises, Inc.*         854,875
     35,500   National Data Corp.                 1,728,406
     12,000   Network Solutions, Inc.*            1,570,500
     90,000   Security Dynamics Technologies,
              Inc.*                               2,070,000

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMPUTER SERVICE (CONTINUED)
     17,600   Sterling Commerce, Inc.*         $    792,000
     45,000   Sykes Enterprises, Inc.*            1,372,500
     37,000   USWeb Corp.*                          975,875
                                               ------------
                                                 18,837,771
                                               ------------
              COMPUTER SOFTWARE (6.1%)
     16,500   Advantage Learning Systems,
              Inc.*                               1,084,875
     33,500   Avant! Corp.*                         536,000
     25,600   Boole & Babbage, Inc.*                753,600
     19,700   BroadVision, Inc.*                    630,400
     27,600   Business Objects SA ADR*              897,000
     38,000   Concord Communications, Inc.*       2,156,500
     20,100   Concur Technologies, Inc.*            613,050
     13,900   Documentum, Inc.*                     742,781
     38,000   Exchange Applications, Inc.           745,750
     35,000   GeoTel Communications Corp.*        1,303,750
     29,100   Hyperion Solutions Corp.*             523,800
      5,000   Inktomi Corp.*                        646,875
     41,000   Legato Systems, Inc.*               2,703,438
     18,600   Lycos, Inc.*                        1,033,462
     21,000   Macromedia, Inc.*                     707,438
     19,200   Mercury Interactive Corp.*          1,214,400
     57,600   Micrografx, Inc.*                     633,600
     32,000   National Computer Systems, Inc.     1,184,000
     16,500   New Dimension Software Ltd.*          794,063
     58,100   New Era of Networks, Inc.*          2,556,400
     70,000   Software AG Systems, Inc.*          1,268,750
     28,400   Transaction System Architects,
              Inc. Class A*                       1,420,000
     19,000   VideoServer, Inc.*                    349,125
     12,500   Visio Corp.*                          457,031
                                               ------------
                                                 24,956,088
                                               ------------
              CONSTRUCTION & HOUSING (0.4%)
     20,400   Coachmen Industries, Inc.             535,500
     44,400   Nobility Homes, Inc.*                 568,875
      2,100   Simpson Manufacturing Co.,
              Inc.*                                  78,619
      8,500   Texas Industries, Inc.                228,969
     26,800   Willbros Group, Inc.*                 149,075
                                               ------------
                                                  1,561,038
                                               ------------
              CONSUMER GOODS & SERVICES (2.4%)
     35,700   Alberto Culver Co. Class A            901,425
     51,100   Central Garden & Pet Co.*             734,562
     46,400   Devry, Inc.*                        1,421,000
     52,500   Furniture Brands International,
              Inc.*                               1,430,625
     72,500   Helen of Troy Ltd.*                 1,064,844
     25,600   ITT Educational Services, Inc.*       870,400
     17,700   Matthews International Corp.
              Class A                               557,550

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               15

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              CONSUMER GOODS & SERVICES (CONTINUED)
     37,500   Mohawk Industries, Inc.*         $  1,577,344
     25,000   Sun International Hotels Ltd.*      1,135,938
                                               ------------
                                                  9,693,688
                                               ------------
              CONSUMER NON-DURABLE (0.2%)
     29,000   Hain Food Group, Inc.*                725,000
                                               ------------
              CONTAINERS (0.4%)
     65,000   Ivex Packaging Corp.*               1,511,250
     11,200   Libbey, Inc.                          324,100
                                               ------------
                                                  1,835,350
                                               ------------
              DATA PROCESSING & REPRODUCTION (0.1%)
     32,700   Inspire Insurance Solutions,
              Inc.*                                 600,863
                                               ------------
              EDUCATION (0.2%)
     18,700   Strayer Education, Inc.               659,175
                                               ------------
              ELECTRIC COMPANIES (0.5%)
     46,000   CMP Group, Inc.                       868,250
     11,400   Rochester Gas & Electric Corp.        356,250
     14,600   TNP Enterprises, Inc.                 553,887
     10,900   UtiliCorp United, Inc.                399,894
                                               ------------
                                                  2,178,281
                                               ------------
              ELECTRICAL EQUIPMENT (0.3%)
     24,100   Electro Scientific Industries,
              Inc.*                               1,092,031
                                               ------------
              ELECTRONICS (1.5%)
     24,900   Aavid Thermal Technologies,
              Inc.*                                 420,187
     18,800   ATMI, Inc.*                           474,700
     33,300   Burr-Brown Corp.*                     780,469
     31,600   DII Group, Inc. (The)*                726,800
     53,100   Methode Electronics, Inc. Class
              A                                     829,688
     70,000   Power Integrations, Inc.*           1,754,375
     20,000   Proxim, Inc.*                         533,750
      8,500   SCI Systems, Inc.*                    490,875
                                               ------------
                                                  6,010,844
                                               ------------
              ELECTRONICS/INSTRUMENTATION (0.6%)
      9,100   Infoseek Corp.*                       449,313
     40,000   Mettler-Toledo International,
              Inc.*                               1,122,500
     26,400   Optical Coating Laboratory,
              Inc.                                  686,400
                                               ------------
                                                  2,258,213
                                               ------------
              ELECTRONICS/SEMICONDUCTOR (4.1%)
     66,800   Allied Products Corp.                 421,675
     49,100   AVT Corp.*                          1,423,900
      8,500   Broadcom Corp. Class A*             1,026,375
     41,300   Dallas Semiconductor Corp.          1,682,975
     31,900   Flextronics International Ltd.*     2,731,438
     23,000   Galileo Technology Ltd.*              621,000

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              ELECTRONICS/SEMICONDUCTOR (CONTINUED)
     18,700   Maxim Integrated Products,
              Inc.*                            $    816,956
     17,500   Micrel, Inc.*                         962,500
     30,000   MIPS Technologies, Inc.*              960,000
     17,100   Photronics, Inc.*                     409,867
     24,000   PMC-Sierra, Inc.*                   1,515,000
     10,000   QLogic Corp.*                       1,308,750
     14,000   Sipex Corp.*                          491,750
     10,200   Uniphase Corp.*                       707,625
     17,000   Veeco Instruments, Inc.*              903,125
     16,500   Vitesse Semiconductor Corp.*          752,813
                                               ------------
                                                 16,735,749
                                               ------------
              ENVIRONMENTAL SERVICES (0.7%)
     29,010   Allied Waste Industries, Inc.*        685,361
     56,900   Casella Waste Systems, Inc.*        2,112,413
                                               ------------
                                                  2,797,774
                                               ------------
              FINANCIAL (0.1%)
      9,300   Health Care Property Investors,
              Inc.                                  285,975
                                               ------------
              FINANCIAL/INSURANCE (0.1%)
     21,000   Clark/Bardes Holdings, Inc.*          354,375
                                               ------------
              FINANCIAL SERVICES (2.5%)
     16,723   Allmerica Financial Corp.             967,844
     23,400   Amerin Corp.*                         552,825
     18,600   City National Corp.                   774,225
     17,900   Enhance Financial Services
              Group                                 537,000
     25,000   Executive Risk, Inc.                1,373,437
     35,900   HUBCO, Inc.                         1,081,488
     34,600   Nac Re Corp.                        1,624,038
     12,100   Reinsurance Group of America,
              Inc.                                  735,075
     37,000   Renaissance Holdings Ltd.           1,355,125
     42,500   Terra Nova (Bermuda) Holdings
              Ltd.                                1,073,125
                                               ------------
                                                 10,074,182
                                               ------------
              FOOD & BEVERAGE (0.5%)
     36,800   Ben & Jerry's Homemade, Inc.
              Class A*                              823,400
      9,600   Bush Boake Allen, Inc.*               338,400
     18,900   Suiza Foods Corp.*                    962,719
                                               ------------
                                                  2,124,519
                                               ------------
              FURNISHINGS & APPLIANCES (0.3%)
     24,600   American Woodmark Corp.               842,550
     52,100   Interface, Inc.                       483,556
                                               ------------
                                                  1,326,106
                                               ------------

 16              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              GOLD MINES (0.4%)
     52,500   Getchell Gold Corp.*             $  1,430,625
                                               ------------
              HAZARDOUS WASTE (0.2%)
     71,250   Safety-Kleen Corp.*                 1,006,406
                                               ------------
              HEALTH CARE (3.7%)
     43,200   Acuson Corp.*                         642,600
     39,700   ADAC Laboratories*                    792,761
     15,100   American Medical Security
              Group, Inc.*                          216,119
     26,200   Ballard Medical Products              636,988
     12,683   Block Drug, Inc. Class A              550,125
     19,000   Compdent Corp.*                       197,125
     70,800   CORE, Inc.*                           424,800
     46,900   Dentsply International, Inc.        1,207,675
     16,100   Endosonics Corp.*                     159,994
     39,300   Haemonetics Corp.*                    894,075
    101,700   Hanger Orthopedic Group, Inc.*      2,288,250
     25,000   IDX Systems Corp.*                  1,100,000
     25,200   Mentor Corp.                          590,625
     10,400   Omega Healthcare Investors,
              Inc.                                  313,950
     38,650   Patterson Dental Co.*               1,681,275
     26,800   Trigon Healthcare, Inc.*              999,975
     15,100   United Wisconsin Services, Inc.       131,181
     30,000   Universal Health Services, Inc.
              Class B*                            1,556,250
     27,600   VWR Scientific Products, Inc.*        479,550
                                               ------------
                                                 14,863,318
                                               ------------
              HEALTH CARE/BIOMEDIC/GENETIC (0.2%)
      7,500   Coulter Pharmaceutical, Inc.*         225,000
     20,000   Inhale Therapeutic Systems,
              Inc.*                                 660,000
                                               ------------
                                                    885,000
                                               ------------
              HEALTH CARE/DRUG/DIVERSIFIED (1.0%)
     37,500   Alpharma, Inc. Class A              1,324,219
     23,900   Anesta Corp.*                         636,338
     36,000   PathoGenesis Corp.*                 2,088,000
                                               ------------
                                                  4,048,557
                                               ------------
              HEALTH CARE/MEDICAL SUPPLY (0.5%)
     13,000   Express Scripts, Inc. Class A*        872,625
     35,000   Pharmaceutical Product
              Development, Inc.*                  1,052,188
                                               ------------
                                                  1,924,813
                                               ------------
              HEALTH CARE/PATIENT CARE (0.9%)
     26,400   Alternative Living Services,
              Inc.*                                 904,200
     55,000   Mid Atlantic Medical Services,
              Inc.*                                 539,688

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              HEALTH CARE/PATIENT CARE (CONTINUED)
     38,400   Renal Care Group, Inc.*          $  1,106,400
     17,400   Sunrise Assisted Living, Inc.*        902,625
                                               ------------
                                                  3,452,913
                                               ------------
              HEALTH CARE/PRODUCT (2.8%)
     15,000   CYTYC Corp.*                          386,250
     50,000   Idexx Laboratories Corp.*           1,345,315
     25,300   Minimed, Inc.*                      2,650,175
     25,000   Perclose, Inc.*                       828,125
     22,000   Priority Healthcare Corp.*          1,141,250
     50,000   Resmed, Inc.*                       2,268,750
     28,600   Sepracor, Inc.*                     2,520,375
     12,000   Techne Corp.*                         253,500
                                               ------------
                                                 11,393,740
                                               ------------
              HOUSEHOLD FURNISHINGS & APPLIANCES (0.4%)
     46,600   Hussmann International, Inc.          902,875
     31,700   Industrie Natuzzi SPA ADR             788,538
                                               ------------
                                                  1,691,413
                                               ------------
              INDUSTRIAL/MISCELLANEOUS (0.6%)
     41,300   Apogee, Inc.                          464,625
     49,500   BMC Industries, Inc.                  309,375
     14,700   Brady Corp.                           395,981
     32,000   Kroll-O'Gara Co.*                   1,262,000
                                               ------------
                                                  2,431,981
                                               ------------
              INSURANCE (1.9%)
     31,500   Annuity and Life Re (Holdings)
              Ltd.                                  850,500
     27,000   Everest Reinsurance Holdings,
              Inc.                                1,051,312
     45,600   FBL Financial Group, Inc.           1,105,800
     46,000   Fremont General Corp.               1,138,500
     12,400   Penn-America Group, Inc.              112,375
     12,400   Protective Life Corp.                 493,675
     41,600   Trenwick Group, Inc.                1,357,200
     49,000   W.R. Berkley Corp.                  1,669,063
                                               ------------
                                                  7,778,425
                                               ------------
              INSURANCE/PROPERTY (0.4%)
     40,000   LaSalle Re Holdings Ltd.              870,000
     13,700   Scor ADR                              916,188
                                               ------------
                                                  1,786,188
                                               ------------
              LEISURE/ENTERTAINMENT (0.6%)
     34,000   Premier Parks, Inc.*                1,028,500
     43,800   Sunterra Corp.*                       657,000
     56,000   Vistana, Inc.*                        784,000
                                               ------------
                                                  2,469,500
                                               ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               17

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              LEISURE/SERVICE (0.8%)
     24,300   Ambassadors International,
              Inc.*                            $    358,425
     46,200   American Classic Voyages Co.*         814,275
     39,600   Championship Auto Racing Teams,
              Inc.*                               1,173,150
     29,000   Travel Services International,
              Inc.*                                 884,500
                                               ------------
                                                  3,230,350
                                               ------------
              LODGING (0.1%)
     46,700   Prime Hospitality Corp.*              493,269
                                               ------------
              MACHINERY & CAPITAL GOODS (1.3%)
     12,100   Alamo Group, Inc.                     138,394
     39,200   Denison International PLC ADR*        490,000
     21,200   Dionex Corp.*                         776,450
     26,600   Gardner Denver, Inc.*                 392,350
     10,500   IDEX Corp.                            257,250
     24,600   Kaydon Corp.                          985,538
     13,800   Lincoln Electric Co.                  307,050
     22,200   Roper Industries, Inc.                452,325
     50,310   Zebra Technologies Corp. Class
              A*                                  1,446,412
                                               ------------
                                                  5,245,769
                                               ------------
              MATERIALS & PROCESSING (1.1%)
     58,300   Aptargroup, Inc.                    1,636,044
     60,000   Crompton & Knowles Corp.            1,241,250
     25,500   OM Group, Inc.                        930,750
     52,000   Safety Components
              International, Inc.*                  825,500
                                               ------------
                                                  4,633,544
                                               ------------
              MEDICAL PRODUCTS (0.4%)
      9,500   CONMED Corp.*                         313,500
     20,000   Dendrite International, Inc.*         499,376
     17,900   Jones Medical Industries, Inc.        653,350
                                               ------------
                                                  1,466,226
                                               ------------
              METAL PRODUCT & FABRICATION (0.0%)
     16,900   NN Ball & Roller, Inc.                 99,288
                                               ------------
              NATURAL GAS (0.1%)
     10,100   National Fuel Gas Co.                 456,394
                                               ------------
              NATURAL GAS/PROCESSING (0.2%)
     16,300   CMS Energy Corp.                      411,575
     22,799   Indiana Energy, Inc.                  561,425
                                               ------------
                                                    973,000
                                               ------------
              NATURAL GAS/TRANSPORTERS (0.3%)
     10,200   Northwest Natural Gas Co.             263,925
     30,000   Washington Gas Light Co.              813,750
                                               ------------
                                                  1,077,675
                                               ------------

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              OFFICE EQUIPMENT & SUPPLIES (0.5%)
     46,700   United Stationers, Inc.*         $  1,214,200
     33,800   Wallace Computer Services, Inc.       891,475
                                               ------------
                                                  2,105,675
                                               ------------
              OFFICE/PLANT AUTOMATION (0.2%)
     23,000   Global Imaging Systems, Inc.*         557,750
                                               ------------
              OIL & GAS/DRILLING (0.4%)
     27,500   Devon Energy Corp.                    843,906
     64,000   Rowan Cos., Inc.*                     640,000
                                               ------------
                                                  1,483,906
                                               ------------
              OIL & GAS/ENERGY (3.8%)
     72,900   AGL Resources, Inc.                 1,681,256
     14,400   Cal Dive International, Inc.*         298,800
     13,500   Central Hudson Gas & Electric
              Corp.                                 604,125
     26,000   Chieftain International, Inc.*        373,750
     12,900   Connecticut Energy Corp.              393,450
     11,100   Eastern Enterprises                   485,625
    158,200   Global Industries Ltd.*               968,975
     12,600   Interstate Energy Corp.               406,350
     19,050   MDU Resources Group, Inc.             501,253
     15,000   Montana Power Co.                     848,437
     34,200   Nabors Industries, Inc.*              463,838
     56,352   National-Oilwell, Inc.*               630,438
     22,400   Nevada Power Co.                      582,400
     15,000   NUI Corp.                             402,188
     26,300   Oceaneering International,
              Inc.*                                 394,500
     43,500   Offshore Logistics, Inc.*             516,563
     32,600   Petroleum Geo Services ADR*           513,450
     16,400   Piedmont Natural Gas Co., Inc.        592,450
     67,000   Pride International, Inc.*            473,188
     56,400   Public Service Co. of New
              Mexico                              1,152,675
     40,310   R&B Falcon Corp.*                     307,364
     36,700   Sierra Pacific Resources            1,394,600
     16,800   Smith International, Inc.*            423,150
     17,800   Stone Energy Corp.*                   511,750
     16,000   Tuboscope Vetco International
              Corp.*                                130,000
     18,900   UTI Energy Corp.*                     137,025
     16,000   Wicor, Inc.                           349,000
                                               ------------
                                                 15,536,600
                                               ------------
              OIL & GAS/EQUIPMENT & SERVICES (0.1%)
     70,000   Varco International, Inc.*            542,500
                                               ------------
              PHARMACEUTICALS (2.1%)
     30,000   Andrx Corp.*                        1,537,500
     90,000   Catalytica, Inc.*                   1,620,000
     23,600   Geltex Pharmaceuticals, Inc.*         533,950
     35,000   Gilead Sciences, Inc.*              1,437,188

 18              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              PHARMACEUTICALS (CONTINUED)
     33,500   IDEC Pharmaceuticals Corp.*      $  1,574,500
     59,150   Serologicals Corp.*                 1,774,500
                                               ------------
                                                  8,477,638
                                               ------------
              PRINTING & PUBLISHING (0.4%)
     46,900   Getty Images, Inc.*                   806,094
      9,333   Pulitzer Publishing Co.               808,471
                                               ------------
                                                  1,614,565
                                               ------------
              PRODUCER DURABLES (0.5%)
     44,500   Gerber Scientific, Inc.             1,059,656
     87,700   Magnetek, Inc.*                     1,014,031
      5,100   Wyman-Gordon Co.*                      52,275
                                               ------------
                                                  2,125,962
                                               ------------
              REAL ESTATE (1.1%)
     13,906   Apartment Investment &
              Management Co. REIT                   517,130
     20,900   Crescent Real Estate Equities,
              Inc. REIT                             480,700
     49,900   Fairfield Communities, Inc.*          552,019
     34,250   Family Golf Centers, Inc.*            676,437
     13,200   Health Care REIT, Inc.                341,550
     18,800   LaSalle Partners, Inc.*               553,425
     25,200   Prison Realty Corp. REIT*             516,600
     10,600   SL Green Realty Corp. REIT            229,225
     32,600   U.S. Restaurant Properties,
              Inc. REIT                             792,588
                                               ------------
                                                  4,659,674
                                               ------------
              RESTAURANTS (0.2%)
     36,500   Bob Evans Farms, Inc.                 951,282
                                               ------------
              RETAIL/SPECIALTY (1.1%)
      7,000   American Eagle Outfitters,
              Inc.*                                 466,375
      7,400   Black Box Corp.*                      280,275
     11,900   Chico's Fas, Inc.*                    278,162
     22,000   Group 1 Automotive, Inc.*             572,000
     15,000   O'Reilly Automotive, Inc.*            708,750
     56,000   School Specialty, Inc.*             1,197,000
     12,000   Sonic Automotive, Inc.*               413,250
      9,000   Tarrant Apparel Group*                357,750
      9,000   Tweeter Home Entertainment
              Group, Inc.*                          258,750
                                               ------------
                                                  4,532,312
                                               ------------
              RETAIL STORES (3.8%)
     90,500   99 Cents Only Stores*               4,445,812
     45,000   Applied Micro Circuits Corp.*       1,528,596
     38,200   Claire's Stores, Inc.                 783,100
     25,000   Linens 'N' Things, Inc.*              990,625
     70,000   Marks Brothers Jewelers, Inc.*      1,260,000
     35,000   Rent-A-Center, Inc.                 1,111,250

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              RETAIL STORES (CONTINUED)
     28,100   Ruddick Corp.                    $    646,300
     19,500   Schultz Sav-O Stores, Inc.            321,750
      8,300   Select Comfort Corp.*                 219,431
     61,800   Signet Group PLC ADR*                 957,900
     36,900   Stage Stores, Inc.*                   345,938
     32,300   Trammell Crow Co.*                    904,400
     27,400   Wild Oats Markets, Inc.*              863,100
     80,000   Wolverine World Wide, Inc.          1,060,000
                                               ------------
                                                 15,438,202
                                               ------------
              RETAILING & DISTRIBUTORS (0.2%)
     37,750   Richfood Holdings, Inc.               783,313
                                               ------------
              SHIP BUILDING (0.8%)
     97,600   Newport News Shipbuilding, Inc.     3,263,500
                                               ------------
              STEEL (0.2%)
    162,500   LTV Corp. (The)                       944,532
                                               ------------
              TECHNOLOGY (0.3%)
     22,700   CACI International, Inc. Class
              A*                                    383,063
     30,700   Reynolds & Reynolds Co. Class A       704,181
                                               ------------
                                                  1,087,244
                                               ------------
              TELECOMMUNICATION EQUIPMENT (1.1%)
     55,000   Aware, Inc.*                        1,495,312
     23,000   InterVoice, Inc.*                     793,500
     32,000   L-3 Communications Holdings,
              Inc.*                               1,490,000
     18,000   Polycom, Inc.*                        400,500
     44,100   Radiant Systems, Inc.*                325,238
                                               ------------
                                                  4,504,550
                                               ------------
              TELECOMMUNICATIONS (1.1%)
     19,800   McLeodUSA, Inc. Class A*              618,750
     93,000   TranSwitch Corp.*                   3,621,188
                                               ------------
                                                  4,239,938
                                               ------------
              TEXTILE/APPAREL (0.2%)
     35,000   Nautica Enterprises, Inc.*            525,000
     10,200   St. John Knits, Inc.                  265,200
                                               ------------
                                                    790,200
                                               ------------
              TOBACCO & GROCERY (0.3%)
     37,100   Consolidated Cigar Holdings,
              Inc.*                                 656,206
     16,400   First Brands Corp.                    646,775
                                               ------------
                                                  1,302,981
                                               ------------
              TRANSPORTATION (1.0%)
     36,300   Coach USA, Inc.*                    1,259,156
     25,500   Expeditors International of
              Washington, Inc.                    1,071,000

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               19

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              TRANSPORTATION (CONTINUED)
     26,400   Heartland Express, Inc.*         $    462,000
     36,200   Mark VII, Inc.*                       674,225
     24,500   Swift Transportation Co., Inc.*       686,767
                                               ------------
                                                  4,153,148
                                               ------------
              UTILITIES (0.8%)
     28,500   Cleco Corp.                           977,906
     21,700   Eastern Utilities Associates          613,025
      7,100   Orange & Rockland Utilities,
              Inc.                                  404,700
     20,000   United Illuminating Co.             1,030,000
                                               ------------
                                                  3,025,631
                                               ------------
              TOTAL UNITED STATES               318,871,160
                                               ------------
              TOTAL COMMON STOCK
              (cost $306,627,016)               373,811,243
                                               ------------
              PREFERRED STOCK (0.8%)
              GERMANY (0.8%)
              BROADCAST MEDIA/CABLE TV (0.3%)
     24,600   ProSieben Media AG                  1,145,570
                                               ------------
              MACHINERY & ENGINEERING (0.2%)
      5,150   KSB AG                                881,433
                                               ------------
              RETAIL STORES (0.3%)
     21,900   Fielmann AG                         1,059,571
                                               ------------
              TOTAL GERMANY AND PREFERRED
              STOCK
              (cost $3,041,105)                   3,086,574
                                               ------------

----------
 PRINCIPAL
----------
              COMMERCIAL PAPER (2.9%)
$11,840,000   Finova Capital Corp., 5.30%,
              01/04/99 (cost $11,834,771)        11,833,346
                                               ------------

-----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
-----------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS (1.0%)
$   721,000   U.S. Treasury Bills 3.76-3.99%,
              01/14/99                         $    720,305
  1,332,000   U.S. Treasury Bills 3.73-4.52%,
              01/21/99                            1,329,225
    370,000   U.S. Treasury Bills 4.01-4.17%,
              01/28/99                              368,964
  1,157,000   U.S. Treasury Bills 4.31-4.35%,
              02/04/99                            1,152,696
     11,000   U.S. Treasury Bills 4.28-4.36%,
              02/18/99                               10,940
    625,000   U.S. Treasury Bills 4.38-4.41%,
              03/18/99                              619,487
                                               ------------
              TOTAL U.S. GOVERNMENT
              OBLIGATIONS
              (cost $4,200,000)                   4,201,617
                                               ------------
              REPURCHASE AGREEMENTS (3.7%)
 13,264,000   Fifth Third Bank 4.12%,
              01/04/99, Collateralized by
              $4,891,000 FNMA Pool #303741,
              7.00%, 02/01/11, $1,067,000
              FNMA Pool #313140, 7.50%,
              09/01/11, $2,876,000 FHLMC Pool
              #G10657, 7.50%, 02/01/12, and
              $4,423,000 FNMA Pool #190822,
              5.00%, 05/01/24, market value
              $13,530,895                        13,264,000
  1,960,000   State Street Bank, 4.80%,
              01/04/99, Collateralized by
              $1,940,000 U.S. Treasury Note,
              6.375%, 05/15/00, market value
              $2,003,050                          1,960,000
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
              (cost $15,224,000)                 15,224,000
                                               ------------
              TOTAL INVESTMENTS
              (cost $340,926,892)              $408,156,780
                                               ============

 20              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

--------------------------------------------------------------------------------

  * Denotes a non-income producing security.

(a) Represents a security registered under Rule 144A, which limits the resale to certain qualified buyers.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

Cost for federal income tax purposes: $342,683,717

The abbreviations in the above statement stand for the following:

    AB     Aktiebolag (Austrian, Swedish or Swiss stock company)
    ADR    American Depository Receipt
    AG     Aktiengesellschaft (German stock company)
    A/S    Limited
    ASA    Limited
    FHLMC  Federal Home Loan Mortgage Corporation
    FNMA   Federal National Mortgage Association
    NV     Naamloze Vennootschap (Dutch corporation)
    OY     Limited
    OYJ    Limited
    PLC    (British or Irish) Public Limited Company
    REIT   Real Estate Investment Trust
    SA     Societe Anonyme (French corporation)
    SA     Sociedad Anonima (Spanish or Portuguese corporation)
    SGPS   Sociedade Gestora De Participacoes Sociais (Portuguese
           corporation)
    SPA    Societa per Azioni (Italian corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               21

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                  INCOME FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

-----------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
-----------------------------------------------------------
            CORPORATE BONDS (14.6%)
            BANKS (0.9%)
$ 50,000    Capital One Bank, 6.70%, 05/15/08    $   45,850
                                                 ----------
            FINANCIAL (3.8%)
  30,000    Associates Corp. of North America,
            6.70%, 05/29/01                          30,811
  50,000    Ford Motor Credit Co., 8.20%,
            02/15/02                                 53,673
  50,000    Lehman Brothers Holdings, Inc.,
            6.90%, 01/29/01                          50,525
  50,000    Norwest Corp., 8.15%, 11/01/01           53,397
                                                 ----------
                                                    188,406
                                                 ----------
            INDUSTRIAL (4.5%)
 100,000    Noram Energy Corp., 6.375%,
            11/01/03                                101,622
  20,000    Sears Roebuck Acceptance Corp.,
            6.38%, 11/21/01                          20,359
  50,000    Waste Management, Inc., 6.125%,
            07/15/01                                 50,574
  50,000    Williams Cos., Inc. (The), 6.125%,
            02/01/01                                 50,186
                                                 ----------
                                                    222,741
                                                 ----------
            TELEPHONE (1.0%)
  50,000    MCI Worldcom, Inc., 6.125%,
            08/15/01                                 50,838
                                                 ----------
            TRANSPORTATION (1.1%)
  48,762    Southwest Airlines Co., 7.67%,
            01/02/14                                 53,388
                                                 ----------
            UTILITY/ELECTRIC (3.3%)
 100,000    Pacific Gas & Electric, 7.875%,
            03/01/02                                107,463
  55,000    Public Service Co. of Colorado,
            6.00%, 04/15/03                          56,255
                                                 ----------
                                                    163,718
                                                 ----------
            TOTAL CORPORATE BONDS
            (cost $723,295)                         724,941
                                                 ----------
            MORTGAGE-BACKED SECURITIES (1.8%)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
  20,000    FNMA DUS #381065, 5.855%, 01/01/09       20,025
  70,488    FNMA REMIC #418168, 6.00%, 03/01/13      70,687
                                                 ----------
            TOTAL MORTGAGE-BACKED SECURITIES
            (cost $89,864)                           90,712
                                                 ----------

-----------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
-----------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY
            LONG-TERM OBLIGATIONS (77.2%)
            FEDERAL HOME LOAN BANKS (2.0%)
$100,000    5.125%, 09/15/03                     $   99,780
                                                 ----------
            U.S. TREASURY BONDS (10.1%)
 350,000    6.25%, 08/15/23                         391,560
 100,000    6.00%, 02/15/26                         109,125
                                                 ----------
                                                    500,685
                                                 ----------
            U.S. TREASURY NOTES (65.1%)
 100,000    7.75%, 11/30/99                         102,719
 133,000    6.25%, 04/30/01                         137,696
 250,000    6.625%, 07/31/01                        261,875
  40,000    6.25%, 10/31/01                          41,662
 445,000    6.50%, 05/31/02                         469,892
 899,000    5.75%, 08/15/03                         938,331
  40,000    7.25%, 05/15/04                          44,825
 400,000    7.25%, 08/15/04                         449,875
 275,000    6.50%, 08/15/05                         302,156
 300,000    7.00%, 07/15/06                         341,625
 130,000    6.125%, 08/15/07                        142,066
                                                 ----------
                                                  3,232,722
                                                 ----------
            TOTAL U.S. GOVERNMENT AND AGENCY
            LONG-TERM OBLIGATIONS
            (cost $3,775,278)                     3,833,190
                                                 ----------
            REPURCHASE AGREEMENT (5.2%)
 256,000    Fifth Third Bank, 4.12%, 01/04/99,
            Collateralized by $256,000 FHLMC
            Pool #G10657, 7.50%, 02/01/12,
            market value $262,171
            (cost $256,000)                         256,000
                                                 ----------
            TOTAL INVESTMENTS
            (cost $4,844,437)                    $4,904,843
                                                 ==========

------------------------------------------------------

Cost for federal income tax purposes: $4,845,375

The abbreviations in the above statement stand for the following:

DUS    Delegated Underwriter and Servicing
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
REMIC  Real Estate Mortgage Investment Conduit

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 22              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             STRATEGIC GROWTH FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

---------------------------------------------------------
SHARES      SECURITY                             VALUE
---------------------------------------------------------
            COMMON STOCK (95.5%)
            AIR FREIGHT (0.5%)
   1,400    Airborne Freight Corp.            $    50,487
                                              -----------
            AUTO PARTS & EQUIPMENT (0.3%)
     700    Harley-Davidson, Inc.                  33,162
                                              -----------
            BANKS/REGIONAL (4.7%)
   3,100    First Tennessee National Corp.        117,994
   1,700    Northern Trust Co.                    148,430
   1,500    Providian Financial Corp.             112,500
   1,700    Zions Bancorporation                  106,038
                                              -----------
                                                  484,962
                                              -----------
            BROADCASTING/TELEVISION (2.0%)
   4,000    Infinity Broadcasting Corp.*          109,500
   1,500    Jacor Communications, Inc.*            96,563
                                              -----------
                                                  206,063
                                              -----------
            COMMUNICATION EQUIPMENT (3.8%)
   4,000    L-3 Communications Holdings,
            Inc.*                                 186,250
   3,000    Uniphase Corp.*                       208,125
                                              -----------
                                                  394,375
                                              -----------
            COMPUTERS/HARDWARE (0.8%)
   3,000    SMART Modular Technologies,
            Inc.*                                  83,250
                                              -----------
            COMPUTERS/NETWORKING (3.0%)
   1,400    Ascend Communications, Inc.*           92,050
     700    Equant NV ORD*                         47,469
   2,500    International Network Services*       166,250
                                              -----------
                                                  305,769
                                              -----------
            COMPUTERS/PERIPHERAL (2.2%)
   5,000    Network Appliance, Inc.*              225,000
                                              -----------
            COMPUTERS/SOFTWARE & SERVICES (13.2%)
   1,400    At Home Corp.*                        103,950
   1,000    Citrix Systems, Inc.*                  97,063
   3,000    Comverse Technology, Inc.*            213,000
   2,000    Fiserv, Inc.*                         102,875
   1,200    Gemstar International Group
            Ltd.*                                  68,700
   1,000    Inktomi Corp.*                        129,375
   1,500    Keane, Inc.*                           59,906
   3,500    Legato Systems, Inc.*                 230,781
   2,500    MindSpring Enterprises, Inc.*         152,656
   1,700    Siebel Systems, Inc.*                  57,693
   1,400    Synopsys, Inc.*                        75,950
     800    Veritas Software Corp.*                47,950
     100    Yahoo!, Inc.*                          23,694
                                              -----------
                                                1,363,593
                                              -----------

---------------------------------------------------------
SHARES      SECURITY                             VALUE
---------------------------------------------------------
            CONSUMER FINANCE (1.0%)
   2,500    Concord EFS, Inc.*                $   105,937
                                              -----------
            CONTAINERS & PACKAGE (0.5%)
    1100    Sealed Air Corp.*                      56,169
                                              -----------
            DATA PROCESSING (3.2%)
   6,000    Acxiom Corp.*                         186,000
   1,800    CSG Systems International, Inc.*      142,200
                                              -----------
                                                  328,200
                                              -----------
            ELECTRONICS/COMPONENTS (0.9%)
   1,000    Solectron Corp.*                       92,938
                                              -----------
            ELECTRONICS/INSTRUMENTS (2.2%)
   1,300    Perkin-Elmer Corp. (The)              126,831
   1,200    Waters Corp.*                         104,700
                                              -----------
                                                  231,531
                                              -----------
            ELECTRONICS/SEMICONDUCTORS (8.4%)
   2,200    Altera Corp.*                         133,925
   1,000    Broadcom Corp.*                       120,750
     600    KLA-Tencor Corp.*                      26,025
   1,500    MIPS Technology, Inc.*                 48,000
     800    QLogic Corp.*                         104,700
   1,000    Rambus, Inc.*                          96,250
   2,000    Teradyne, Inc.*                        84,750
   2,000    Vitesse Semiconductor Corp.*           91,250
   2,500    Xilinx, Inc.*                         162,813
                                              -----------
                                                  868,463
                                              -----------
            HEALTH CARE/DRUGS (8.1%)
   1,000    Bindley Western Industries, Inc.       49,250
     300    Biogen, Inc.*                          24,900
   4,000    Forest Laboratories, Inc. Class
            A*                                    212,750
   1,200    Genzyme Corp.*                         59,700
   2,700    Sepracor, Inc.*                       237,938
   4,100    Watson Pharmaceuticals, Inc.*         257,787
                                              -----------
                                                  842,325
                                              -----------
            HEALTH CARE/MEDICAL PRODUCTS (5.2%)
   2,900    Allergan, Inc.                        187,775
   1,500    McKesson Corp.                        118,594
     700    MiniMed, Inc.*                         73,325
   1,000    Patterson Dental Co.*                  43,500
   5,000    PSS World Medical, Inc.*              115,000
                                              -----------
                                                  538,194
                                              -----------
            HEALTH CARE/SPECIAL SERVICES (3.6%)
   2,000    Express Scripts, Inc., Class A*       134,250
   1,500    Henry Schein, Inc.*                    67,125
   3,000    IDEXX Laboratories, Inc.*              80,719
     700    Sofamor Danek Group, Inc.*             85,225
                                              -----------
                                                  367,319
                                              -----------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               23

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             STRATEGIC GROWTH FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

---------------------------------------------------------
SHARES      SECURITY                             VALUE
---------------------------------------------------------
            INSURANCE/LIFE & HEALTH (0.3%)
     700    AFLAC, Inc.                       $    30,800
                                              -----------
            MANUFACTURING/DIVERSIFIED (0.5%)
    1000    Danaher Corp.                          54,313
                                              -----------
            POWER PRODUCERS (3.1%)
   3,200    American Power Conversion Corp.*      155,000
   3,000    Montana Power Co.                     169,688
                                              -----------
                                                  324,688
                                              -----------
            RESTAURANTS (1.1%)
   2,000    Starbucks Corp.*                      112,250
                                              -----------
            RETAIL/DEPARTMENT STORES (5.0%)
   2,500    Fred Meyer, Inc.*                     150,625
   6,000    Kohls Corp.*                          368,625
                                              -----------
                                                  519,250
                                              -----------
            RETAIL/DISCOUNTERS (5.1%)
   2,125    99 Cents Only Stores*                 104,391
   2,500    BJ's Wholesale Club, Inc.*            115,781
   5,000    Dollar Tree Stores, Inc.*             218,437
   4,000    Family Dollar Stores, Inc.             88,000
                                              -----------
                                                  526,609
                                              -----------
            RETAIL/FOOD CHAINS (0.4%)
     700    Hannaford Brothers Co.                 37,101
                                              -----------
            RETAIL/SPECIALTY (10.1%)
   2,000    Abercrombie and Fitch Co. Class
            A*                                    141,500
   1,300    American Eagle Outfitters, Inc.*       86,612
   6,000    Bed Bath & Beyond, Inc.*              204,750
   2,000    Best Buy Co., Inc.*                   122,750
     500    CDW Computer Centers, Inc.*            47,968
   2,500    Linens 'N' Things, Inc.*               99,062
   2,000    Lowe's Cos., Inc.                     102,375
   3,000    Office Depot, Inc.                    110,813
   3,000    Staples, Inc.*                        131,063
                                              -----------
                                                1,046,893
                                              -----------

---------------------------------------------------------
SHARES      SECURITY                             VALUE
---------------------------------------------------------
            SERVICES/COMMERCIAL & CONSUMER (4.4%)
   1,000    Cintas Corp.*                     $    70,438
   1,000    Lason, Inc.*                           58,187
   7,000    Outdoor Systems, Inc.*                210,000
     700    Profit Recovery Group
            International, Inc. (The)*             26,206
   4,000    Reynolds & Reynolds Co. Class A        91,750
                                              -----------
                                                  456,581
                                              -----------
            TELEPHONE (1.9%)
   1,500    Century Telephone Enterprises,
            Inc.                                  101,250
   2,000    Global Crossing Ltd.*                  90,250
                                              -----------
                                                  191,500
                                              -----------
            TOTAL COMMON STOCK
            (cost $7,926,222)                   9,877,722
                                              -----------
            PREFERRED STOCK (1.2%)
            SERVICES/COMMERCIAL & CONSUMER (1.2%)
   2,500    Metzler Group, Inc.
            (cost $108,250)                       121,719
                                              -----------
--------
PRINCIPAL
--------
            REPURCHASE AGREEMENT (5.2%)
$534,000    Fifth Third Bank, 4.12%,
            01/04/99
            Collateralized by $530,000 FHLMC
            Pool #G10657, 7.50%, 02/01/12,
            market value $544,906
            (cost $534,000)                       534,000
                                              -----------
            TOTAL INVESTMENTS
            (cost $8,568,472)                 $10,533,441
                                              ===========

-------------------------------------------------------

* Denotes a non-income producing security.

Cost for federal income tax purposes: $8,643,093

The abbreviations in the above statement stand for the following:

 FHLMC  Federal Home Loan Mortgage Corporation
  NV    Naamloze Vennootschap (Dutch Corporation)
  ORD   Ordinary Depository Receipt

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 24              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              STRATEGIC VALUE FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

-----------------------------------------------------------
 SHARES                  SECURITY                  VALUE
-----------------------------------------------------------
            COMMON STOCK (100.0%)
            AEROSPACE/DEFENSE (2.5%)
   5,200    Northrop Grumman Corp.              $   380,250
                                                -----------
            AIR FREIGHT (2.8%)
   4,900    FDX Corp.*                              436,100
                                                -----------
            AIRLINES (2.5%)
  12,625    KLM Royal Dutch Air Lines NV ORD        378,750
                                                -----------
            AUTO PARTS & EQUIPMENT (2.6%)
   7,100    Borg-Warner Automotive, Inc.            396,269
                                                -----------
            AUTOMOBILES (4.7%)
   3,800    Daimler Chrysler AG                     365,037
   6,000    Ford Motor Co.                          352,125
                                                -----------
                                                    717,162
                                                -----------
            BANKS/MONEY CENTER (6.2%)
   5,400    BankAmerica Corp.                       324,675
   5,300    Chase Manhattan Corp.                   360,731
  16,300    National Bank of Canada                 263,194
                                                -----------
                                                    948,600
                                                -----------
            BANKS/REGIONAL (7.0%)
   5,300    Mellon Bank Corp.                       364,375
   7,500    Summit Bancorp                          327,656
   9,600    Wells Fargo & Co.                       383,400
                                                -----------
                                                  1,075,431
                                                -----------
            BUILDING MATERIALS (4.2%)
   5,500    Armstrong World Industries, Inc.        331,719
   8,900    Owens Corning                           315,394
                                                -----------
                                                    647,113
                                                -----------
            COMPUTERS/PERIPHERAL (2.1%)
   9,000    Storage Technology Corp.*               320,063
                                                -----------
            CONSUMER FINANCE (2.3%)
   7,200    SLM Holding Corp.                       345,600
                                                -----------
            ELECTRIC COMPANIES (4.2%)
  11,000    Kansas City Power & Light Co.           325,875
   9,300    Western Resources, Inc.                 309,225
                                                -----------
                                                    635,100
                                                -----------
            ELECTRICAL EQUIPMENT (2.7%)
  23,500    Ucar International, Inc.*               418,594
                                                -----------

-----------------------------------------------------------
 SHARES                  SECURITY                  VALUE
-----------------------------------------------------------
            ELECTRONICS/COMPONENTS & DISTRIBUTORS (8.3%)
  18,450    Arrow Electronics, Inc.*            $   492,383
   6,700    Avnet, Inc.                             405,350
   5,500    Philips Electronics NV ADR              372,281
                                                -----------
                                                  1,270,014
                                                -----------
            FOODS (2.3%)
  11,900    IBP, Inc.                               346,588
                                                -----------
            HOMEBUILDING (2.7%)
  15,100    Champion Enterprises, Inc.*             413,363
                                                -----------
            HOUSEHOLD FURNITURE & APPLIANCES (2.0%)
   8,000    Harman International Industries,
            Inc.                                    305,000
                                                -----------
            INSURANCE (7.3%)
  16,000    Old Republic International Corp.        360,000
   8,000    PartnerRe Ltd.                          366,000
  11,500    W.R. Berkley Corp.                      391,719
                                                -----------
                                                  1,117,719
                                                -----------
            INVESTMENT MANAGEMENT (6.9%)
   7,700    Kansas City Southern Industries,
            Inc.                                    378,744
   4,800    Merrill Lynch & Co.                     320,400
   9,000    Paine Webber Group, Inc.                347,625
                                                -----------
                                                  1,046,769
                                                -----------
            MANUFACTURING/SPECIALIZED (2.6%)
  29,100    New Holland NV                          398,306
                                                -----------
            METALS/MINING (6.7%)
   8,700    Cleveland Cliffs, Inc.                  350,719
   8,500    Lafarge Corp.                           344,250
   5,500    Southdown, Inc.                         325,531
                                                -----------
                                                  1,020,500
                                                -----------
            OIL/DOMESTIC INTEGRATED (2.1%)
  13,600    Diamond Offshore Drilling, Inc.         322,151
                                                -----------
            OIL & GAS/DRILLING & EQUIPMENT (4.8%)
  29,100    Petroleum Geo Services ADR*             458,325
  36,300    R & B Falcon Corp.*                     276,788
                                                -----------
                                                    735,113
                                                -----------
            OIL & GAS/INTERNATIONAL (2.2%)
   7,850    Phillips Petroleum Co.                  334,605
                                                -----------
            OIL & GAS/REFINING (2.3%)
   9,900    Sunoco, Inc.                            357,019
                                                -----------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               25

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              STRATEGIC VALUE FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
 SHARES                  SECURITY                  VALUE
-----------------------------------------------------------
            RAILROADS (1.8%)
   8,100    Burlington Northern Santa Fe Corp.  $   273,375
                                                -----------

            RETAIL/DEPARTMENT STORES (4.2%)
   5,000    May Department Stores Co.*              301,875
   7,900    Sears, Roebuck and Co.*                 335,750
                                                -----------
                                                    637,625
                                                -----------
            TOTAL COMMON STOCK
            (cost $15,591,627)                   15,277,179
                                                -----------
            REPURCHASE AGREEMENT (3.2%)
$496,000    Fifth Third Bank, 4.12%, 01/04/99,
            Collateralized by $493,000 FHLMC
            Pool #G10657, 7.50%, 02/01/12,
            market value $506,865
            (cost $496,000)                     $   496,000
                                                -----------
            TOTAL INVESTMENTS
            (cost $16,087,627)                  $15,773,179
                                                ===========

-------------------------------------------------------

* Denotes a non-income producing security.

Cost for federal income tax purposes: $16,099,316

The abbreviations in the above statement stand for the following:

    ADR     American Depositary Receipt
    AG      Aktiengesellschaft (German stock company)
    FHLMC   Federal Home Loan Mortgage Company
    NV      Naamoloze Vennootschap (Dutch
            corporation)
    ORD     Ordinary Depository Receipt

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 26              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

-----------------------------------------------------------
 SHARES                  SECURITY                  VALUE
-----------------------------------------------------------
            COMMON STOCK (79.1%)
            AEROSPACE/DEFENSE (1.9%)
   2,200    General Dynamics Corp.              $   128,975
   1,600    Lockheed Martin Corp.                   135,600
                                                -----------
                                                    264,575
                                                -----------
            AUTOMOBILES, PARTS & EQUIPMENT (1.0%)
   2,300    Ford Motor Co.                          134,981
     100    Magna International, Inc.                 6,200
                                                -----------
                                                    141,181
                                                -----------
            BANKS (6.7%)
   4,740    Bank One Corp.                          242,036
   3,018    BankAmerica Corp.                       181,457
   2,200    Chase Manhattan Corp.                   149,737
   3,700    First Union Corp.                       225,006
   2,300    Mellon Bank Corp.                       158,125
                                                -----------
                                                    956,361
                                                -----------
            CHEMICALS/DIVERSIFIED (0.7%)
   1,900    DuPont (E.I.) de Nemours                100,819
                                                -----------
            COMMUNICATION EQUIPMENT (0.9%)
   1,900    Tellabs, Inc.*                          130,269
                                                -----------
            COMPUTERS/HARDWARE (5.9%)
   1,900    Hewlett-Packard Co.                     129,794
   1,400    International Business Machines
            Corp.                                   258,650
   5,100    Storage Technology Corp.*               181,369
   1,500    Sun Microsystems, Inc.*                 128,437
   9,100    Western Digital Corp.*                  137,069
                                                -----------
                                                    835,319
                                                -----------
            COMPUTERS/SOFTWARE & SERVERS (2.5%)
     800    Cisco Systems, Inc.*                     74,250
   5,700    Electronic Data Systems Corp.           286,425
                                                -----------
                                                    360,675
                                                -----------
            CONSUMER FINANCE (3.3%)
   1,228    Associates First Capital Corp.           52,036
   3,000    Citigroup, Inc.                         148,500
   4,300    H & R Block, Inc.                       193,500
     900    Lincoln National Corp.                   73,631
                                                -----------
                                                    467,667
                                                -----------
            ELECTRICAL EQUIPMENT (3.2%)
   7,000    Crown Cork & Seal Co.                   215,687
   2,300    General Electric Co.                    234,744
                                                -----------
                                                    450,431
                                                -----------

-----------------------------------------------------------
 SHARES                  SECURITY                  VALUE
-----------------------------------------------------------
            ELECTRONIC/COMPONENTS (2.1%)
     600    Intel Corp.                         $    71,137
   2,700    Motorola, Inc.                          164,869
   2,100    TECO Energy, Inc.                        59,194
                                                -----------
                                                    295,200
                                                -----------
            FOOD & BEVERAGES (4.1%)
   3,700    General Mills, Inc.                     287,675
   2,500    Heinz (H.J.) Co.                        141,562
   3,600    PepsiCo, Inc.                           147,375
                                                -----------
                                                    576,612
                                                -----------
            GOLD & METALS MINING (0.7%)
   5,000    Barrick Gold Corp.                       97,500
                                                -----------
            HEALTH CARE/DIVERSIFIED (3.0%)
   4,700    American Home Products Corp.            264,669
   2,000    Johnson & Johnson                       167,750
                                                -----------
                                                    432,419
                                                -----------
            HEALTH CARE/DRUGS (1.8%)
   1,700    Merck & Co., Inc.                       251,069
                                                -----------
            HEALTH CARE/MEDICAL PRODUCTS (6.2%)
   5,500    Abbott Laboratories                     269,500
   4,400    Baxter International, Inc.              282,975
   2,500    Bristol-Myers Squibb Co.                334,531
                                                -----------
                                                    887,006
                                                -----------
            INSURANCE BROKERS (0.8%)
   1,950    Marsh & McLennan Cos., Inc.             113,953
                                                -----------
            INSURANCE/LIFE/HEALTH (0.5%)
   1,200    Chubb Corp.                              77,850
                                                -----------
            INVESTMENT MANAGEMENT (1.0%)
   1,900    Morgan Stanley Dean Witter & Co.        134,900
                                                -----------
            MANUFACTURING/DIVERSIFIED (1.1%)
   2,100    Textron, Inc.                           159,469
                                                -----------
            MANUFACTURING/SPECIALTY (0.9%)
   6,100    Cooper Tire & Rubber Co.                124,669
                                                -----------
            METALS MINING (1.2%)
  11,900    USEC, Inc.                              165,113
                                                -----------
            OFFICE EQUIPMENT & SUPPLIES (1.4%)
   1,700    Xerox Corp.                             200,600
                                                -----------
            OIL & GAS/DRILLING & EQUIPMENT (0.9%)
   4,400    Halliburton Co.                         130,350
                                                -----------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               27

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
 SHARES                  SECURITY                  VALUE
-----------------------------------------------------------
            OIL & GAS/PRODUCTION (5.1%)
   1,500    British Petroleum Co. PLC*          $   142,500
   3,200    Burlington Resources, Inc.              114,600
   1,600    El Paso Energy Corp.                     55,700
   2,500    Exxon Corp.                             182,812
   2,600    Mobil Corp.                             226,525
                                                -----------
                                                    722,137
                                                -----------
            OIL & GAS/REFINING (0.6%)
   3,600    Ultramar/Diamond Shamrock Corp.          87,300
                                                -----------
            PERSONAL CARE (1.2%)
   3,100    Kimberly-Clark Corp.                    168,950
                                                -----------
            PUBLISHING/NEWSPAPER (1.1%)
  11,484    Hollinger International, Inc.           160,058
                                                -----------
            REAL ESTATE (2.1%)
   1,700    Colonial Properties Trust, REIT          45,262
   2,000    Duke Realty Investments, Inc.,
            REIT                                     46,500
   1,300    Equity Residential Properties
            Trust, REIT                              52,569
   1,900    Liberty Property Trust, REIT             46,788
   1,800    New Plan Excel Realty Trust, REIT        39,938
   1,800    Post Properties, Inc., REIT              69,188
                                                -----------
                                                    300,245
                                                -----------
            RESTAURANTS (0.3%)
   2,000    Wendy's International, Inc.              43,625
                                                -----------
            RETAIL/DEPARTMENT STORES (1.0%)
   2,900    Penney (J.C.) Co., Inc.                 135,938
                                                -----------
            RETAIL/FOOD CHAINS (1.2%)
   6,800    Food Lion, Inc. Class A                  72,250
   9,200    Food Lion, Inc. Class B                  92,575
                                                -----------
                                                    164,825
                                                -----------
            RETAIL/SPECIALTY APPAREL (0.4%)
   1,700    Intimate Brands, Inc.                    50,788
                                                -----------
            TELECOMMUNICATIONS (5.4%)
   2,600    Ameritech Corp.                         164,775
   3,900    GTE Corp.                               253,500
   2,714    MCI WorldCom, Inc.*                     194,730
   1,600    Sprint Corp. (FON Group)                134,600
     800    Sprint Corp. (PCS Group)*                18,500
                                                -----------
                                                    766,105
                                                -----------

-----------------------------------------------------------
 SHARES                  SECURITY                  VALUE
-----------------------------------------------------------
            TOBACCO (2.4%)
   4,000    Philip Morris Co., Inc.             $   214,000
   3,100    RJR Nabisco Holdings Corp.               92,031
   1,200    UST, Inc.                                41,850
                                                -----------
                                                    347,881
                                                -----------
            TRANSPORTATION/SHIPPING (1.3%)
   4,900    CNF Transportation, Inc.                184,056
                                                -----------
            UTILITIES/ELECTRIC COMPANIES (4.5%)
   2,900    CMS Energy Corp.                        140,469
   3,500    Enron Corp.                             199,719
   5,300    PacifiCorp                              111,631
   3,700    Sonat, Inc.                             100,131
   2,800    Williams Cos., Inc. (The)                87,325
                                                -----------
                                                    639,275
                                                -----------
            WASTE MANAGEMENT (0.7%)
   3,500    Browning-Ferris Industries, Inc.         99,531
                                                -----------
            TOTAL COMMON STOCK
            (cost $10,458,756)                   11,224,721
                                                -----------
            CONVERTIBLE PREFERRED STOCK (11.2%)
            BANKS (0.2%)
     300    Jefferson Pilot Corp., 7.25%             31,350
                                                -----------
            COMPUTERS/SOFTWARE & SERVERS (1.9%)
   2,700    Microsoft Corp. Series A, $2.19         263,925
                                                -----------
            CONSUMER FINANCE (2.2%)
   5,900    Conseco, Inc., Series F, 7.00%          227,519
   3,400    Lincoln National Corp., PRIDES,
            7.75%                                    80,112
                                                -----------
                                                    307,631
                                                -----------
            FOODS & BEVERAGE (1.8%)
   2,800    Ralston-Ralston Purina Group,
            7.00%                                   146,300
   2,600    Suiza Foods Corp., 5.50%**              112,775
                                                -----------
                                                    259,075
                                                -----------
            HEALTH CARE/MEDICAL PRODUCTS (1.0%)
   1,300    McKesson Corp., 5.00%**                 138,938
                                                -----------
            INVESTMENT MANAGEMENT (0.3%)
   1,900    Merrill Lynch, STRYPES, 6.25%,
            Series IGL                               45,125
                                                -----------
            MACHINERY DIVERSIFIED (1.1%)
   6,800    Ingersoll-Rand Co., 6.75%               161,500
                                                -----------

 28              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
 SHARES                  SECURITY                  VALUE
-----------------------------------------------------------
            RESTAURANTS (0.6%)
   1,800    Wendy's International, Inc. Series
            A, 5.00%                            $    93,600
                                                -----------
            UTILITIES/ELECTRIC COMPANIES (2.1%)
   4,350    Texas Utilities Co., PRIDES, 9.25%      245,231
     350    Williams Co., Inc. (The), $3.50          50,663
                                                -----------
                                                    295,894
                                                -----------
            TOTAL CONVERTIBLE PREFERRED STOCK
            cost ($1,657,177)                     1,597,038
                                                -----------

---------
PRINCIPAL
---------
            CONVERTIBLE DEBT (6.7%)
            AUTO PARTS & EQUIPMENT (0.6%)
$ 75,000    Magna International, Inc., 5.00%,
            10/15/02                                 86,156
                                                -----------
            COMPUTERS/HARDWARE (3.0%)
 135,000    Apple Computer, Inc., 6.00%,
            06/01/01                                193,894
  50,000    EMC Corp., 3.25%, 03/15/02              186,875
 120,000    Western Digital Corp., 0.00%,
            02/18/18**                               35,850
                                                -----------
                                                    416,619
                                                -----------
            COMPUTERS/SOFTWARE & SERVERS (1.0%)
  25,000    America Online, Inc., 4.00%,
            11/15/02                                139,938
                                                -----------
            RETAIL/DISCOUNTERS (2.1%)
 115,000    Home Depot, Inc., 3.25%, 10/01/01       303,024
                                                -----------
            TOTAL CONVERTIBLE DEBT
            (cost $608,850)                         945,737
                                                -----------

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
            REPURCHASE AGREEMENT (5.3%)
$759,000    Fifth Third Bank, 4.12%, 01/04/99,
            Collateralized by $754,000 FHLMC
            Pool #G10657, 7.50%, 02/01/12,
            market value $775,206
            (cost $759,000)                     $   759,000
                                                -----------
            TOTAL INVESTMENTS
            (cost $13,483,783)                  $14,526,496
                                                ===========

-------------------------------------------------------

 * Denotes a non-income producing security.

** Represents a security registered under Rule 144A, which limits the resale to certain qualified buyers.

Cost for federal income tax purposes: $13,484,213

The abbreviations in the above statement stand for the following:

    FHLMC    Federal Home Loan Mortgage Corporation
    PLC      (British) Public Limited Company
    PRIDES   Preferred Redeemable Increased Dividend
             Equity Securities
    REIT     Real Estate Investment Trust
    STRYPES  Structure Yield Product Exchangable for
             Stock

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               29

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             CORPORATE BOND (90.7%)
             AGRICULTURAL PRODUCT (0.1%)
$   50,000   Purina Mills, Inc., Sr. Sub.
             Note, 9.00%, 03/15/10              $    50,000
                                                -----------
             AUTO PARTS & EQUIPMENT (2.7%)
   150,000   Accuride Corp., Sr. Sub. Note,
             9.25%, 02/01/08                        147,750
   325,000   Collins & Aikman Products, Inc.,
             Sr. Sub. Note, 11.50%, 04/15/06        338,000
   100,000   HDA Parts System, Inc., Sr. Sub.
             Note, 12.00%, 08/01/05*                 90,500
   250,000   Lear Seating Corp., Sub. Note,
             8.25%, 02/01/02                        251,563
   150,000   Oxford Automotive, Inc., Sr. Sub.
             Note, 10.125%, 06/15/07                155,250
                                                -----------
                                                    983,063
                                                -----------
             BANKS (1.6%)
   600,000   GS Escow Corp., 7.125%, 08/01/05       594,786
                                                -----------
             BROADCASTING & TELEVISION (17.6%)
   175,000   ACME Television LLC, Sr. Disc.
             Note, 0/10.875%, 09/30/04              140,437
   150,000   Big City Radio, Inc., Sr. Disc.
             Note, 0/11.25%, 03/15/05                99,750
   250,000   CSC Holdings, Inc., Sr. Sub.
             Note, 9.25%, 11/01/05                  267,500
   100,000   Chancellor Media Corp., Sr. Sub.
             Note, 9.375%, 10/01/04                 104,250
   325,000   Chancellor Media Corp., Sr. Sub.
             Note, 8.125%, 12/15/07                 324,187
   125,000   Chancellor Media Corp., Sr. Sub.
             Note, 9.00%, 10/01/08*                 131,875
   300,000   Chancellor Media Corp., Sr. Sub.
             Note, 8.00%, 11/01/08*                 307,500
   100,000   Charter Communications
             International, Inc., Sr Disc.
             Note, 0/14.00%, 03/15/07                89,500
    75,000   Cumulus Media, Inc., Sr. Sub.
             Note, 10.375%, 07/01/08                 79,875
   125,000   Diamond Cable Communications PLC,
             Sr. Disc. Note, 0/10.75%,
             02/15/07                                90,625
    50,000   Diamond Holdings PLC, Co.
             Guarantee, 9.125%, 02/01/08             49,125
    50,000   Diva Systems Corp., Unit, Sr.
             Disc. Note, 0/12.625%, 03/01/08*        18,875
   150,000   Echostar DBS Corp., Co.
             Guarantee, 12.50%, 07/01/02            174,000
   200,000   Echostar Satellite Broadcasting,
             Inc., Sr. Disc. Note, 0/13.125%,
             03/15/04                               200,500
   375,000   Fox/Liberty Networks LLC, Sr.
             Disc. Note, 0/9.75%, 08/15/07          260,625

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             BROADCASTING & TELEVISION (CONTINUED)
$  150,000   Fox/Liberty Networks LLC, Sr.
             Note, 8.875%, 08/15/07             $   153,000
   100,000   International Cabletel, Inc.,
             Series B, 0.00%, 02/01/06               83,500
   200,000   Lamar Advertising Co., Sr. Sub.
             Note, 8.625%, 09/15/07                 211,000
   150,000   Lenfest Communications, Inc., Sr.
             Note, 8.375%, 11/01/05                 163,125
   100,000   Lenfest Communications, Inc., Sr.
             Note, 8.25%, 02/15/08                  104,750
   975,000   NTL, Inc., Sr. Disc. Note,
             0/9.75%, 04/01/08                      605,719
   400,000   NTL, Inc., Sr. Note, 0/12.375%,
             10/01/08*                              252,000
   275,000   Outdoor Systems, Inc., Sr. Note,
             8.875%, 06/15/07                       295,625
   375,000   Pegasus Communications Corp., Sr.
             Note, 9.625%, 10/15/05                 376,875
   100,000   Pegasus Communications Corp., Sr.
             Note, 9.75%, 12/01/06*                 100,750
   375,000   Roger CableSystems, Inc., Sr.
             Note, 10.00%, 03/15/05                 421,875
   265,000   SFX Broadcasting, Inc., Sr. Sub.
             Note, 10.75%, 05/15/06                 292,825
    75,000   Sinclair Broadcast Group, Inc.,
             Sr. Sub. Note, 10.00%, 09/30/05         79,125
   100,000   Sinclair Broadcast Group, Inc.,
             Sr. Sub. Note, 9.00%, 07/15/07         102,250
   200,000   Sinclair Broadcast Group, Inc.,
             Sr. Sub. Note, 8.75%, 12/15/07         203,500
   525,000   Telewest Communications PLC,
             Disc. Note, 0/11.00%, 10/01/07         441,000
    50,000   Telewest Communications PLC,
             Disc. Note, 11.25%, 11/01/08*           56,125
   275,000   United International Holdings,
             Inc., Sr. Disc. Note, 0/10.75%,
             02/15/08                               149,875
                                                -----------
                                                  6,431,543
                                                -----------
             BUILDING MATERIALS (1.0%)
   250,000   Albecca, Inc., 10.75%, 08/15/08*       251,875
   100,000   Building Materials Corp., Sr.
             Note, 8.00%, 10/15/07                  100,875
                                                -----------
                                                    352,750
                                                -----------
             CHEMICALS (3.0%)
   100,000   Buckeye Cellulose Corp., Sr. Sub
             Note, 9.25%, 09/15/08                  105,250
   150,000   Huntsman Corp., 9.50%, 07/01/07*       150,000
   300,000   ISP Holdings, Inc., Sr. Note,
             9.00%, 10/15/03                        318,750
   225,000   Polymer Group, Inc., Sr. Note,
             9.00%, 07/01/07                        223,875

 30              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             CHEMICALS (CONTINUED)
$  250,000   Polymer Group, Inc., Sr. Note,
             8.75%, 03/01/08                    $   246,875
    75,000   Sterling Chemicals, Inc., 11.75%,
             08/15/06                                64,875
                                                -----------
                                                  1,109,625
                                                -----------
             COMMERCIAL SERVICES (2.3%)
   200,000   Eagle-Picher Industries, Inc.,
             Sr. Sub. Note, 9.375%, 03/01/08        190,000
   375,000   HMH Properties, Inc., 7.875%,
             08/01/08                               365,625
   150,000   HMH Properties, Inc., 8.45%,
             12/01/08                               150,750
   150,000   Sitel Corp., Sr. Sub. Note,
             9.25%, 03/15/06                        135,750
                                                -----------
                                                    842,125
                                                -----------
             COMPUTERS/SOFTWARE (0.9%)
   250,000   PSINet, Inc., Sr. Note, 10.00%,
             02/15/05                               248,750
    75,000   PSINet, Inc., Sr. Note, 11.50%,
             11/01/08*                               78,000
                                                -----------
                                                    326,750
                                                -----------
             CONSUMER/JEWELRY & GIFTS (0.1%)
    50,000   NBTY, Inc., Sr. Sub. Note,
             8.625%, 09/15/07                        49,000
                                                -----------
             CONTAINERS & PACKAGES (0.4%)
   150,000   Tekni-Plex, Inc., Sr. Sub. Note,
             9.25%, 03/01/08                        157,500
                                                -----------
             DRUG STORES (0.2%)
    75,000   DiGiorgio Corp., Sr. Note,
             10.00%, 06/15/07                        70,125
                                                -----------
             ELECTRONICS/COMPONENTS (1.2%)
   100,000   PX Escrow Corp., Sr. Disc. Note,
             0/9.625%, 02/01/06                      55,500
   350,000   Telecommunications Technology
             Ltd., Sr. Sub. Note, 9.75%,
             05/15/08                               341,250
    50,000   Viasystems, Inc., Sr. Sub. Note,
             9.75%, 06/01/07                         46,750
                                                -----------
                                                    443,500
                                                -----------
             FINANCIAL INSTITUTIONS (0.2%)
   100,000   ContiFinancial Corp., Sr. Note,
             8.125%, 04/01/08                        71,500
                                                -----------

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             FOODS (5.3%)
$  225,000   Agrilink Foods, Inc. 11.875%,
             11/01/08*                          $   229,500
   300,000   Ameriserv Food Distribution,
             Inc., 10.125%, 07/15/07                262,500
   150,000   Aurora Foods, Inc., Sr. Sub.
             Note, Series E, 8.75%, 07/01/08        156,750
   150,000   Carrols Corp., 9.50%, 12/01/08*        151,875
   100,000   Domino's, Inc., Sr. Sub. Note,
             10.375%, 01/15/09*                     100,000
   150,000   Eagle Family Foods, Inc., Sr.
             Sub. Note, 8.75%, 01/15/08             142,125
   425,000   International Home Foods, Inc.,
             Sr. Sub. Note, 10.375%, 11/01/06       462,187
   300,000   Meyer (Fred), Inc., Co.
             Guarantee, 7.45%, 03/01/08             323,853
   100,000   Stater Brothers Holdings, Inc.,
             Sr. Sub. Note, 9.00%, 07/01/04          98,000
                                                -----------
                                                  1,926,790
                                                -----------
             HEALTH CARE (4.7%)
    50,000   Alliance Imaging, Inc., Sr. Sub.
             Note, 9.625%, 12/15/05                  49,750
   250,000   Ball Corp., Sr. Sub. Note, 8.25%,
             08/01/08*                              262,812
   275,000   CONMED Corp., Sr. Sub. Note,
             9.00%, 03/15/08                        277,062
   200,000   Dade International, Inc.,
             11.125%, 05/01/06                      222,500
    75,000   Everest Healthcare Services,
             Inc., Sr. Sub. Note, 9.75%,
             05/01/08                                75,000
   100,000   Hudson Respiratory Care, Inc.,
             Sr. Sub. Note, 9.125%, 04/15/08         81,500
   200,000   Tenet Healthcare Corp., Sr. Note,
             8.00%, 01/15/05                        205,318
   100,000   Tenet Healthcare Corp., Sr. Note,
             7.625%, 06/01/08*                      101,638
   400,000   Tenet Healthcare Corp., Sr. Note,
             8.125%, 12/01/08*                      415,000
                                                -----------
                                                  1,690,580
                                                -----------
             IRON & STEEL (1.1%)
   100,000   AK Steel Corp., Sr. Note, 9.125%,
             12/15/06                               104,750
   200,000   Metals USA, Inc., 8.625%,
             02/15/08                               189,000
   100,000   Ryerson Tull, Inc., Sr. Note,
             9.125%, 07/15/06                       112,528
                                                -----------
                                                    406,278
                                                -----------
             LEISURE TIME PRODUCTS (3.0%)
   152,000   AMF Group, Inc., Sr. Disc. Note,
             0/12.25%, 03/15/06                      87,780
   100,000   Loews Cineplex Entertainment
             Corp., Sr. Sub. Note, 8.875%,
             08/01/08                               103,750

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               31

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             LEISURE TIME PRODUCTS (CONTINUED)
$   75,000   Premier Parks, Inc., Sr. Note,
             12.00%, 08/15/03                   $    81,563
    50,000   Premier Parks, Inc., Sr. Note,
             9.25%, 04/01/06                         52,000
   625,000   Premier Parks, Inc., Sr. Disc.
             Note, 0/10.00%, 04/01/08               426,563
   100,000   Regal Cinemas, Inc., Sr. Sub.
             Note, 9.50%, 06/01/08                  103,500
   250,000   Regal Cinemas, Inc., Sr. Sub.
             Note, 9.50%, 06/01/08*                 258,750
                                                -----------
                                                  1,113,906
                                                -----------
             MACHINERY/DIVERSIFIED (3.2%)
   150,000   Amscan Holdings, Inc., Sr. Sub.
             Note, 9.875%, 12/15/07                 140,625
   100,000   Clark Materials Handling, Inc.,
             Sr. Note, 10.75%, 11/15/06             102,250
   100,000   Columbus McKinnon Corp., Sr. Sub.
             Note, 8.50%, 04/01/08                   94,000
    75,000   Euramax International PLC, Sr.
             Sub. Note, 11.25%, 10/01/06             75,000
    50,000   National Equipment Services,
             Inc., Sr. Sub. Note, 10.00%,
             11/30/04                                49,750
   250,000   National Equipment Services,
             Inc., 10.00%, 11/30/04*                248,750
   200,000   NationsRent, Inc., 10.375%,
             12/15/08*                              199,000
   250,000   United Rentals, Inc., 9.25%,
             01/15/09*                              251,875
                                                -----------
                                                  1,161,250
                                                -----------
             MANUFACTURING/DIVERSIFIED (3.1%)
    35,000   Alvey Systems, Inc., Sr. Sub.
             Note, 11.375%, 01/31/03                 35,175
   175,000   Amphenol Corp., Sr. Sub Note,
             9.875%, 05/15/07                       182,000
   100,000   Continental Global, Inc., Sr.
             Note, 11.00%, 04/01/07                  86,500
   100,000   Grove Worldwide LLC, Sr. Sub.
             Note, 9.25%, 05/01/08                   91,500
   100,000   ISG Resources, Inc., Sr. Sub
             Note, 10.00%, 04/15/08                  99,500
    50,000   MMI Products, Inc., Sr. Sub.
             Note, 11.25%, 04/15/07                  54,250
   100,000   Neenah Corp., Sr. Sub. Note,
             11.125%, 05/01/07*                     103,250
   125,000   Neenah Corp., Sr. Sub. Note,
             11.125%, 05/01/07                      129,063
   225,000   WESCO International, Inc., Sr.
             Disc. Note, 0/11.125%, 06/01/08        138,938
   225,000   WESCO Distribution, Inc., Sr.
             Sub. Note, 9.125%, 06/01/08            226,125
                                                -----------
                                                  1,146,301
                                                -----------

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             METALS/MINING (1.0%)
$  250,000   AEI Holding Co., 11.50%,
             12/15/06*                          $   248,750
   100,000   AEI Holding Co., Sr. Note,
             10.50%, 12/15/05*                       98,500
                                                -----------
                                                    347,250
                                                -----------
             OFFICE EQUIPMENT & SUPPLIES (2.2%)
   225,000   Dialog Corp PLC, Sr. Sub. Note,
             11.00%, 11/15/07                       225,000
   100,000   Fisher Scientific International,
             Inc., Sr. Sub. Note, 9.00%,
             02/01/08*                              100,000
   225,000   Fisher Scientific International,
             Inc., Sr. Sub. Note, 9.00%,
             02/01/08                               225,000
   225,000   U.S. Office Products Co., Sr.
             Sub. Note, 9.75%, 06/15/08             147,375
   100,000   United Stationers Supply Co., Sr.
             Sub. Note, 8.375%, 04/15/08            100,250
                                                -----------
                                                    797,625
                                                -----------
             OIL & GAS (3.0%)
   150,000   Chiles Offshore LLC, Sr. Note,
             10.00%, 05/01/08                       120,750
   175,000   Continental Resources, Inc., Sr.
             Sub. Note, 10.25%, 08/01/08            146,125
   175,000   Dailey International, Inc., Sr.
             Note, 9.50%, 02/15/08                   82,250
   200,000   Forcenergy, Inc., Sr. Sub. Note,
             8.50%, 02/15/07                        149,000
   100,000   Houston Exploration Co. (The),
             Sr. Sub. Note, 8.625%, 01/01/08         98,500
   175,000   KCS Energy, Inc., Sr. Sub Note,
             8.875%, 01/15/08                       100,625
   100,000   Nuevo Energy Co., Sr. Sub. Note,
             8.875%, 06/01/08                        97,500
   200,000   Pride International, Inc., Sr.
             Note, 9.375%, 05/01/07                 187,000
   200,000   Universal Compression, Inc., Sr.
             Disc. Note, 0/9.875%, 02/15/08*        115,000
                                                -----------
                                                  1,096,750
                                                -----------
             PAPER & FOREST PRODUCTS (0.8%)
   300,000   Stone Container Corp., 12.25%,
             04/01/02                               307,500
                                                -----------
             PERSONAL CARE PRODUCTS (1.7%)
    75,000   Playtex Family Products Corp.,
             Sr. Sub. Note, 9.00%, 12/15/03          78,750
   100,000   Playtex Products, Inc., Sr. Sub.
             Note, 8.875%, 07/15/04                 105,000
   475,000   Revlon Consumer Products Corp.,
             Sr. Sub. Note, 8.625%, 02/01/08        439,375
                                                -----------
                                                    623,125
                                                -----------

 32              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             PUBLISHING (1.3%)
$  100,000   Garden State Newspapers, Inc.,
             Sr. Sub. Note, 8.75%, 10/01/09     $   100,500
   225,000   Hollinger International, Inc.,
             Sr. Sub. Note, 9.25%, 03/15/07         238,500
   150,000   Ziff-Davis, Inc., Sr. Sub. Note,
             8.50%, 05/01/08                        145,500
                                                -----------
                                                    484,500
                                                -----------
             RETAIL (1.9%)
   150,000   Boyds Collection Ltd., Sr. Sub.
             Note, 9.00%, 05/15/08*                 161,250
   175,000   Chattem, Inc., Sr. Sub. Note,
             8.875%, 04/01/08                       180,250
    50,000   Diamond Brands, Inc., Sr. Disc.
             Note, 0/12.875%, 04/15/09*              19,250
   100,000   Jitney Jungle Stores, Inc., Sr.
             Sub. Note, 10.375%, 09/15/07           102,000
   125,000   Sealy Mattress Co., Sr. Sub.
             Note, 9.875%, 12/15/07                 121,250
   100,000   True Temper Sports, Inc.,
             10.875%, 12/01/08*                     100,500
                                                -----------
                                                    684,500
                                                -----------
             TELECOMMUNICATIONS/CELLULAR (20.4%)
   150,000   American Cellular Corp., Sr.
             Note, 10.50%, 05/15/08*                149,250
   150,000   Arch Communications Group, Inc.,
             Sr. Note, 12.75%, 07/01/07*            150,750
   300,000   Call-Net Enterprises, Inc., Sr.
             Disc. Note, 0/9.27%, 08/15/07          193,500
   225,000   Call-Net Enterprises, Inc., Sr.
             Disc. Note, 0/8.94%, 08/15/08          133,312
   125,000   Centennial Cellullar, Inc.,
             10.75%, 12/15/08*                      126,250
    50,000   Comcast Cellular Holdings, Sr.
             Note, 9.50%, 05/01/07                   53,625
   275,000   E.spire Communications, Inc., Sr.
             Disc. Note, 0/13.00%, 11/01/05         185,625
   250,000   Hermes Eurpore Railtel BV, Sr.
             Note, 11.50%, 08/15/07                 266,250
   100,000   Hermes Eurpore Railtel BV, Sr.
             Note, 10.375%, 01/15/09*               102,000
   200,000   ICG Holdings, Inc., Sr. Disc.
             Note, 0/12.50%, 05/01/06               148,376
   300,000   IXC Communications, Inc., Sr.
             Sub. Note, 9.00%, 04/15/08             301,875
   300,000   Intermedia Communications, Inc.,
             Sr. Disc. Note, 0/11.25%,
             07/15/07                               208,500
   200,000   Intermedia Communications, Inc.,
             Sr. Note, 8.60%, 06/01/08              191,000
   650,000   Level 3 Communications, Inc., Sr.
             Note, 9.125%, 05/01/08                 648,375
   475,000   Level 3 Communications, Inc., Sr.
             Note, 0/10.50%, 12/01/08*              279,062

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             TELECOMMUNICATIONS/CELLULAR (CONTINUED)
$  250,000   McLeod USA, Inc., Sr. Disc. Note,
             0/10.50%, 03/01/07                 $   190,000
   150,000   McLeod USA, Inc., Sr. Note,
             8.375%, 03/15/08                       151,500
    75,000   McLeod USA, Inc., 9.50%,
             11/01/08*                               80,250
   100,000   Metromedia Fiber Net, Inc.,
             10.00%, 11/15/08*                      103,250
   175,000   MetroNet Communications, Sr.
             Disc. Note, 0/10.75%, 11/01/07         114,625
   475,000   MetroNet Escrow Corp., Sr. Disc.
             Note, 0/9.95%, 06/15/08                293,312
   125,000   MetroNet Escrow Corp., 10.625%,
             11/01/08*                              133,125
   275,000   Millicom International Cellular
             SA, Sr. Disc. Note, 0/13.50%,
             06/01/06                               194,563
   100,000   NEXTLINK Communications, Inc.,
             Sr. Note, 9.00%, 03/15/08               93,250
   325,000   NEXTLINK Communications, Inc.,
             Sr. Disc. Note, 0/9.45%, 04/15/08      188,500
   325,000   Nextel Communications, Inc., Sr.
             Disc. Note, 0/10.65%, 09/15/07         211,250
   725,000   Nextel Communications, Inc., Sr.
             Disc. Note, 0/9.95%, 02/15/08          438,625
    50,000   Nextel International, Inc., Sr.
             Disc. Note, 0/12.125%, 04/15/08         23,444
   275,000   Orange PLC, 8.00%, 08/01/08            276,375
   250,000   Paging Network, Inc., Sr. Sub.
             Note, 10.00%, 10/15/08                 242,500
    75,000   Pathnet, Inc. Unit, 12.25%,
             04/15/08                                57,000
   475,000   Qwest Communications
             International, Sr. Disc. Note,
             0/9.47%, 10/15/07                      372,875
   200,000   Qwest Communications
             International, 7.50%, 11/01/08*        210,000
   150,000   Rogers Cantel Mobile
             Communications, Inc., Sr. Sub.
             Note, 8.80%, 10/01/07                  152,063
   225,000   Telesystem International
             Wireless, Inc., Sr. Disc Note,
             0/13.25%, 06/30/07                      96,750
   275,000   Teligent, Inc., Sr. Note, 11.50%,
             12/01/07                               254,375
    50,000   Teligent, Inc., Sr. Disc. Note,
             0/11.50%, 03/01/08                      24,750
   300,000   Triton Communications LLC, Sr.
             Disc. Note, 0/11.00%, 05/01/08         141,750
   100,000   U.S. Xchange LLC, Sr. Note,
             15.00%, 07/01/08                       105,250
   100,000   Verio, Inc., 11.25%, 12/01/08 *        101,500
    50,000   Viatel, Inc., Disc. Note,
             0/12.50%, 04/15/08                      28,500
    50,000   Viatel, Inc., 11.25%, 04/15/08          50,250
                                                -----------
                                                  7,467,382
                                                -----------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               33

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             TEXTILES/APPAREL (1.4%)
$  125,000   GFSI, Inc., 9.625%, 03/01/07       $   119,375
   125,000   Glenoit Corp., Sr. Sub. Note,
             11.00%, 04/15/07                       116,875
   150,000   Pillowtex Corp., Sr. Note,
             10.00%, 11/15/06                       161,250
   100,000   Pillowtex Corp., Sr. Sub. Note,
             9.00%, 12/15/07                        103,500
                                                -----------
                                                    501,000
                                                -----------
             TOBACCO (0.1%)
    50,000   Dimon, Inc., Sr. Note, 8.875%,
             06/01/06                                49,750
                                                -----------
             TRANSPORTATION (2.0%)
   100,000   Allied Holdings, Inc., Sr. Note,
             8.625%, 10/01/07                       102,000
   150,000   Gearbulk Holding Ltd., Sr. Note,
             11.25%, 12/01/04                       159,000
    50,000   Holt Group, Sr. Note, 9.75%,
             01/15/06*                               35,250
    50,000   OshKosh Truck Corp., Sr. Sub.
             Note, 8.75%, 03/01/08                   50,250
   150,000   Stena AB, Sr. Note, 10.50%,
             12/15/05                               155,625
   200,000   Stena AB, Sr. Note, 8.75%,
             06/15/07                               191,500
    50,000   Stena AB, Sr. Note, 10.625%,
             06/01/08                                45,250
                                                -----------
                                                    738,875
                                                -----------
             UTILITIES (1.3%)
   150,000   El Paso Electric Co., 1st Mtg.
             Note, 9.40%, 05/01/11                  170,336
    75,000   International Utility Structures,
             Inc., 10.75%, 02/01/08                  70,125
   300,000   Niagara Mohawk Power Corp., Disc.
             Note, 0/8.50%, 07/01/10                233,289
                                                -----------
                                                    473,750
                                                -----------
             WASTE MANAGEMENT (1.9%)
   700,000   Allied Waste North America, Inc.,
             Co. Guarantee, 7.625%, 01/01/06*       710,500
                                                -----------
             TOTAL CORPORATE BONDS
             (cost $33,842,740)                  33,209,879
                                                -----------

-----------------------------------------------------------
SHARES       SECURITY                              VALUE
-----------------------------------------------------------
             PREFERRED STOCK (3.0%)
             BROADCASTING & TELEVISION (1.0%)
        75   Benedek Communications Corp.,
             PIK, 11.50%                        $    60,375
        77   Cumulus Media, Inc., Series A,
             13.75%                                  83,160
     2,125   Sinclair Broadcast Group, Inc.,
             11.625%                                225,250
                                                -----------
                                                    368,785
                                                -----------
             FOODS (0.0%)
       270   Nebco Evans Holding Co., 11.25%         13,635
                                                -----------
             HEALTH CARE (0.1%)
       530   River Holding Corp., PIK, 11.50%        23,585
                                                -----------
             PUBLISHING (1.4%)
     3,650   PriMedia, Inc., Series H, 8.625%       352,225
     1,500   PriMedia, Inc., Series E, 9.20%        147,750
                                                -----------
                                                    499,975
                                                -----------
             TELECOMMUNICATIONS (0.1%)
        27   Nextel Communications, Inc., PIK,
             11.125%                                 23,118
        51   Viatel, Inc., PIK, 10.00%                5,635
                                                -----------
                                                     28,753
                                                -----------
             UTILITIES (0.4%)
     3,000   Texas Utilities Co., PRIDES,
             9.25%                                  170,250
                                                -----------
             TOTAL PREFERRED STOCK
             (cost $1,142,268)                    1,104,983
                                                -----------
             WARRANT (0.0%)
        75   Pathnet, Expires 04/15/08
             (cost $1,875 )                             750
                                                -----------


 34              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             REPURCHASE AGREEMENT (5.2%)
$1,909,000   Fifth Third Bank, 4.12%,
             01/04/99,
             Collateralized by $1,894,000
             FHLMC Pool #G10657, 7.50%,
             02/01/12, market value $1,947,268
             (cost $1,909,000)                  $ 1,909,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $36,895,883)                 $36,224,612
                                                ===========

-------------------------------------------------------

* Represents a security registered under Rule 144A, which limits the resale to certain qualified buyers.

Cost also represents cost for federal income tax purposes.

The abbreviations in the above statement stand for the following:

    AB      AktlieBolag (Swedish stock company)
    BV      Private Company
    FHLMC   Federal Home Loan Mortgage Corporation
    LLC     Limited Liability Company
    PIK     Paid-in-kind
    PLC     (British) Public Limited Company
    PRIDES  Preferred Redeemable Increased Dividend
            Equity Securities
    SA      Societe Anonyme (French corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               35

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (41.5%)
             AUTOMOBILES (0.6%)
     2,556   Daimler Chrysler AG                $   245,536
                                                -----------
             BANKS (3.9%)
     9,072   BankAmerica Corp.                      545,454
     4,000   Bankers Trust Corp.                    341,750
     7,600   Fleet Financial Group, Inc.            339,625
     9,000   Mercantile Bankshare Corp.             346,500
                                                -----------
                                                  1,573,329
                                                -----------
             BEVERAGES (2.0%)
     6,200   Anheuser-Busch Co., Inc.               406,875
     9,800   PepsiCo, Inc.                          401,187
                                                -----------
                                                    808,062
                                                -----------
             CHEMICALS (1.1%)
    12,700   Geon Co.                               292,100
     9,000   Lyondell Chemical Co.                  162,000
                                                -----------
                                                    454,100
                                                -----------
             COMPUTERS (0.8%)
     1,800   International Business Machines
             Corp.                                  332,550
                                                -----------
             CONSTRUCTION (0.9%)
     3,600   Stone & Webster, Inc.                  119,700
     2,000   Vulcan Materials Co.                   263,125
                                                -----------
                                                    382,825
                                                -----------
             ELECTRIC COMPANIES (1.2%)
     9,000   Edison International                   250,875
     8,000   Houston Industries, Inc.               257,000
                                                -----------
                                                    507,875
                                                -----------
             FOODS (1.4%)
    10,000   Hormel Foods Corp.                     327,500
     7,200   Ralston-Ralston Purina Group           233,100
                                                -----------
                                                    560,600
                                                -----------
             HEALTH CARE (4.9%)
    14,500   American Home Products Corp.           816,531
     7,000   Bausch & Lomb, Inc.                    420,000
     4,900   Johnson & Johnson                      410,987
     6,000   Pharmacia & Upjohn, Inc.               339,750
                                                -----------
                                                  1,987,268
                                                -----------

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             INSURANCE (2.0%)
     4,000   Allstate Corp. (The)               $   154,500
     3,300   Chubb Corp.                            214,088
     6,000   CIGNA Corp.                            463,875
                                                -----------
                                                    832,463
                                                -----------
             INSURANCE BROKERS (0.8%)
     5,500   Marsh & McLennan Cos., Inc.            321,406
                                                -----------
             MANUFACTURING (1.6%)
     5,800   Cooper Industries, Inc.                276,588
     5,000   Exxon Corp.                            365,625
                                                -----------
                                                    642,213
                                                -----------
             MEDIA (1.0%)
    16,000   News Corp.                             395,000
                                                -----------
             METALS (0.9%)
    26,000   USEC, Inc.                             360,750
                                                -----------
             NATURAL GAS COMPANIES (0.6%)
     8,000   Williams Cos., Inc. (The)              249,500
                                                -----------
             OIL & GAS/DRILLING & EQUIPMENT (0.5%)
     1,100   Halliburton Co.                         32,588
     3,500   Schlumberger Ltd.                      161,438
                                                -----------
                                                    194,026
                                                -----------
             OIL/INTERNATIONAL (1.2%)
     4,000   Amoco Corp.                            241,500
     8,500   Suncor Energy, Inc.                    253,937
                                                -----------
                                                    495,437
                                                -----------
             PAPER & FOREST PRODUCTS (0.6%)
     5,000   Weyerhaeuser Co.                       254,063
                                                -----------
             PERSONAL CARE (2.0%)
     5,500   Amerada Hess Corp.                     273,625
    12,000   Avon Products, Inc.                    531,000
                                                -----------
                                                    804,625
                                                -----------
             PHOTOGRAPHY (1.4%)
     8,000   Eastman Kodak Co.                      576,000
                                                -----------
             RAILROADS (1.6%)
     6,000   Canadian National Railway Co.          311,250
     8,000   Union Pacific Corp.                    360,500
                                                -----------
                                                    671,750
                                                -----------

 36              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             REAL ESTATE (1.9%)
     5,000   Arden Realty, Inc., REIT           $   115,937
     6,800   Crescent Real Estate Equities
             Co., REIT                              156,400
     5,000   Glenborough Realty Trust, Inc.,
             REIT                                   101,875
     7,400   JDN Realty Corp., REIT                 159,562
    10,920   New Plan Excel Realty Trust, REIT      242,287
                                                -----------
                                                    776,061
                                                -----------
             RETAIL (2.6%)
     8,000   J.C. Penney Co., Inc.                  375,000
     5,000   May Department Stores Co.              301,875
     9,500   Sears Roebuck and Co.                  403,750
                                                -----------
                                                  1,080,625
                                                -----------
             RETAIL/FOOD CHAINS ( 0.7%)
    27,000   Food Lion, Inc. Class B                271,688
                                                -----------
             TECHNOLOGY (1.1%)
    20,000   Reynolds & Reynolds Co. Class A        458,750
                                                -----------
             TELECOMMUNICATIONS (3.2%)
     8,000   BCE, Inc.                              303,500
     8,000   Bell Atlantic Corp.                    424,000
     4,800   Frontier Corp.                         163,200
     8,000   SBC Communications, Inc.               429,000
                                                -----------
                                                  1,319,700
                                                -----------
             TOBACCO (1.0%)
     8,000   Philip Morris Co., Inc.                428,000
                                                -----------
             TOTAL COMMON STOCK
             (cost $16,375,726)                  16,984,202
                                                -----------
             CONVERTIBLE PREFERRED STOCK (1.8%)
             AUTOMOBILE/PARTS & EQUIPMENT (0.4%)
     2,500   BTI-Capital Trust, 6.50%                56,875
     2,500   Chesapeake Energy Corp., 7.00%          25,000
     3,000   Skytel Communications, Inc.,
             Series $2.25                            92,625
                                                -----------
                                                    174,500
                                                -----------
             DIVERSIFIED FINANCE (0.2%)
     2,000   Morgan Stanley Dean Witter & Co.,
             6.00%                                   82,500
                                                -----------
             FOOD (0.2%)
     1,500   Ralston-Ralston Purina Group,
             7.00%                                   78,375
                                                -----------
             NATURAL GAS (0.6%)
     5,000   El Paso Energy, 4.75%                  239,375
                                                -----------

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             PAPER & FOREST PRODUCTS (0.4%)
     3,000   International Paper Capital
             Trust, 5.25%                       $   144,375
                                                -----------
             TOTAL CONVERTIBLE PREFERRED STOCK
             (cost $874,637)                        719,125
                                                -----------
---------
PRINCIPAL
---------
             CORPORATE BONDS (19.6%)
             AEROSPACE/DEFENSE (0.7%)
$  100,000   BE Aerospace, Inc., 8.00%,
             03/01/08                                99,000
   200,000   Raytheon Co., 6.15%, 11/01/08          203,921
                                                -----------
                                                    302,921
                                                -----------
             AGRICULTURAL PRODUCTS (0.3%)
   125,000   Imperial Holly Corp., 9.75%,
             12/15/07                               123,750
                                                -----------
             AIRLINES (0.3%)
   125,000   Airplanes Pass Through Trust,
             10.875%, 03/15/19                      140,876
                                                -----------
             AUTOMOBILES (0.6%)
   250,000   Ford Credit Auto Owner Trust,
             5.85%, 10/15/01                        252,175
                                                -----------
             AUTOMOBILES/PARTS & EQUIPMENT (0.6%)
   125,000   Breed Technologies, Inc., 9.25%,
             04/15/08*                              109,375
   125,000   Hayes Lemmerz International,
             Inc., 8.25%, 12/15/08*                 124,375
                                                -----------
                                                    233,750
                                                -----------
             BANKS (0.9%)
   106,173   Banc One Auto Trust, 6.29%,
             07/20/04                               107,475
   100,000   Nationsbank Credit, 6.45%,
             04/15/03                               101,884
   180,000   U.S. Bank NA, 5.70%, 12/15/08          178,725
                                                -----------
                                                    388,084
                                                -----------
             BROADCASTING & TELEVISION (1.3%)
   200,000   Belo (A.H.) Corp., 7.25%,
             09/15/27                               204,104
   100,000   CSC Holdings, Inc., Sr. Sub.
             Note, 9.25%, 11/01/05                  107,000
   100,000   International Cabletel, Inc.,
             0/11.50%, 02/01/06 (a)                  82,000
   125,000   Lin Television Corp., 8.375%,
             03/01/08                               125,000
                                                -----------
                                                    518,104
                                                -----------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               37

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             CHEMICALS (0.9%)
$  125,000   Huntsman Corp., 9.50%, 07/01/07*   $   124,375
   100,000   ISP Holdings, Inc., Sr. Note,
             9.00%, 10/15/03                        105,250
   125,000   Polymer Group, Inc., Sr. Note,
             8.75%, 03/01/08                        122,813
                                                -----------
                                                    352,438
                                                -----------
             COMMERCIAL & CONSUMER SERVICES (2.7%)
   180,000   Comdisco, Inc., 6.13%, 08/01/01        179,023
   125,000   HMH Properties, Inc., 8.45%,
             12/01/08                               125,000
   100,000   Iron Mountain, Inc., 8.75%,
             09/30/09                               103,000
   100,000   Monsanto Co., 5.875%, 12/01/08*         99,661
   125,000   Pierce Leahy, 11.125%, 07/15/06        138,125
   125,000   Primark Corp., 9.25%, 12/15/08*        125,625
   125,000   Protection One, Inc., 8.125%,
             01/15/09*                              125,000
   225,000   Service Corp. International,
             6.00%, 12/15/05                        224,301
                                                -----------
                                                  1,119,735
                                                -----------
             CONTAINERS & PACKAGING (0.5%)
   100,000   Synthetic Industries, Inc.,
             9.25%, 02/15/07                        102,000
   100,000   Tekni-Plex, Inc., 11.25%,
             04/01/07                               111,000
                                                -----------
                                                    213,000
                                                -----------
             DATA PROCESSING (0.5%)
   200,000   First Data Corp., 6.375%,
             12/15/07                               207,862
                                                -----------
             DIVERSIFIED FINANCE (0.7%)
   125,000   ContiFinancial Corp., Sr. Note,
             8.125%, 04/01/08                        83,517
   150,000   DVI, Inc., 9.875%, 02/01/04            143,502
    50,000   Merrill Lynch & Co., 6.00%,
             11/15/04                                50,789
                                                -----------
                                                    277,808
                                                -----------
             DIVERSIFIED MANUFACTURING (0.6%)
   132,000   Alvey Systems, Inc., Sr. Sub.
             Note, 11.375%, 01/31/03                132,000
   125,000   Furon Co., 8.125%, 03/01/08            123,750
                                                -----------
                                                    255,750
                                                -----------
             FOODS (0.3%)
   100,000   Delta Beverage Group, Inc.,
             9.75%, 12/15/03                        104,000
                                                -----------

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             GAMING & LOTTERY (0.9%)
$  125,000   Harrahs Operating Co., Inc.,
             7.875%, 12/15/05                   $   126,385
   100,000   Horseshoe Gaming LLC, 9.375%,
             06/15/07                               103,250
   125,000   Park Place Entertainment, 7.875%,
             12/15/05*                              125,156
                                                -----------
                                                    354,791
                                                -----------
             HEALTH CARE (0.2%)
    75,000   Vencor, Inc., 9.875%, 05/01/05*         64,500
                                                -----------
             HOUSEWARES (0.2%)
   100,000   Ecko Group, Inc., Series B,
             9.25%, 04/01/06                        101,000
                                                -----------
             MANUFACTURING (0.5%)
   100,000   Norsk Hydro, ASA, 6.70%, 01/15/18       99,891
   100,000   Praxair, Inc., 6.15%, 04/15/03          99,335
                                                -----------
                                                    199,226
                                                -----------
             METALS & MINING (0.4%)
   150,000   P&L Coal Holdings Corp., 9.625%,
             05/15/08                               151,500
                                                -----------
             OFFICE EQUIPMENT & SUPPLIES (0.2%)
    75,000   Staples, Inc., 7.125%, 08/15/07         77,273
                                                -----------
             OIL & GAS (0.4%)
   100,000   Canadian Forest Oil Ltd., 8.75%,
             09/15/07                                94,000
   100,000   Clark Refining & Marketing, Inc.,
             11.125%, 11/15/07                       89,000
                                                -----------
                                                    183,000
                                                -----------
             PRINTING & PUBLISHING (1.2%)
   100,000   Advanstar Communications, 9.25%,
             05/01/08                               100,500
   125,000   Big Flower Press Holdings,
             8.625%, 12/01/08*                      126,250
   125,000   Hollinger International, Inc.,
             Sr. Sub. Note, 9.25%, 03/15/07         131,875
   125,000   Mail-Well Corp., 8.75%, 12/15/08*      125,000
                                                -----------
                                                    483,625
                                                -----------

 38              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             RETAIL (1.4%)
$  100,000   Cole National Group, Inc.,
             8.625%, 08/15/07                   $    98,250
   125,000   Jitney Jungle Stores, 12.00%,
             03/01/06                               139,375
   125,000   Musicland Group, 9.00%, 06/15/03       120,625
   200,000   Sears Roebuck Acceptance Corp.,
             7.00%, 06/15/07                        213,942
                                                -----------
                                                    572,192
                                                -----------
             SHIPPING (0.8%)
   100,000   Enterprises Shipholding Corp.,
             8.875%, 05/01/08                        82,000
   125,000   Falcon Holding Group, 8.375%,
             04/15/10                               129,375
   125,000   Teekay Shipping Corp., 8.32%,
             02/01/08                               121,406
                                                -----------
                                                    332,781
                                                -----------
             TELECOMMUNICATIONS (2.0%)
    81,000   Adelphia Communications, 9.50%,
             02/15/04                                85,455
   350,000   Aspect Telecommunications, 0.00%,
             08/10/98                                80,500
   125,000   Centennial Cellular, 10.75%,
             12/15/08*                              124,375
   200,000   Century Communications Corp.,
             0.00%, 01/15/08                        100,000
    65,000   GTE Corp., 8.50%, 03/15/08              70,353
   125,000   Intermedia Communications, Inc.,
             Sr. Note, 8.60%, 06/01/08              118,750
   125,000   L-3 Communications Corp., 8.00%,
             08/01/08*                              125,312
   200,000   MetroNet Communication, Sr. Disc.
             Note, 0/9.95%, 06/15/08                122,500
                                                -----------
                                                    827,245
                                                -----------
             WASTE MANAGEMENT (0.5%)
   125,000   Allied Waste, 7.875%, 01/01/09*        126,563
    75,000   Envirosource, Inc., 9.75%,
             06/15/03                                67,500
                                                -----------
                                                    194,063
                                                -----------
             TOTAL CORPORATE BONDS
             (cost $8,084,267)                    8,031,449
                                                -----------

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             CONVERTIBLE CORPORATE BONDS (5.9%)
             COMPUTERS/HARDWARE (1.4%)
$  100,000   DSC Communications Corp., 7.00%,
             08/01/04                           $   104,250
   125,000   Micron Technology, Inc., 7.00%,
             07/01/04                               133,594
   100,000   Quantum Corp., 7.00%, 08/01/04          95,125
   100,000   Tower Automotive, Inc., 5.00%,
             08/01/04                               111,500
   100,000   Xerox Credit Corp., 2.875%,
             07/01/02                               128,500
                                                -----------
                                                    572,969
                                                -----------
             DIVERSIFIED (0.8%)
   200,000   Bell Atlantic Financial, 5.75%,
             04/01/03*                              206,500
   100,000   Centocor, Inc., 4.75%, 02/15/05        105,375
                                                -----------
                                                    311,875
                                                -----------
             HEALTH CARE (0.2%)
   100,000   Healthsouth Corp., 3.25%,
             04/01/03                                85,000
                                                -----------
             INVESTMENT MANAGEMENT (0.8%)
   250,000   First Boston, 1.00%, 04/07/05          230,313
   100,000   Tele-Comm International, 4.50%,
             02/15/06                               106,000
                                                -----------
                                                    336,313
                                                -----------
             LEISURE PRODUCTS (0.5%)
   350,000   Halter Marine Group, Inc., 4.50%,
             09/15/04                               196,000
                                                -----------
             MEDIA (1.0%)
   400,000   NTL, Inc., 7.00%, 12/15/08*            431,000
                                                -----------
             SEMICONDUCTORS (0.3%)
    75,000   Integrated Process Equipment,
             6.25%, 09/15/04                         54,656
   100,000   Integrated Process Equipment,
             6.25%, 09/15/04 *                       72,875
                                                -----------
                                                    127,531
                                                -----------
             TECHNOLOGY (0.6%)
   200,000   Adaptec, Inc., 4.75%, 02/01/04         154,500
   125,000   Mark IV Industries, 4.75%,
             11/01/04                                99,531
                                                -----------
                                                    254,031
                                                -----------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               39

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             TELECOMMUNICATIONS (0.3%)
$  100,000   Synoptics Communications, 5.25%,
             05/15/03                           $   102,000
                                                -----------
             TOTAL CONVERTIBLE CORPORATE BONDS
             (cost $2,420,135)                    2,416,719
                                                -----------
             MORTAGE-BACKED SECURITIES (6.0%)
             DIVERSIFIED FINANCIAL (1.2%)
   270,000   Contimortgage, 6.13%, 03/15/13         270,726
   194,135   DLJ Commercial Mortgage, 6.11%,
             12/10/07                               197,474
                                                -----------
                                                    468,200
                                                -----------
             U.S. GOVERNMENT AGENCY (4.8%)
   248,881   FNMA Pool #436695, 6.50%,
             07/01/28                               250,593
   740,000   FNMA, 6.50%, 01/01/30 **               745,094
   450,000   FNMA, 7.00%, 01/01/30 **               459,145
   500,000   FNMA, 8.00%, 01/01/30 **               517,710
                                                -----------
                                                  1,972,542
                                                -----------
             TOTAL MORTGAGE BACKED SECURITIES
             (cost $2,434,586)                    2,440,742
                                                -----------
             U.S. GOVERNMENT OBLIGATIONS (14.2%)
   150,000   U.S. Treasury Bond, 6.125%,
             12/31/01                               156,047
   310,000   U.S. Treasury Bond, 6.125%,
             11/15/27                               347,200
   500,000   U.S. Treasury Note, 4.50%,
             09/30/00                               499,063
    75,000   U.S. Treasury Note, 6.375%,
             03/31/01                                77,742
   700,000   U.S. Treasury Note, 5.375%,
             06/30/03***                            719,907
   860,000   U.S. Treasury Note, 5.25%,
             08/15/03                               881,500
   400,000   U.S. Treasury Note, 6.125%,
             08/15/07                               437,125
   925,000   U.S. Treasury Note, 5.625%,
             05/15/08                               986,859
 1,000,000   U.S. Treasury Note, 4.75%,
             11/15/08***                          1,007,813
   450,000   U.S. Treasury Note, 5.50%,
             08/15/28                               471,656
   200,000   U.S. Treasury Note, 5.25%,
             11/15/28                               205,000
                                                -----------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (cost $5,735,040)                    5,789,912
                                                -----------

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             REPURCHASE AGREEMENT (14.7%)
$6,023,000   Fifth Third Bank, 4.12%,
             01/04/99,
             Collateralized by $5,976,000
             FHLMC, Pool #G10657, 7.50%,
             02/01/12,
             market value $6,144,075
             (cost $6,023,000)                  $ 6,023,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $41,947,391)                 $42,405,149
                                                ===========

-------------------------------------------------------

  * Represents a security registered under Rule 144A, which limits the resale to certain qualified buyers.

 ** Mortgage Dollar Roll. See Note 1.

*** Segregated as collateral for mortgage dollar rolls.

Cost for federal income tax purposes: $41,951,071

The abbreviations in the above statement stand for the following:

    AG     Aktiengesellschaft (German stock company)
    ASA    Limited
    FHLMC  Federal Home Loan Mortgage Corporation
    FNMA   Federal National Mortgage Association
    LLC    Limited Liability Company
    REIT   Real Estate Investment Trust

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 40              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              CORPORATE BONDS (31.4%)
              AEROSPACE/DEFENSE (0.6%)
$    125,000  BE Aerospace, Inc., 8.00%,
              03/01/08                         $   123,750
     100,000  Raytheon Co., 6.15%, 11/01/08        101,960
                                               -----------
                                                   225,710
                                               -----------
              AGRICULTURAL PRODUCTS (0.7%)
     125,000  Anchor Advanced Products,
              11.75%, 04/01/04                     135,625
     125,000  Imperial Holly Corp., 9.75%,
              12/15/07                             123,750
                                               -----------
                                                   259,375
                                               -----------
              AUTO PARTS & EQUIPMENT (0.6%)
     125,000  Breed Technologies, Inc.,
              9.25%, 04/15/08*                     109,375
     125,000  Hayes Lemmerz International,
              Inc., 8.25%, 12/15/08*               124,375
                                               -----------
                                                   233,750
                                               -----------
              BANKS (0.5%)
     175,000  U.S. Bank, NA, 5.70%, 12/15/08       173,761
                                               -----------
              BROADCASTING (2.7%)
     125,000  Adelphia Communications Corp.,
              9.875%, 03/01/07                     138,125
     125,000  CSC Holdings, Inc., Sr. Sub.
              Note, 9.25%, 11/01/05                133,750
     250,000  Granite Broadcasting Corp.,
              8.875%, 05/15/08*                    238,125
     150,000  International Cabletel, Inc.,
              0/11.50%, 02/01/06                   123,000
     125,000  Lin Television Corp., 8.375%,
              03/01/08                             125,000
     150,000  Telewest Communications PLC,
              Disc. Note, 0/11.00%, 10/01/07       125,250
     190,000  United International Holdings,
              Inc., Sr. Disc. Note, 0/10.75%,
              02/15/08                             102,600
                                               -----------
                                                   985,850
                                               -----------
              CHEMICALS (1.4%)
     125,000  Huntsman Corp., 9.50%,
              07/01/07*                            124,375
     150,000  ISP Holdings, Inc., Sr. Note,
              9.00%, 10/15/03                      157,875
      50,000  PCI Chemicals Canada, Inc.,
              9.25%, 10/15/07                       38,500

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              CHEMICALS (CONTINUED)
$    125,000  Polymer Group, Inc., Sr. Note,
              9.00%, 07/01/07                  $   123,750
      75,000  Praxair, Inc., 6.15%, 04/15/03        74,501
                                               -----------
                                                   519,001
                                               -----------
              CONSUMER & COMMERCIAL SERVICES (3.1%)
      75,000  Comdisco, Inc., 6.13%, 08/01/01       74,593
     125,000  HMH Properties, Inc., 7.875%,
              08/01/08                             120,625
     125,000  HMH Properties, Inc., 8.45%,
              12/01/08                             125,000
     150,000  Iron Mountain, Inc., 8.75%,
              09/30/09                             154,500
     125,000  Pierce Leahy Corp., 11.125%,
              07/15/06                             138,125
     125,000  Primark Corp., 9.25%, 12/15/08*      125,625
     125,000  Protection One, Inc., 8.125%,
              01/15/09*                            125,000
     150,000  Service Corp. International,
              6.00%, 12/15/05                      149,534
     125,000  Unisys Corp., 7.875%, 04/01/08       135,625
                                               -----------
                                                 1,148,627
                                               -----------
              CONTAINERS & PACKAGING (1.2%)
      50,000  Huntsman Packaging Corp.,
              9.125%, 10/01/07                      49,750
     100,000  Radnor Holdings Corp., 10.00%,
              12/01/03                             100,500
     125,000  Synthetic Industries, Inc.,
              9.25%, 02/15/07                      127,500
     150,000  Tekni-Plex, Inc., 11.25%,
              04/01/07                             166,500
                                               -----------
                                                   444,250
                                               -----------
              ENGINEERING & CONSTRUCTION (0.3%)
     100,000  High Voltage Engineering Corp.,
              10.50%, 08/15/04                      94,500
                                               -----------
              FINANCIAL SERVICES (2.0%)
     125,000  CB Richard Ellis Services,
              Inc., 8.875%, 06/01/06               122,500
     125,000  ContiFinancial Corp., Sr. Note,
              8.125%, 04/01/08                      83,517
     150,000  DVI, Inc., 9.875%, 02/01/04          143,502
      50,000  Forest City Enterprises, Inc.,
              8.50%, 03/15/08                       50,125

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               41

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              FINANCIAL SERVICES (CONTINUED)
$     30,000  Merrill Lynch & Co.,
              6.00%, 11/15/04                  $    30,474
     300,000  TPSA Finance BV,
              7.75%, 12/10/08*                     296,190
                                               -----------
                                                   726,308
                                               -----------
              FOODS (1.3%)
     125,000  Ameriserv Food Distribution,
              Inc.,
              10.125%, 07/15/07                    108,125
     150,000  Delta Beverage Group, Inc.,
              9.75%, 12/15/03                      156,000
     125,000  Packaged Ice, Inc.,
              9.75%, 02/01/05*                     125,000
     100,000  SC International Services,
              Inc.,
              9.25%, 09/01/07                      100,000
                                               -----------
                                                   489,125
                                               -----------
              FOREST PRODUCTS (0.3%)
     125,000  Millar Western Forest Products,
              9.875%, 05/15/08                      93,750
                                               -----------
              GAMING & LOTTERY (1.0%)
     125,000  Harrahs Operating Co., Inc.,
              7.875%, 12/15/05                     126,385
     125,000  Horseshoe Gaming LLC,
              9.375%, 06/15/07                     129,063
     125,000  Park Place Entertainment, Inc.,
              7.875%, 12/15/05*                    125,156
                                               -----------
                                                   380,604
                                               -----------
              HEALTH CARE (1.3%)
     125,000  Dade International, Inc.,
              11.125%, 05/01/06                    138,750
     125,000  Kindercare Learning Centers,
              Inc.,
              6.00%, 02/15/09                      124,375
     125,000  Prime Medical Services,
              8.75%, 04/01/08*                     120,313
     100,000  Vencor, Inc.,
              9.875%, 05/01/05*                     86,000
                                               -----------
                                                   469,438
                                               -----------
              HOTELS & LODGING (0.4%)
     125,000  Prime Hospitality Corp.,
              9.75%, 04/01/07                      127,500
                                               -----------
              HOUSEWARES (0.5%)
     175,000  Ecko Group, Inc.,
              9.25%, 04/01/06                      176,750
                                               -----------
              MANUFACTURING (1.2%)
     132,000  Alvey Systems, Inc., Sr. Sub.
              Note, 11.375%, 01/31/03              132,000

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              MANUFACTURING (CONTINUED)
$    125,000  Furon Co.,
              8.125%, 03/01/08                 $   123,750
     125,000  Indesco International, Inc.,
              9.75%, 04/15/08                      117,500
      50,000  Norsk Hydro ASA,
              6.70%, 01/15/18                       49,945
                                               -----------
                                                   423,195
                                               -----------
              MINING (0.6%)
     100,000  AEI Holding Co., Sr. Note,
              10.00%, 11/15/07                      98,000
     125,000  P&L Coal Holdings Corp.,
              8.875%, 05/15/08                     127,500
                                               -----------
                                                   225,500
                                               -----------
              OFFICE EQUIPMENT & SUPPLIES (0.2%)
      75,000  Staples, Inc.,
              7.125%, 08/15/07                      77,273
                                               -----------
              OIL & GAS/PRODUCTION (0.9%)
     120,000  Canadian Forest Oil Ltd,
              8.75%, 09/15/07                      112,800
     100,000  Clark Refining & Marketing,
              Inc.,
              11.125%, 11/15/07                     89,000
     125,000  Dailey International, Inc., Sr.
              Note, 9.50%, 02/15/08                 55,000
      75,000  Occidental Petroleum Corp.,
              9.25%, 08/01/19                       85,102
                                               -----------
                                                   341,902
                                               -----------
              PERSONAL CARE (0.3%)
     125,000  French Fragrances, Inc.,
              10.375%, 05/15/07                    123,125
                                               -----------
              PRINTING (0.3%)
     125,000  Mail-Well Corp.,
              8.75%, 12/15/08*                     125,000
                                               -----------
              PUBLISHING (1.4%)
     150,000  Advanstar Communications,
              9.25%, 05/01/08*                     150,750
     125,000  Big Flower Press Holdings,
              Inc.,
              8.625%, 12/01/08*                    126,250
     225,000  Hollinger International, Inc.,
              Sr. Sub. Note,
              9.25%, 03/15/07                      237,375
                                               -----------
                                                   514,375
                                               -----------

 42              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              RETAIL/FOOD CHAINS (0.5%)
$     65,000  Pueblo Xtra International,
              9.50%, 08/01/03                  $    61,425
     135,000  Pueblo Xtra International,
              9.50%, 08/01/03                      127,575
                                               -----------
                                                   189,000
                                               -----------
              RETAIL/GENERAL MERCHANDISE (1.0%)
     125,000  Cole National Group, Inc.,
              8.625%, 08/15/07                     122,813
     125,000  Jitney Jungle Stores, Inc.,
              12.00%, 03/01/06                     139,375
     125,000  Musicland Group, Inc., 9.00%,
              06/15/03                             120,625
                                               -----------
                                                   382,813
                                               -----------
              SHIPPING (2.4%)
      50,000  Atlantic Express Transportation
              Corp., 10.75%, 02/01/04               50,500
     100,000  Axiohm Transaction Solutions,
              Inc., 9.75%, 10/01/07*                94,500
     125,000  Coach USA, Inc., 9.375%,
              07/01/07                             127,500
     125,000  Enterprises Shipholding Corp.,
              8.875%, 05/01/08*                    102,500
     125,000  Falcon Holding Group LP,
              8.375%, 04/15/10                     129,375
     100,000  Navistar International Corp.,
              8.00%, 02/01/08                      101,750
      50,000  Offshore Logistics, Inc.,
              7.785%, 01/15/08*                     47,500
     125,000  Setllex Industries, Inc.,
              9.50%, 11/01/07                      107,813
     125,000  Teekay Shipping Corp., 8.32%,
              02/01/08                             121,406
                                               -----------
                                                   882,844
                                               -----------
              TECHNOLOGY/DATA PROCESSING (0.2%)
      75,000  First Data Corp., 6.375%,
              12/15/07                              77,948
                                               -----------
              TELECOMMUNICATIONS (3.3%)
     250,000  British Telecom PLC, 7.00%,
              05/23/07                             271,887
     125,000  Centennial Cellular Corp.,
              10.75%, 12/15/08*                    124,375
     300,000  Century Communications Corp.,
              0.00%, 01/15/08****                  150,000
      35,000  GTE Corp., 8.50%, 03/15/08            37,882
     250,000  Intermedia Communications
              Corp., 8.50%, 01/15/08               237,500
     125,000  L-3 Communications Holdings,
              Inc., 8.00%, 08/01/08*               125,313

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              TELECOMMUNICATIONS (CONTINUED)
$    300,000  MetroNet Escrow Corp., Sr.
              Disc. Note, 0/9.95%, 06/15/08    $   183,750
     200,000  Nextel Communications, Inc.,
              0/9.75%, 10/31/07                    121,000
                                               -----------
                                                 1,251,707
                                               -----------
              UTILITIES (0.3%)
     100,000  International Utility
              Structures, Inc., 10.75%,
              02/01/08*                             94,000
                                               -----------
              VITAMINS/NUTRITIONAL PRODUCTS (0.3%)
     125,000  NBTY, Inc., Sr. Sub. Note,
              8.625%, 09/15/07                     121,875
                                               -----------
              WASTE MANAGEMENT (0.6%)
     125,000  Allied Waste NA, 7.875%,
              01/01/09*                            126,563
     125,000  Envirosource, Inc., 9.75%,
              06/15/03                             112,500
                                               -----------
                                                   239,063
                                               -----------
              TOTAL CORPORATE BONDS
              (cost $11,983,762)                11,617,919
                                               -----------
              MORTGAGE-BACKED SECURITIES (18.3%)
              DIVERSIFIED FINANCIAL (5.1%)
   1,950,000  Donaldson, Lufkin, Jenrette,
              Commercial Mortgage Corp. IO,
              0.7085%, 06/10/23                     92,001
   3,300,000  Donaldson, Lufkin, Jenrette,
              Commercial Mortgage Corp. IO,
              0.8514%, 11/12/31                    186,648
      49,615  First Union Residential
              Securitization Trust, 7.00%,
              08/25/08                              46,452
     399,065  GECMS, 1998-15 B1, 6.75%,
              11/25/28                             373,042
     476,519  Mid-State Trust, 7.34%,
              07/01/35                             492,740
      74,535  PNC Mortgage Securities Corp.,
              6.75%, 05/25/28                       70,062
      99,326  PNC Mortgage Securities Corp.,
              6.838%, 05/25/28                      94,641
      99,331  PNC Mortgage Securities Corp.,
              6.734%, 07/25/28                      93,401
     250,000  PNC Mortgage Securities Corp.,
              98-10 B2, 6.50%, 12/25/28            228,818
     224,817  PNC Mortgage Securities Corp.,
              98-12 B2, 6.25%, 12/26/28            219,652
                                               -----------
                                                 1,897,457
                                               -----------
              U.S. GOVERNMENT AGENCY (13.2%)
         276  FHLMC IO, Series 1103,
              1156.50%, 06/15/21                     6,214

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               43

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              U.S. GOVERNMENT AGENCY (CONTINUED)
$    250,000  FHLMC Gold, 6.50%, 01/01/30**    $   251,877
   4,000,000  FNMA, 6.00%, 01/01/30**            3,948,356
     650,000  FNMA, 6.50%, 01/01/30**              654,475
                                               -----------
                                                 4,860,922
                                               -----------
              TOTAL MORTGAGE-BACKED
              SECURITIES
              (cost $6,803,468)                  6,758,379
                                               -----------
              SOVEREIGN BONDS (27.8%)
              ARGENTINA (3.2%)
     329,000  Argentina Variable Rate Bond,
              6.1875%, 03/31/05*****               278,137
   1,000,000  Argentina Global Bond, 9.75%,
              09/19/27                             887,500
                                               -----------
              TOTAL ARGENTINA                    1,165,637
                                               -----------
              AUSTRALIA (0.1%)
      10,000  New South Wales Treasury Corp.,
              7.375%, 02/21/07 (AUD)                 6,813
                                               -----------
              BRAZIL (3.1%)
     422,400  Brazil Eligible Interest Bond,
              6.125%, 04/15/06*****                272,976
   1,175,000  Brazil Global Bond, 9.375%,
              04/07/08                             825,438
      60,000  Brazil Series ZL Bond, 6.125%,
              04/15/24*****                         35,100
                                               -----------
              TOTAL BRAZIL                       1,133,514
                                               -----------
              DENMARK (0.4%)
     820,000  Kingdom of Denmark, 8.00%,
              05/15/03 (DKK)                       149,551
                                               -----------
              ECUADOR (1.2%)
   1,131,660  Ecuador PDI Global Bond,
              6.625%, 02/27/15*****                449,174
                                               -----------
              FINLAND (0.5%)
   1,000,000  Finnish Government, 6.00%,
              04/25/08 (FIM)                       227,460
                                               -----------
              GERMANY (4.1%)
     200,000  Bundesrepublic Deutschland,
              4.125%, 07/04/08 (DEM)               122,486
     500,000  Bundesrepublic Deutschland,
              4.75%, 07/04/08 (DEM)                320,745
   1,780,000  Bundesschatzanweisungen,
              6.875%, 02/24/99 (DEM)             1,073,934
                                               -----------
              TOTAL GERMANY                      1,517,165
                                               -----------
              GREECE (1.8%)
   8,400,000  Hellenic Republic, 11.00%,
              02/25/00 (GRD)                        30,267
  47,000,000  Hellenic Republic, 9.80%,
              03/21/00 (GRD)                       167,127
  95,500,000  Hellenic Republic, 8.90%,
              04/01/03 (GRD)                       358,242

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              SOVEREIGN BONDS (CONTINUED)
$  6,000,000  Hellenic Republic, 8.70%,
              04/08/05 (GRD)                   $    23,150
  25,000,000  Hellenic Republic, 8.60%,
              03/26/08 (GRD)                        99,405
                                               -----------
              TOTAL GREECE                         678,191
                                               -----------
              ITALY (0.3%)
 175,000,000  European Investment Bank,
              7.45%, 02/04/99 (ITL)                106,397
                                               -----------
              KOREA (1.4%)
     500,000  Republic of Korea, 8.75%,
              04/15/03                             518,438
                                               -----------
              MEXICO (3.8%)
   1,325,000  United Mexican States, 11.50%,
              05/15/26                           1,404,500
                                               -----------
              MOROCCAN (2.2%)
   1,000,000  Moroccan Loan Variable Rate
              Bond, 6.0625%, 01/01/09*****         805,000
                                               -----------
              PANAMA (1.0%)
     500,000  Panama-IRB Sinking Fund, 4.00%,
              07/17/14                             372,500
                                               -----------
              PERU (0.7%)
     400,000  Peru PDI, 4.00%, 03/17/07            251,000
                                               -----------
              POLAND (0.3%)
     390,000  Nordic Investment Bank, 17.75%,
              04/15/02 (PLN)                       126,392
                                               -----------
              SLOVENIA (0.4%)
     120,000  Republic of Slovenia, 5.375%,
              05/27/05 (PLN)                       145,928
                                               -----------
              SWEDEN (0.7%)
     180,000  Sudwest Landes Bank, 17.50%,
              05/05/03 (SEK)                        60,571
     500,000  Sweden Government Bond, 11.00%,
              01/21/99(SEK)                         61,857
   1,000,000  Sweden Government Bond, 6.50%,
              05/05/08 (SEK)                       145,389
                                               -----------
              TOTAL SWEDEN                         267,817
                                               -----------
              VENEZUELA (2.6%)
     857,141  Venezuela DCB Bond, 5.9375%,
              12/18/07                             542,142
     202,380  Venezuela Front Loaded IRB,
              6.125%, 03/31/07                     126,065
     500,000  Venezuelan Government, 9.25%,
              09/15/27                             305,000
                                               -----------
                                                   973,207
                                               -----------
              TOTAL SOVEREIGN BONDS
              cost ($10,468,108)                10,298,684
                                               -----------

 44              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS (20.9%)
$     40,000  U.S. Treasury Bond, 6.125%,
              11/15/27                         $    44,800
     300,000  U.S. Treasury Bond, 5.50%,
              08/15/28                             314,438
   1,000,000  U.S. Treasury Bond, 5.25%,
              11/15/28***                        1,025,000
      30,000  U.S. Treasury Inflation Indexed
              Note, 3.625%, 04/15/28                29,640
   3,000,000  U.S. Treasury Note, 5.125%,
              08/31/00***                        3,023,439
     900,000  U.S. Treasury Note, 5.875%,
              09/30/02                             935,719
     500,000  U.S. Treasury Note, 5.375%,
              06/30/03***                          514,219
     750,000  U.S. Treasury Note, 5.50%,
              02/15/08                             795,000

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
$    900,000  U.S. Treasury Note,
              5.625%, 05/15/08***              $   960,188
      75,000  U.S. Treasury Note,
              4.75%, 11/15/08                       75,586
                                               -----------
              TOTAL U.S. GOVERNMENT
              OBLIGATIONS
              (cost $7,577,204)                  7,718,029
                                               -----------
              REPURCHASE AGREEMENT (9.6%)
   3,532,000  Fifth Third Bank, 4.12%,
              01/04/99,
              Collateralized by $3,505,000
              FHLMC Pool #G10657, 7.50%,
              02/01/12, market value
              $3,603,578 (cost $3,532,000)       3,532,000
                                               -----------
              TOTAL INVESTMENTS
              (cost $40,364,542)               $39,925,011
                                               ===========

--------------------------------------------------------------------------------

                                 CONTRACT    MARKET
                                  VALUE      VALUE      APPRECIATION
CURRENCY PURCHASED:               (US $)     (US $)    (DEPRECIATION)   DELIVERY DATE
-------------------              --------    ------    --------------   -------------
German Marks                     $108,207   $108,267       $   60         02/16/99
                                                           ------
CURRENCY SOLD:
-------------------------------
Eastern Currency Units           $147,478   $148,449       $  971         02/16/99
Finnish Marks                    223,394    224,007           613         02/16/99
German Marks                     538,740    546,282         7,542         02/16/99
Italian Lira                     105,346    105,857           511         02/04/99
Swedish Kronor                   108,207    108,524           317         02/16/99
                                                           ------
TOTAL CURRENCY SOLD                                        $9,954
                                                           ------
NET PAYABLE FOR FORWARD
  CURRENCY CONTRACTS PURCHASED
  AND SOLD                                                 $9,894
                                                           ======

--------------------------------------------------------------------------------

    * Represents a security registered under Rule 144A, which limits the resale to certain qualified buyers.
   ** Mortgage Dollar Roll. See note 1.
  *** Segregated as collateral for mortgage dollar rolls.
 **** Zero Coupon Bond.
***** Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 1998.

Securities denominated in foreign currencies are shown at their U.S. Dollar cost and value.

Cost for federal income tax purposes: $40,381,621

The abbreviations in the above statement stand for the following:

    ASA     Limited
    AUD     Australian Dollars
    BV      Private Company
    DCB     Debt Conversion Bonds
    DEM     German Marks
    DKK     Danish Kroner
    FHLMC   Federal Home Loan Mortgage Corporation
    FIM     Finnish Marks
    FNMA    Federal National Mortgage Association
    GECMS   General Electric Capital Mortgage Services, Inc.
    GRD     Greek Drachmas
    IO      Interest Only
    IRB     Interest Reduction Bonds
    ITL     Italian Lira
    LLC     Limited Liability Company
    PDI     Past Due Interest
    PLC     (British) Public Limited Company
    PLN     Polish Zlotys
    SEK     Swedish Kronor

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               45

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             COMMON STOCK (86.5%)
             ADVERTISING & MARKETING (0.1%)
     2,800   True North Communications, Inc.    $    75,250
                                                -----------
             AEROSPACE/DEFENSE (2.0%)
    22,400   BE Aerospace, Inc.*                    470,400
    21,400   Doncasters PLC ADR*                    346,413
    10,500   Fairchild Corp. (The) Class A*         165,375
                                                -----------
                                                    982,188
                                                -----------
             AIR FREIGHT (0.5%)
    21,000   Kitty Hawk, Inc.*                      231,000
                                                -----------
             AUTO PARTS & EQUIPMENT (1.9%)
    12,300   Discount Auto Parts, Inc.*             269,831
     9,700   Dura Automotive Systems, Inc.*         331,013
    23,500   Pep Boys - Manny, Moe & Jack
             (The)                                  368,656
                                                -----------
                                                    969,500
                                                -----------
             BANKS/SAVINGS & LOANS (4.0%)
    12,940   Astoria Financial Corp.                592,005
     8,500   Bay View Capital Corp.                 184,344
    43,100   Golden State Bancorp, Inc.*            716,537
    24,900   PFF Bancorp, Inc.*                     398,400
    11,400   Seacoast Financial Services
             Corp.*                                 116,850
                                                -----------
                                                  2,008,136
                                                -----------
             BROADCASTING & TELEVISION (1.4%)
    11,600   Emmis Broadcasting Corp. Class A*      503,150
    21,200   Paxson Communications Corp.*           194,775
                                                -----------
                                                    697,925
                                                -----------
             CHEMICALS (1.0%)
    15,500   Geon Co.                               356,500
     4,500   Lawter International, Inc.              52,313
     3,900   Nalco Chemical Co.                     120,900
                                                -----------
                                                    529,713
                                                -----------
             COMMERCICAL SERVICES (0.7%)
     3,600   Deluxe Corp.                           131,625
    38,100   Renaissance Worldwide, Inc.*           233,363
                                                -----------
                                                    364,988
                                                -----------
             COMMUNICATION EQUIPMENT (0.8%)
    20,300   Commscope, Inc.*                       341,294
     2,900   Conexant Systems, Inc.*                 48,575
                                                -----------
                                                    389,869
                                                -----------
             COMPUTERS/HARDWARE (3.2%)
    25,700   HMT Technology Corp.*                  329,281
    41,400   Maxtor Corp.*                          579,600

-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             COMPUTERS/HARDWARE (CONTINUED)
    15,600   Mentor Graphics Corp.*             $   132,600
     7,500   RadiSys Corp.*                         225,000
    19,500   Sequent Computer Systems, Inc.*        235,219
    13,500   Splash Technology Holdings, Inc.*      100,406
                                                -----------
                                                  1,602,106
                                                -----------
             COMPUTERS/NETWORKING (0.3%)
    18,000   Hypercom Corp.*                        177,750
                                                -----------
             COMPUTERS/PERIPHERAL (0.5%)
    30,800   In Focus Systems, Inc.*                273,350
                                                -----------
             COMPUTERS/SOFTWARE & SERVICES (4.4%)
    27,800   GT Interactive Software Corp.*         139,000
    28,100   Learning Co., Inc. (The)*              728,844
    22,300   Technology Solutions Co.*              239,029
    40,000   Wang Laboratories, Inc.*             1,110,000
                                                -----------
                                                  2,216,873
                                                -----------
             CONSTRUCTION (0.5%)
    20,200   Chicago Bridge & Iron Co. NV ORD       248,713
                                                -----------
             CONSUMER JEWELRY & GIFTS (0.3%)
    12,700   Finlay Enterprises, Inc.*              128,588
                                                -----------
             CONTAINERS & PACKAGES (3.1%)
     8,100   Ball Corp.                             370,575
    48,600   Gaylord Container Corp. Class A*       297,675
    13,500   Rock-Tenn Co.                          228,656
    41,814   Smurfit-Stone Container Corp.*         661,184
                                                -----------
                                                  1,558,090
                                                -----------
             DATA PROCESSING (3.1%)
    20,600   Information Resources, Inc.*           209,862
    46,900   Sybase, Inc.*                          347,356
    45,900   Symantec Corp.*                        998,325
                                                -----------
                                                  1,555,543
                                                -----------
             DISTRIBUTORS (2.6%)
    10,900   Aviall, Inc.*                          128,075
    38,500   CHS Electronics, Inc.*                 652,094
    29,600   Tristar Aerospace Co.*                 207,200
    48,100   Unisource Worldwide, Inc.              348,725
                                                -----------
                                                  1,336,094
                                                -----------
             ELECTRICAL EQUIPMENT (0.6%)
    11,700   Belden, Inc.                           247,894
     6,100   Kemet Corp.*                            68,625
                                                -----------
                                                    316,519
                                                -----------

 46              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             ELECTRONICS/COMPONENTS (0.3%)
     7,500   DSP Group, Inc.*                   $   156,563
                                                -----------
             ELECTRONICS/INSTRUMENTS (3.9%)
     3,100   Cohu, Inc.                              68,200
    31,800   Credence Systems Corp.*                588,300
    16,200   FSI International, Inc.*               168,075
     5,300   LTX Corp.*                              13,581
    19,700   Millipore Corp.                        560,219
     8,200   Silicon Valley Group, Inc.*            104,550
    33,200   Vishay Intertechnology, Inc.*          481,400
                                                -----------
                                                  1,984,325
                                                -----------
             ELECTRONICS/SEMICONDUCTORS (4.3%)
    30,700   Amkor Technologies, Inc.*              331,944
    26,800   Atmel Corp.*                           410,375
    10,400   Electroglas, Inc.*                     122,200
    33,500   LAM Research Corp.*                    596,719
    30,000   LSI Logic Corp.*                       483,750
    11,400   Watkins-Johnson Co.                    232,275
                                                -----------
                                                  2,177,263
                                                -----------
             ENTERTAINMENT (0.6%)
    21,300   Metro-Goldwyn-Mayer, Inc.*             280,894
                                                -----------
             FOODS (1.4%)
    16,300   International Home Foods, Inc.*        275,062
    16,100   Interstate Bakeries Corp.              425,644
                                                -----------
                                                    700,706
                                                -----------
             FOOTWEAR (2.1%)
    30,000   Brown Group, Inc.                      526,875
    24,000   Maxwell Shoe Co. Class A*              262,500
    22,100   Wolverine World Wide, Inc.             292,825
                                                -----------
                                                  1,082,200
                                                -----------
             GAMING & LOTTERY (0.2%)
    24,800   Boyd Gaming Corp.*                      82,150
                                                -----------
             HARDWARE & TOOLS (0.9%)
    13,700   Snap-on, Inc.                          476,931
                                                -----------
             HEALTH CARE (8.9%)
     1,300   AmeriPath, Inc.*                        11,619
     4,200   Beckman Coulter, Inc.                  227,850
    11,200   CONMED Corp.*                          369,600
    17,000   Dura Pharmaceuticals, Inc.*            258,187
    54,300   ESC Medical Systems Ltd.               570,150
    21,100   Foundation Health Systems Class
             A*                                     251,881
    25,500   Integrated Health Services, Inc.       360,187
     4,300   King Pharmaceuticals, Inc.*            113,412
    56,800   PharMerica, Inc.*                      340,800
    39,900   Quest Diagnostics, Inc.*               710,719

-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             HEALTH CARE (CONTINUED)
    15,100   Spacelabs Medical, Inc.*           $   347,300
     9,200   St. Jude Medical, Inc.*                254,725
    19,400   Total Renal Care Holdings, Inc.*       573,512
     2,600   West Company, Inc.                      92,787
                                                -----------
                                                  4,482,729
                                                -----------
             INSURANCE (3.8%)
    20,100   Allmerica Financial Corp.            1,163,287
     9,100   ARM Financial Group, Inc. Class A      201,906
     1,300   Guarantee Life Cos., Inc.               24,050
     6,900   Mony Group, Inc.*                      216,056
     9,800   SCPIE Holdings, Inc.                   297,062
                                                -----------
                                                  1,902,361
                                                -----------
             MACHINERY/DIVERSIFIED (1.0%)
    15,500   Kulicke & Soffa Industries*            275,125
    16,900   OmniQuip International, Inc.           253,500
                                                -----------
                                                    528,625
                                                -----------
             MANUFACTURING/DIVERSIFIED (2.3%)
     3,100   Lancaster Colony Corp.                  99,588
    29,600   Phillips-Van Heusen Corp.              212,750
     4,800   St. John Knits, Inc.                   124,800
    11,700   Tommy Hilfiger Corp.                   702,000
                                                -----------
                                                  1,139,138
                                                -----------
             METAL FABRICATORS (0.4%)
    14,000   Intermet Corp.                         182,875
                                                -----------
             OIL & GAS (4.3%)
    11,200   BJ Services Co.*                       175,000
    24,800   EEX Corp.*                             173,600
    12,400   Forcenergy, Inc.*                       32,550
    18,300   Houston Exploration Co. (The)*         363,712
    40,300   Newpark Resources, Inc.*               274,544
     4,900   Petsec Energy Ltd.*                      8,269
    44,800   R & B Falcon Corp.*                    341,600
    46,100   Range Resources Corp.                  158,469
    63,000   Santa Fe Energy Resources, Inc.*       464,625
    11,100   Titan Exploration, Inc.*                72,844
    10,200   Vintage Petroleum, Inc.                 87,975
                                                -----------
                                                  2,153,188
                                                -----------
             PERSONAL CARE PRODUCTS (2.3%)
     4,200   Herbalife International, Inc.           48,038
    39,800   Rexall Sundown, Inc.*                  557,200
    41,500   Twinlab Corp.*                         544,687
                                                -----------
                                                  1,149,925
                                                -----------
             PUBLISHING (0.9%)
    10,100   Houghton Mifflin Co.                   477,225
                                                -----------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               47

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             RAILROADS (0.4%)
    12,400   Wisconsin Central Transportation
             Corp.*                             $   213,125
                                                -----------
             RESTAURANTS (2.6%)
    22,200   Buffets, Inc.*                         265,013
     9,500   CEC Entertainment, Inc.*               263,625
    17,020   CKE Restaurants, Inc.                  501,026
    14,100   Wendy's International, Inc.            307,556
                                                -----------
                                                  1,337,220
                                                -----------
             RETAIL (6.0%)
    22,700   Bon-Ton Stores*                        173,087
     3,800   Borders Group, Inc.*                    94,762
    31,700   Burlington Coat Factory Warehouse
             Corp.                                  517,106
    16,500   Claire's Stores, Inc.                  338,250
     9,000   CompUSA, Inc.*                         117,562
    20,000   Elder-Beerman Stores Corp.*            231,250
    20,900   Finish Line (The) Class A*             167,200
    13,200   Micro Warehouse, Inc.*                 446,325
    31,200   Officemax, Inc.*                       382,200
    31,400   Pacific Sunwear of California,
             Inc.*                                  514,175
     2,200   Stage Stores, Inc.*                     20,625
                                                -----------
                                                  3,002,542
                                                -----------
             SHIPPING (0.2%)
     3,900   Knightsbridge Tankers Ltd.              81,169
                                                -----------
             TEXTILES/APPAREL (0.7%)
     6,800   Fruit of the Loom, Inc. Class A*        93,925
    16,800   Nautica Enterprises, Inc.*             252,000
                                                -----------
                                                    345,925
                                                -----------
             TRANSPORTATION (2.9%)
    14,400   American Freightways Corp.*            166,051
    34,500   Arkansas Best Corp.*                   201,611
     9,300   USFreightways Corp.                    270,863
    43,300   Yellow Corp.*                          828,112
                                                -----------
                                                  1,466,637
                                                -----------

-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             TRUCKS & PARTS (1.4%)
    48,400   Miller Industries, Inc.*           $   217,800
    25,400   Wabash National Corp.                  515,938
                                                -----------
                                                    733,738
                                                -----------
             UTILITIES (1.5%)
    33,200   US Filter Corp.*                       759,450
                                                -----------
             WASTE MANAGEMENT (2.2%)
    77,025   Safety-Kleen Corp.*                  1,087,978
                                                -----------
             TOTAL COMMON STOCK
             (cost $41,216,147)                  43,647,077
                                                -----------

-----------------------------------------------------------
PRINCIPAL
-----------------------------------------------------------
             REPURCHASE AGREEMENT (13.0%)
$6,579,000   Fifth Third Bank, 4.12%,
             01/04/99, Collaterlized by
             $6,528,000 FHLMC Pool #G10657,
             7.50%, 02/01/12, market value
             $6,711,600
             (cost $6,579,000)                    6,579,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $47,795,147)                 $50,226,077
                                                ===========

-------------------------------------------------------

* Denotes a non-income producing security.

Cost for federal income tax purposes: $50,713,347

The abbreviations in the above statement stand for the following:

    ADR     American Depository Receipt
    FHLMC   Federal Home Loan Mortgage Corporation
    NV      Naamloze Vennootschap (Dutch corporation)
    ORD     Ordinary Depository Receipt
    PLC     (British) Public Limited Company

Portfolio holding percentages represent market value as a percentage net assets.

See accompanying notes to financial statements.

 48              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------
            COMMON STOCK (94.7%)
            AUSTRALIA (2.2%)
            BANKS/MAJOR REGIONAL (0.4%)
   5,100    National Australia Bank Ltd.     $     76,950
                                             ------------

            COMMERCIAL & CONSUMER SERVICES (0.2%)
   2,027    Brambles Industries Ltd.               49,419
                                             ------------

            COMMUNICATION EQUIPMENT (0.5%)
  13,731    Pioneer International Ltd.             29,055
  15,500    Telstra Corp. Ltd.*                    72,537
                                             ------------
                                                  101,592
                                             ------------

            FINANCIAL DIVERSIFIED (0.5%)
   9,400    Australia & New Zealand Banking
            Group                                  61,575
   4,000    Lend Lease Corp. Ltd.                  53,974
                                             ------------
                                                  115,549
                                              -----------

            INSURANCE/LIFE/HEALTH (0.3%)
   4,480    AMP Ltd.*(a)                           56,811
                                             ------------
            METALS MINING (0.2%)
  16,100    WMC Ltd.                               48,584
                                             ------------

            OIL & GAS/PRODUCTION (0.1%)
   3,500    Broken Hill Proprietary Co.
            Ltd.                                   25,801
                                             ------------
            TOTAL AUSTRALIA                       474,706
                                             ------------

            AUSTRIA (0.3%)
            BANKS/MONEY CENTER (0.3%)
   1,200    Bank Austria AG                        61,054
                                             ------------

            BELGIUM (0.6%)
            OIL/INTERNATIONAL (0.2%)
     100    PetroFina SA                           45,848
                                             ------------
            RETAIL (0.4%)
   1,050    Delhaize (Le Lion) SA                  92,918
                                             ------------
            TOTAL BELGIUM                         138,766
                                             ------------

            CANADA (1.6%)
            BANKS/MONEY CENTER (0.3%)
   1,500    Royal Bank of Canada                   74,761
                                             ------------

            BEVERAGES/ALCOHOLIC (0.2%)
     800    Seagram Co. Ltd.                       30,341
                                             ------------

            COMMUNICATION EQUIPMENT (0.2%)
     600    Northern Telecom Ltd.                  29,924
                                             ------------

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------

            MANUFACTURING DIVERSIFIED (0.2%)
   1,800    Bombardier, Inc. Class B         $     25,783
   2,400    Noranda, Inc.                          23,830
                                             ------------
                                                   49,613
                                              -----------

            METALS MINING (0.1%)
   1,200    Barrick Gold Corp.                     23,283
                                             ------------

            OFFICE EQUIPMENT & SUPPLIES (0.3%)
   1,100    BCE, Inc.                              41,432
   2,600    Moore Corp. Ltd.                       28,355
                                             ------------
                                                   69,787
                                              -----------

            OIL & GAS/PRODUCTION (0.1%)
     600    Canadian Hunter Exploration
            Ltd.                                    3,906
     800    Talisman Energy, Inc.                  14,037
                                             ------------
                                                   17,943
                                              -----------

            PAPER & FOREST PRODUCTS (0.2%)
   1,046    Nexfor, Inc.                            4,122
     700    Potash Corp. of Saskatchewan,
            Inc.                                   44,892
                                             ------------
                                                   49,014
                                             ------------
            TOTAL CANADA                          344,666
                                             ------------

            DENMARK (0.4%)
            FOODS (0.4%)
   1,400    Danisco A/S                            75,892
                                             ------------

            FRANCE (4.9%)
            BANKS/MONEY CENTER (0.4%)
     460    Societe Generale                       74,526
                                             ------------

            BUILDING MATERIALS (0.4%)
     580    Compagnie de Saint Gobain              81,923
                                             ------------

            CHEMICALS (0.1%)
   1,784    Rhodia SA*                             27,146
                                             ------------

            COMMERCIAL & CONSUMER SERVICES (0.7%)
     575    Vivendi                               149,257
                                             ------------

            ELECTRONICS/SEMICONDUCTORS (0.5%)
   1,300    STMicroelectronics*                   102,399
                                             ------------

            FINANCIAL/DIVERSIFIED (0.4%)
   1,100    Paribas                                95,644
                                             ------------

            HEALTH CARE/DRUGS (0.5%)
     840    Rhone-Poulenc SA                       43,248
     430    Sanofi SA                              70,820
                                             ------------
                                                  114,068
                                              -----------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               49

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------
            INSURANCE/MULTI-LINE (0.5%)
     750    Axa                              $    108,754
                                             ------------

            LEISURE TIME PRODUCTS (0.3%)
   1,500    Lagardere SCA                          63,776
                                             ------------

            OIL & GAS/PRODUCTION (0.2%)
     400    Elf Aquitaine SA                       46,258
                                             ------------
            OIL/INTERNATIONAL (0.5%)
   1,000    Total SA                              101,325
                                             ------------

            RETAIL (0.4%)
      70    Carrefour SA                           52,870
     180    Castorama Dubois
            Investissements                        41,085
                                             ------------
                                                   93,955
                                             ------------
            TOTAL FRANCE                        1,059,031
                                             ------------

            GERMANY (5.7%)
            AUTO PARTS & EQUIPMENT (0.6%)
   2,700    Continental AG                         74,572
     600    Volkswagen AG                          47,914
                                             ------------
                                                  122,486
                                             ------------
            BANKS/MONEY CENTER (0.5%)
   1,300    Bayerische Hypo und Vereinsbank       101,861
     452    Deutsche Bank AG                       26,610
                                             ------------
                                                  128,471
                                             ------------
            CHEMICALS (0.6%)
   1,200    BASF AG                                45,824
     600    SGL Carbon AG                          36,025
   1,900    SKW Trostberg AG                       48,484
                                             ------------
                                                  130,333
                                             ------------

            COMPUTERS/SOFTWARE & SERVICES (0.3%)
     135    S.A.P. AG                              58,361
                                             ------------
            CONSTRUCTION (0.1%)
     600    Bilfinger & Berger Bau AG              15,311
                                             ------------

            ELECTRONICS/COMPONENTS (0.5%)
   1,700    Siemens AG                            109,727
                                             ------------
            HEALTH CARE/DRUGS (0.3%)
     500    Schering AG                            62,819
                                             ------------
            INSURANCE/MULTI-LINE (1.2%)
     300    Allianz AG                            110,057
     304    Muenchener Rueckversicherungs-
            Gesellschaft AG                       147,300
                                             ------------
                                                  257,357
                                             ------------

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------

            MANUFACTURING/DIVERSIFIED (0.7%)
   2,400    Veba AG                          $    143,669
                                             ------------

            OIL/INTERNATIONAL (0.6%)
   2,300    RWE AG                                126,013
                                             ------------

            RETAIL (0.3%)
     140    Karstadt AG                            73,131
                                             ------------
            TOTAL GERMANY                       1,227,678
                                             ------------

            HONG KONG (0.4%)
            INVESTMENT MANAGEMENT (0.2%)
   6,000    Hutchison Whampoa Ltd.                 42,404
                                             ------------

            REAL ESTATE INVESTMENT TRUST (0.2%)
   6,000    Sung Hung Kai Properties Ltd.          43,759
                                             ------------
            TOTAL HONG KONG                        86,163
                                             ------------

            IRELAND (1.6%)
            AGRICULTURAL PRODUCTS (0.2%)
   1,800    Bank of Ireland                        40,122
                                             ------------

            BUILDING MATERIALS (0.2%)
   3,000    CRH PLC                                51,886
                                             ------------

            CONTAINERS & PACKAGING (0.4%)
  41,800    Smurfit (Jefferson) Group PLC          75,411
                                             ------------

            FOODS (0.4%)
  18,900    Greencore Group PLC                    87,356
                                             ------------

            INSURANCE/LIFE/HEALTH (0.4%)
   9,500    Irish Life PLC                         89,518
                                             ------------
            TOTAL IRELAND                         344,293
                                             ------------

            ITALY (2.7%)
            BANKS/MONEY CENTER (0.4%)
   5,300    Istituto Bancario San Paolo di
            Torino                                 93,857
                                             ------------

            INSURANCE/MULTI-LINE (0.6%)
   2,100    Assicurazioni Generali                 87,877
   5,400    Mediolanum SPA                         40,118
                                             ------------
                                                  127,995
                                             ------------

            OIL/INTERNATIONAL (0.5%)
  15,300    ENI SPA                               100,213
                                             ------------

            TELECOMMUNICATION (1.2%)
  40,700    Telecom Italia SPA                    256,706
                                             ------------
            TOTAL ITALY                           578,771
                                             ------------

 50              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------
            JAPAN (6.8%)
            AUTO PARTS & EQUIPMENT (0.8%)
   5,000    Honda Motor Co. Ltd.             $    164,455
                                             ------------
            BANKS/MONEY CENTER (0.1%)
  10,000    Sumitomo Trust & Banking Co.
            Ltd.                                   26,597
                                             ------------

            BUILDING MATERIALS (1.0%)
  11,000    Tostem Corp.                          218,446
                                             ------------
            COMMUNICATION EQUIPMENT (0.5%)
   1,500    Sony Corp.                            109,445
                                             ------------

            ENTERTAINMENT (0.9%)
   4,000    Sony Music Entertainment Corp.        184,403
                                             ------------

            EQUIPMENT/SEMICONDUCTORS (0.8%)
  13,000    Fujitsu Ltd.                          173,454
                                             ------------

            HEALTH CARE/DRUGS (0.9%)
   6,000    Yamanouchi Pharmaceutical Co.
            Ltd.                                  193,623
                                             ------------
            RAILROADS (0.5%)
      25    West Japan Railway Co.                110,819
                                             ------------

            RETAIL (0.7%)
   2,000    Ito-Yokado Co. Ltd.                   140,075
                                             ------------

            TELECOMMUNICATION (0.6%)
      33    DDI Corp.                             122,876
                                             ------------
            TOTAL JAPAN                         1,444,193
                                             ------------

            NETHERLANDS (4.0%)
            BANKS/MONEY CENTER (0.4%)
   1,600    ING Groep NV                           97,618
                                             ------------

            ELECTRONICS/COMPONENTS (0.6%)
   2,046    Philips Electronics NV                137,367
                                             ------------
            EMPLOYMENT SERVICES (0.3%)
   2,888    Vedior NV CVA                          56,941
                                             ------------
            FOODS (0.9%)
   1,562    Koninklijke Numico NV                  74,492
   1,300    Unilever NV CVA                       111,179
                                             ------------
                                                  185,671
                                             ------------
            OIL & GAS/PRODUCTION (0.5%)
   2,000    Royal Dutch Petroleum Co.              99,643
                                             ------------
            PUBLISHING (0.2%)
     230    Wolters Kluwer NV                      49,243
                                             ------------

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------

            RETAIL (0.3%)
     910    Laurus NV                        $     22,984
   1,300    Vendex International NV                31,587
                                             ------------
                                                   54,571
                                             ------------

            TELECOMMUNICATION (0.5%)
   2,220    Koninklijke PTT Nederland NV          111,195
                                             ------------

            TRANSPORTATION/SHIPPING (0.3%)
   2,310    TNT Post Group NV*                     74,468
                                             ------------
            TOTAL NETHERLANDS                     866,717
                                             ------------

            NEW ZEALAND (0.8%)
            CONSTRUCTION (0.2%)
  22,600    Fletcher Challenge Building            34,980
                                             ------------

            PAPER & FOREST PRODUCTS (0.1%)
  40,300    Fletcher Challenge Paper Ltd.          27,037
                                             ------------

            TELECOMMUNICATION (0.5%)
  25,140    Telecom Corp. of New Zealand
            Ltd.                                  109,564
                                             ------------
            TOTAL NEW ZEALAND                     171,581
                                             ------------

            NORWAY (0.3%)
            HEALTH CARE (0.3%)
   7,885    Nycomed Amersham PLC                   54,852
                                             ------------

            PORTUGAL (0.3%)
            BANKS/REGIONAL (0.3%)
   3,630    Banco Pinto & Sotto Mayor SA           68,825
                                             ------------

            SPAIN (1.4%)
            BANKS/MONEY CENTER (0.2%)
   3,300    Banco Bilbao Vizcaya SA                51,820
                                             ------------

            ELECTRIC COMPANIES (0.7%)
   3,000    Endesa SA                              79,610
   4,100    Iberdrola SA                           76,825
                                             ------------
                                                  156,435
                                             ------------

            TELECOMMUNICATION (0.5%)
   2,300    Telefonica SA                         102,427
                                             ------------
            TOTAL SPAIN                           310,682
                                             ------------

            SWEDEN (2.2%)
            BANKS/REGIONAL (0.4%)
   2,100    Svenska Handelsbanken Class A          88,607
                                             ------------

            COMMUNICATION EQUIPMENT (0.6%)
   5,200    Telefonaktiebolaget LM Ericsson       123,817
                                             ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               51

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------
            ENGINEERING & CONSTRUCTION (0.2%)
   4,000    ABB AB Class A                   $     42,687
                                             ------------
            HEALTH CARE (0.2%)
   2,000    Gambro AB Class A                      21,714
   1,500    Gambro AB Class B                      16,285
                                             ------------
                                                   37,999
                                             ------------

            PAPER & FOREST PRODUCTS (0.3%)
   3,050    Stora Enso OYJ Class A*                26,338
   5,659    Stora Enso OYJ Class R*                49,568
                                             ------------
                                                   75,906
                                             ------------

            TRUCKS & PARTS (0.5%)
   3,000    Autoliv, Inc. SDR*                    107,705
                                             ------------
            TOTAL FOR SWEDEN                      476,721
                                             ------------
            SWITZERLAND (4.5%)
            BANKS/MONEY CENTER (0.7%)
     495    Union Bank of Switzerland AG          152,086
                                             ------------

            FOODS (0.9%)
      90    Nestle SA                             195,923
                                             ------------
            HEALTH CARE/DRUGS (1.5%)
      73    Novartis AG                           143,502
      15    Roche Holding AG                      183,036
                                             ------------
                                                  326,538
                                             ------------

            INSURANCE/MULTI-LINE (0.7%)
     198    Zurich Allied AG                      146,608
                                             ------------
            TELECOMMUNICATION (0.7%)
     340    Swisscom AG*                          142,337
                                             ------------
            TOTAL SWITZERLAND                     963,492
                                             ------------

            UNITED KINGDOM (11.8%)
            AIRPLANES (0.2%)
   6,000    British Airways PLC                    40,458
                                             ------------
            BANKS/MONEY CENTER (1.8%)
   2,000    Barclays PLC                           43,128
   2,538    HSBC Holdings PLC                      64,189
  16,300    Lloyds TSB Group PLC                  231,889
   3,600    Royal Bank of Scotland Group
            PLC                                    57,504
                                             ------------
                                                  396,710
                                             ------------
            BEVERAGES/ALCOHOLIC (0.4%)
   6,700    Diageo PLC                             76,253
                                             ------------

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------

            BROADCASTING TELEVISION (0.2%)
   4,300    British Sky Broadcasting Group
            PLC                              $     32,661
                                             ------------

            CONSTRUCTION (0.1%)
   2,200    RMC Group PLC                          30,126
                                             ------------

            ELECTRIC COMPANIES (0.5%)
  13,288    National Power PLC                    114,529
                                             ------------

            ELECTRONICS/COMPONENTS (0.3%)
   9,800    Racal Electronic PLC                   56,745
                                             ------------

            FOODS (1.2%)
   4,500    Cadbury Schweppes PLC                  76,747
  11,100    Compass Group PLC                     127,161
   5,100    Unilever PLC                           57,195
                                             ------------
                                                  261,103
                                             ------------

            HEALTH CARE/DRUGS (1.8%)
   4,150    Glaxo Wellcome PLC                    142,799
   9,800    SmithKline-Beecham PLC                136,972
   2,700    Zeneca Group PLC                      117,569
                                             ------------
                                                  397,340
                                             ------------

            INSURANCE/LIFE/HEALTH (0.4%)
   5,100    Prudential Corp. PLC                   77,009
                                             ------------

            INSURANCE/MULTI-LINE (0.5%)
   2,800    Allied Zurich PLC                      41,767
   7,000    Royal & Sun Alliance Insurance
            Group PLC                              57,159
                                             ------------
                                                   98,926
                                             ------------

            MANUFACTURING/DIVERSIFIED (0.5%)
   9,000    Glynwed International PLC              25,008
   2,700    Siebe PLC                              10,647
  11,120    Tomkins PLC                            52,455
   5,666    Vickers Group PLC                      16,875
                                             ------------
                                                  104,985
                                             ------------

            METALS MINING (0.2%)
  26,200    Billiton PLC                           51,986
                                             ------------

            OIL & GAS/PRODUCTION (0.7%)
   3,000    British Petroleum Co. PLC              44,800
  18,260    Shell Transport & Trading Co.         112,188
                                             ------------
                                                  156,988
                                             ------------

            REAL ESTATE INVESTMENT TRUST (0.2%)
   5,000    MEPC PLC                               33,278
                                             ------------

 52              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------
            RETAIL (1.0%)
   9,060    Great Universal Stores (The)
            PLC                              $     95,499
   6,000    Kingfisher PLC                         64,942
   7,300    Sainsbury (J.) PLC                     58,515
                                             ------------
                                                  218,956
                                             ------------

            TELECOMMUNICATION (1.5%)
   7,000    British Telecommunications PLC        105,466
   9,700    Cable & Wireless PLC*                 119,273
   6,430    Vodafone Group PLC                    104,421
                                             ------------
                                                  329,160
                                             ------------

            TOBACCO (0.1%)
   2,000    British American Tobacco PLC           17,587
                                             ------------

            TRUCKS & PARTS (0.2%)
  14,730    Lucas Varity PLC                       49,141
                                             ------------
            TOTAL UNITED KINGDOM                2,543,941
                                             ------------

            UNITED STATES (42.2%)
            AEROSPACE/DEFENSE (1.2%)
   4,400    AlliedSignal, Inc.                    194,975
   2,000    Boeing Co.                             65,250
                                             ------------
                                                  260,225
                                             ------------
            BANKS/MONEY CENTER (1.4%)
   4,931    BankAmerica Corp.                     296,476
                                             ------------

            BANKS/REGIONAL (0.8%)
   4,300    Wells Fargo & Co.                     171,731
                                             ------------
            BEVERAGES/ALCOHOLIC (0.7%)
   4,000    Seagram Co. Ltd.                      152,000
                                             ------------
            BIOTECHNOLOGY (1.4%)
   6,400    Monsanto Co.                          304,000
                                             ------------
            BROADCASTING & TELEVISION (0.2%)
     800    Comcast Corp.                          46,950
                                             ------------

            CHEMICALS (0.3%)
   2,500    Rohm and Haas Co.                      75,313
                                             ------------

            COMMERCIAL & CONSUMER SERVICES (0.6%)
   3,500    Service Corp. International           133,219
                                             ------------

            COMMUNICATION EQUIPMENT (0.6%)
   1,100    Lucent Technologies, Inc.             121,000
                                             ------------

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------
            COMPUTERS/HARDWARE (1.9%)
   1,600    International Business Machines
            Corp.                            $    295,600
   1,200    Sun Microsystems, Inc.                102,750
                                             ------------
                                                  398,350
                                             ------------

            COMPUTERS/SOFTWARE & SERVICES (2.3%)
   1,400    Autodesk, Inc.                         59,762
     700    Cisco Systems, Inc.                    64,969
   2,600    Microsoft Corp.                       360,588
                                             ------------
                                                  485,319
                                             ------------

            CONSUMER FINANCE (0.6%)
   1,600    Fannie Mae                            118,400
                                             ------------

            ELECTRIC COMPANIES (0.5%)
   3,200    Wisconsin Energy Corp.                100,600
                                             ------------

            ELECTRONICS/COMPONENTS (0.6%)
   1,500    Texas Instruments, Inc.               128,344
                                             ------------

            ELECTRONICS/SEMICONDUCTORS (1.5%)
   2,800    Intel Corp.                           331,975
                                             ------------

            ENTERTAINMENT (0.2%)
     800    Time Warner, Inc.                      49,650
                                             ------------

            FINANCIAL/DIVERSIFIED (1.8%)
   4,000    Associates First Capital Corp.        169,500
   4,250    Citigroup, Inc.                       210,375
                                             ------------
                                                  379,875
                                             ------------

            FOODS (0.4%)
   2,600    Ralston-Ralston Purina Group           84,175
                                             ------------

            GAMING & LOTTERY (0.4%)
   5,900    Mirage Resorts, Inc.                   88,131
                                             ------------

            HEALTH CARE (4.6%)
   3,300    Alza Corp.*                           172,425
   2,300    American Home Products Corp.          129,519
   1,200    Bristol-Myers Squibb Co.              160,575
   1,400    Eli Lilly & Co.                       124,425
   1,100    Genzyme Corp.                          54,725
     118    Genzyme Molecular Oncology                384
   4,900    Healthsouth Rehabilitation
            Corp.                                  75,644
     800    Merck & Co., Inc.                     118,150
     600    Pfizer, Inc.                           75,263
   1,100    United Health Care Corp.               47,369
     500    Warner-Lambert Co.                     37,594
                                             ------------
                                                  996,073
                                             ------------

            INSURANCE BROKERS (0.6%)
   2,000    MBIA, Inc.                            131,125
                                             ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               53

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------
            INSURANCE/LIFE/HEALTH (0.6%)
   2,200    UNUM Corp.                       $    128,425
                                             ------------

            INSURANCE/MULTI-LINE (0.3%)
   1,400    Allstate Corp. (The)                   54,075
                                             ------------

            IRON & STEEL (0.3%)
   3,100    Allegheny Teledyne, Inc.               63,356
                                             ------------

            LEISURE TIME PRODUCTS (1.0%)
   1,200    Hasbro, Inc.                           43,350
   7,500    Mattel, Inc.                          171,094
                                             ------------
                                                  214,444
                                             ------------

            MANUFACTURING/DIVERSIFIED (0.8%)
   1,300    Cooper Industries, Inc.                61,994
   1,500    Tyco International Ltd.               113,156
                                             ------------
                                                  175,150
                                             ------------

            NATURAL GAS (0.7%)
   2,500    Enron Corp.                           142,656
                                             ------------

            OIL & GAS (2.3%)
   2,200    Atlantic Richfield Co.                143,550
   2,600    Mobil Corp.                           226,525
   1,800    Royal Dutch Petroleum Co.              86,175
   1,400    Tosco Corp.                            36,225
                                             ------------
                                                  492,475
                                             ------------

            PAPER & FOREST PRODUCTS (0.7%)
   2,500    Temple Inland, Inc.                   148,281
                                             ------------

            PERSONAL CARE (1.9%)
   2,200    Gillette Co.                          106,287
   1,600    Kimberly-Clark Corp.                   87,200
   2,500    Procter & Gamble Co.                  228,281
                                             ------------
                                                  421,768
                                             ------------
            POWER PRODUCERS (0.4%)
   3,400    Northern States Power Co.              94,350
                                             ------------

            PUBLISHING (0.8%)
   2,000    EMC Communications Corp.              170,000
                                             ------------

            RAILROADS (0.5%)
   2,600    Union Pacific Corp.                   117,162
                                             ------------

---------------------------------------------------------
 SHARES     SECURITY                            VALUE
---------------------------------------------------------
            RETAIL (2.9%)
   1,500    Circuit City Stores -- Circuit
            City Group                       $     74,906
   2,100    Federated Department Stores,
            Inc.                                   91,481
   2,300    Kroger Co.                            139,150
   2,400    Safeway, Inc.                         146,250
   2,000    Wal-Mart Stores, Inc.                 162,875
                                             ------------
                                                  614,662
                                             ------------

            SAVINGS & LOANS (0.5%)
   2,750    Washington Mutual, Inc.               105,016
                                             ------------

            TELECOMMUNICATIONS (3.3%)
   2,700    AT&T Corp.                            203,175
   2,700    GTE Corp.                             175,500
   2,900    MCI Worldcom, Inc.                    208,075
   2,500    SBC Communications, Inc.              134,063
                                             ------------
                                                  720,813
                                             ------------

            TOBACCO (1.6%)
   6,400    Philip Morris Co., Inc.               342,400
                                             ------------

            WASTE MANAGEMENT (1.0%)
   4,882    Waste Management, Inc.                227,623
                                             ------------
            TOTAL UNITED STATES                 9,085,587
                                             ------------

            TOTAL COMMON STOCK (cost
            $18,558,078)                       20,377,611
                                             ------------

            PREFERRED STOCK (0.4%)
            AUSTRALIA
            BROADCASTING & TELEVISION
  12,710    News Corp. Ltd. (The) (cost
            $65,790)                               77,411
                                             ------------

            RIGHTS (0.0%)
            SPAIN
            TELECOMMUNICATION
   2,300    Telefonica SA (cost $1,858)             2,045
                                             ------------

---------
PRINCIPAL
---------
            REPURCHASE AGREEMENT (4.6%)
$995,000    Fifth Third Bank, 4.12%,
            01/04/99, Collateralized by
            $988,000 FHLMC Pool #G10657,
            7.50%, 02/01/12, market value
            $1,015,787
            (cost $995,000)                       995,000
                                             ------------

            TOTAL INVESTMENTS
            (cost $19,620,726)               $ 21,452,067
                                             ============

 54              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

--------------------------------------------------------------------------------
FOREIGN CURRENCY CONTRACTS

                                 CONTRACT VALUE   MARKET VALUE    APPRECIATION
CURRENCY PURCHASED:                 (U.S. $)        (U.S. $)     (DEPRECIATION)   DELIVERY DATE
-------------------              --------------   ------------   --------------   -------------
Australian Dollars                $   324,993     $   314,263       $(10,730)       02/22/99
German Marks                          742,884         739,728         (3,156)       02/22/99
Japanese Yen                        1,625,571       1,705,102         79,531        02/22/99
Swiss Francs                          130,437         132,835          2,398        02/22/99
                                  -----------     -----------       --------
TOTAL CURRENCY PURCHASED          $ 2,823,885     $ 2,891,928       $ 68,043
                                  -----------     -----------       --------
CURRENCY SOLD:
-------------------------------
Australian Dollars                $   648,660     $   626,933       $(21,727)       02/22/99
British Pounds                        520,449         517,922         (2,527)       02/22/99
French Francs                          76,595          76,829            234        02/22/99
German Marks                        1,639,183       1,661,008         21,825        02/22/99
Irish Punts                           218,113         223,737          5,624        02/22/99
Italian Lira                           47,324          47,089           (235)       02/22/99
Japanese Yen                          290,000         306,595         16,595        02/22/99
Netherland Guilders                   136,704         136,480           (224)       02/22/99
New Zealand Dollars                   136,821         136,450           (371)       02/22/99
Norwegian Krone                        50,425          49,323         (1,102)       02/22/99
Swedish Kronor                        276,561         272,633         (3,928)       02/22/99
Swiss Francs                          347,454         345,632         (1,822)       02/22/99
                                  -----------     -----------       --------
TOTAL CURRENCY SOLD               $ 4,388,289     $ 4,400,631       $ 12,342
                                  -----------     -----------       --------
NET RECEIVABLE FOR FORWARD CURRENCY
  CONTRACTS PURCHASED AND SOLD                                      $ 55,701
                                                                    ========

--------------------------------------------------------------------------------

 * Denotes a non-income producing security.

(a) Represents a security registered under Rule 144A, which limits the resale to certain qualified buyers.

Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.

Cost for federal income tax purposes: $19,640,120

The abbreviations in the above statement stand for the following:

  AB     Aktiebolag (Swedish stock exchange)
  ADR    American Depository Receipt
  AG     Aktiengesellschaft (Austrian, German, or Swiss stock
         companies)
  A/S    Limited
  ASA    Limited
  CVA    Class A convertible
  FHLMC  Federal Home Loan Mortgage Corporation
  NV     Naamloze Vennootschap (Dutch Corporation)
  OY     Limited
  OYJ    Limited
  PLC    (British or Irish) Public Limited Company
  SA     Societe Anonyme (French or Belgian corporation)
  SA     Sociedad Anonima (Spanish or Portuguese corporation)
  SCA    (French) Societe en Commandite par Action
  SDR    Swedish Depository Receipt
  SPA    Societa per Azioni (Italian corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               55

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                          SELECT ADVISERS MID CAP FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             COMMON STOCK (85.7%)
             ADVERTISING & MARKETING (2.0%)
     1,100   HA-LO Industries, Inc.*            $    41,387
       900   Omnicom Group, Inc.                     52,200
     4,600   R. H. Donnelley Corp.                   66,988
     1,600   Snyder Communications, Inc.*            54,000
                                                -----------
                                                    214,575
                                                -----------
             AEROSPACE/DEFENSE (0.2%)
       400   Orbital Sciences Corp.*                 17,700
                                                -----------
             AUTO PARTS & EQUIPMENT (4.9%)
     1,500   Dura Automotive Systems, Inc.*          51,187
     1,600   Harley-Davidson, Inc.                   75,800
     6,500   Midas, Inc.                            202,312
     5,200   Rental Service Corp.*                   81,575
     4,700   Pep Boys -- Manny, Moe & Jack,
             (The)                                   73,731
     1,700   Tower Automotive, Inc.*                 42,394
                                                -----------
                                                    526,999
                                                -----------
             BANKS/SAVINGS & LOANS (0.1%)
     1,400   PBOC Holdings, Inc.*                    14,350
                                                -----------
             BIOTECHNOLOGY (0.5%)
       500   Amgen, Inc.*                            52,281
                                                -----------
             BROADCASTING & TELEVISION (1.9%)
     2,300   General Instrument Corp.*               78,056
     3,100   Nielsen Media Research, Inc.            55,800
     3,000   United Video Satellite Group,
             Inc.*                                   70,875
                                                -----------
                                                    204,731
                                                -----------
             BUILDING MATERIALS (0.2%)
     2,700   Homebase, Inc.*                         17,212
                                                -----------
             CHEMICALS (1.9%)
     3,000   Lesco, Inc.                             38,625
       800   MacDermid, Inc.                         31,300
     1,000   Minerals Technologies, Inc.             40,937
     2,500   OM Group, Inc.                          91,250
                                                -----------
                                                    202,112
                                                -----------
             COMMERCIAL SERVICES (3.8%)
     1,000   Ciber, Inc.*                            27,937
     1,000   Metamor Worldwide, Inc.*                25,000
     1,800   Outdoor Systems, Inc.*                  54,000
     7,000   Pinkerton's, Inc.*                     149,188
     6,800   Stewart Enterprises, Inc. Class A      151,300
                                                -----------
                                                    407,425
                                                -----------

-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             COMMUNICATION EQUIPMENT (0.7%)
     1,030   Uniphase Corp.*                    $    71,456
                                                -----------
             COMPUTERS/HARDWARE (2.3%)
     3,000   NCR Corp.*                             125,250
     3,900   Storage Technology Corp.*              138,694
                                                -----------
                                                    263,944
                                                -----------
             COMPUTERS/NETWORKING (0.3%)
       500   Ascend Communications, Inc.*            32,875
                                                -----------
             COMPUTERS/PERIPHERAL (0.9%)
     2,200   Network Appliance, Inc.*                99,000
                                                -----------
             COMPUTERS/SOFTWARE (5.4%)
       260   America Online, Inc.*                   41,600
       400   At Home Corp.*                          29,700
       460   BMC Software, Inc.*                     20,499
     4,000   Cambridge Technology Partners,
             Inc.*                                   88,500
       900   Citrix Systems, Inc.*                   87,356
     1,010   Computer Horizons Corp.*                26,891
       700   Fiserv, Inc.*                           36,006
       500   Gemstar International Group Ltd.*       28,625
     1,100   MindSpring Enterprises, Inc.*           67,168
     1,300   New Era of Networks, Inc.*              57,200
     1,500   PSINet, Inc.*                           31,313
     1,200   Veritas Software Corp.*                 71,925
                                                -----------
                                                    586,783
                                                -----------
             CONSTRUCTION (1.5%)
     4,375   Clayton Homes, Inc.                     60,430
     2,500   Jacobs Engineering Group, Inc.*        101,875
                                                -----------
                                                    162,305
                                                -----------
             CONSUMER FINANCE (1.3%)
     3,300   Concord EFS, Inc.*                     139,838
                                                -----------
             DATA PROCESSING (0.8%)
     2,800   Seagate Technolgy, Inc.*                84,700
                                                -----------
             DISTRIBUTORS (3.8%)
     7,000   Arrow Electronics, Inc.*               186,813
     5,500   JLK Direct Distribution, Inc.
             Class A*                                56,031
     3,300   Valassis Communications, Inc.*         170,363
                                                -----------
                                                    413,207
                                                -----------
             ELECTRICAL EQUIPMENT (0.3%)
     1,900   Recoton Corp.*                          34,081
                                                -----------

 56              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                          SELECT ADVISERS MID CAP FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             ELECTRONICS/COMPONENTS (1.1%)
     1,600   Corning, Inc.                      $    72,000
       470   Solectron Corp.*                        43,681
                                                -----------
                                                    115,681
                                                -----------
             ELECTRONICS/INSTRUMENTS (1.1%)
     2,700   Mettler-Toledo International,
             Inc.*                                   75,769
       500   Waters Corp.*                           43,625
                                                -----------
                                                    119,394
                                                -----------
             ELECTRONICS/SEMICONDUCTORS (4.3%)
     1,600   Advanced Micro Devices, Inc. *          46,300
     1,700   Altera Corp.*                          103,488
       500   Jabil Circuit, Inc.*                    37,313
       620   Linear Technology Corp.                 55,529
     1,600   Micron Technology, Inc.*                80,900
     1,200   MIPS Technology, Inc.*                  38,400
       600   Novellus Systems, Inc.*                 29,700
     1,700   Teradyne, Inc.*                         72,038
                                                -----------
                                                    463,668
                                                -----------
             EMPLOYMENT SERVICES (0.2%)
     1,230   Modis Professional Services,
             Inc.*                                   17,835
                                                -----------
             ENTERTAINMENT (0.7%)
     2,400   Premier Parks, Inc.*                    72,600
                                                -----------
             FINANCIAL/DIVERSIFIED (1.6%)
     2,400   Heller Financial, Inc.                  70,500
     2,000   Metris Cos., Inc.                      100,625
                                                -----------
                                                    171,125
                                                -----------
             FOODS (1.3%)
     2,700   Suiza Foods Corp.*                     137,531
                                                -----------
             FOOTWEAR (0.5%)
     3,500   Reebok International Ltd.*              52,063
                                                -----------
             GAMING & LOTTERY (1.0%)
     4,500   International Game Technology          109,406
                                                -----------
             HEALTH CARE (10.3%)
     3,100   Alternative Living Services,
             Inc.*                                  106,175
     2,600   Alza Corp.*                            135,850
     1,300   Cardinal Health, Inc.                   98,638
       300   Express Scripts, Inc. Class A*          20,138
     3,300   HBO & Co.                               94,668
     1,300   Henry Schein, Inc.*                     58,175
     1,000   IMS Health, Inc.                        75,438
       420   Medicis Pharmaceuticals Corp.
             Class A                                 25,043
       670   Quintiles Transnational Corp.*          35,761

-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             HEALTH CARE (CONTINUED)
     2,100   Shire Pharmaceutical Group PLC
             ADR*                               $    42,525
       700   Sunrise Assisted Living, Inc.*          36,313
     2,600   Teva Pharmaceutical Industries
             Ltd.                                   105,788
     7,270   Total Renal Care Holdings, Inc.*       214,919
     1,400   Universal Health Services, Inc.
             Class B*                                72,625
                                                -----------
                                                  1,122,056
                                                -----------
             INSURANCE (4.8%)
     3,150   Conseco, Inc.                           96,272
     5,250   Foremost Corp. of America              110,250
     5,000   Gainsco, Inc.                           30,625
     2,100   LandAmerica Financial Group, Inc.      117,206
     1,700   Mutual Risk Management Ltd.             66,513
     4,000   Terra Nova (Bermuda) Holdings
             Ltd.                                   101,000
                                                -----------
                                                    521,866
                                                -----------
             INVESTMENT MANAGEMENT (0.4%)
       700   Charles Schwab Corp. (The)              39,331
                                                -----------
             MACHINERY/DIVERSIFIED (0.4%)
       750   SPX Corp.*                              50,250
                                                -----------
             MANUFACTURING/DIVERSIFIED (1.6%)
     1,900   Celestica, Inc.                         46,906
     2,900   Dexter Corp.                            91,169
     1,650   National R.V. Holdings, Inc.*           42,487
                                                -----------
                                                    180,562
                                                -----------
             OFFICE EQUIPMENT & SUPPLIES (0.7%)
     2,500   Standard Register Co. (The)             77,344
                                                -----------
             OIL & GAS (1.4%)
       700   BJ Services Co.*                        10,937
     2,900   Diamond Offshore Drilling, Inc.         68,694
     8,000   Ocean Energy, Inc.*                     50,500
     1,800   Plains Resources, Inc.*                 25,313
         1   Schlumberger Ltd.*                           9
                                                -----------
                                                    155,453
                                                -----------
             PAPER & FOREST PRODUCTS (0.3%)
     2,200   Schweitzer-Mauduit International,
             Inc.                                    33,963
                                                -----------
             REAL ESTATE (3.4%)
     2,100   Capital Automotive, REIT                31,237
     7,700   Crown American Realty Trust, REIT       59,675
     2,300   Prime Group Realty Trust, REIT          34,787

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               57

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                          SELECT ADVISERS MID CAP FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             REAL ESTATE (CONTINUED)
     6,700   Prime Retail, Inc., REIT           $    65,744
     3,300   PS Business Parks, Inc., REIT           78,788
     8,150   Ventas, Inc., REIT*                     99,328
                                                -----------
                                                    369,559
                                                -----------
             RESTAURANTS (2.6%)
     4,100   Cheesecake Factory, Inc. (The)*        121,591
     4,300   Foodmaker, Inc.*                        94,869
       700   IHOP Corp.*                             27,956
       700   Starbucks Corp.*                        39,287
                                                -----------
                                                    283,703
                                                -----------
             RETAIL (10.0%)
     1,400   Abercrombie and Fitch Co. Class
             A*                                      99,050
     2,300   AnnTaylor Stores Corp.*                 90,706
     4,900   Consolidated Stores Corp.*              98,919
     4,600   Finish Line, Inc. (The) Class A*        36,800
    18,500   Gymboree Corp.*                        117,937
     3,400   Kellwood Co.                            85,000
     7,200   Michael's Stores, Inc.*                130,275
     1,000   Nordstrom, Inc.                         34,687
       800   Payless Shoesource, Inc.*               37,900
     8,500   PETsMart, Inc.*                         93,500
       870   Staples, Inc.*                          38,008
     2,700   Warnaco Group, Inc. Class A             68,175
     4,700   Zale Corp.*                            151,575
                                                -----------
                                                  1,082,532
                                                -----------
             TELECOMMUNICATIONS (2.7%)
     1,300   COMSAT Corp.                            46,800
     1,500   Global Crossing Ltd.*                   67,687
     1,900   Pacific Gateway Exchange, Inc.*         91,319
     2,000   Qwest Communications
             International, Inc.*                   100,000
                                                -----------
                                                    305,806
                                                -----------
             TRANSPORTATION (1.6%)
     3,500   Amerco Real Estate Co.*                 97,781
     4,800   Interpool, Inc.                         80,400
                                                -----------
                                                    178,181
                                                -----------
             WASTE MANAGEMENT (0.9%)
     4,113   Allied Waste Industries, Inc.*          97,170
                                                -----------
             TOTAL COMMON STOCK
             (cost $8,315,165)                    9,302,653
                                                -----------

-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             PREFERRED STOCK (0.8%)
             REAL ESTATE
       600   Crown American Realty Trust,
             Series A, 11.00%                   $    29,325
     1,200   Price Enterprises, Inc., Series
             A, 8.75%                                16,575
     2,600   Prime Retail, Inc. Series B,
             8.50%                                   43,225
                                                -----------
             TOTAL PREFERRED STOCK
             (cost $104,289)                         89,125
                                                -----------
---------
PRINCIPAL
---------
             CORPORATE BONDS (0.8%)
             AIRLINES (0.3%)
$   30,000   Canadian Airlines, 10.00%,
             05/01/05                                26,100
                                                -----------
             RESTAURANTS (0.5%)
    56,967   Advantica Restaurant Group, Inc.,
             11.25%, 01/15/08                        57,394
                                                -----------
             TOTAL CORPORATE BONDS
             (cost $88,288)                          83,494
                                                -----------
             CONVERTIBLE CORPORATE BONDS (3.1%)
             BUILDING MATERIALS (0.5%)
    65,000   Homebase, Inc., 5.25%, 11/01/04         51,512
                                                -----------
             ELECTRONICS/SEMICONDUCTORS (0.8%)
   105,000   Lam Research Corp., 5.00%,
             09/01/02                                82,425
                                                -----------
             REAL ESTATE (0.6%)
    25,000   Alexander Haagan, Series B,
             7.50%, 01/15/01                         23,250
    50,000   Centertrust Retail Properties,
             7.50%, 01/15/01                         47,375
                                                -----------
                                                     70,625
                                                -----------
             RETAIL (1.2%)
    30,000   Charming Shoppes, Inc., 7.50%,
             07/15/06                                27,788
    80,000   Michael's Stores, Inc., 6.75%,
             01/15/03                                70,800
    25,000   Nine West Group, Inc., 5.50%,
             07/15/03                                19,594
    20,000   Sports Authority, Inc. (The),
             5.25%, 09/15/01                         13,325
                                                -----------
                                                    131,507
                                                -----------
             TOTAL CONVERTIBLE CORPORATE BONDS
             (cost $359,480)                        336,069
                                                -----------

 58              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                          SELECT ADVISERS MID CAP FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             GOVERNMENT OBLIGATIONS (0.9%)
$  100,000   U.S. Treasury Inflation Indexed
             Note, 3.375%, 01/15/07
             (cost $99,587)                     $    99,760
                                                -----------
             REPURCHASE AGREEMENT (9.7%)
 1,053,000   Fifth Third Bank, 4.12%,
             01/04/99, Collaterized by
             $1,047,000 FHLMC Pool #G10657,
             7.50%, 02/01/12,
             market value $1,076,446
             (cost $1,053,000)                    1,053,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $10,008,610)                 $10,964,101
                                                ===========

------------------------------------------------------

* Denotes a non-income producing security.

Cost for federal income tax purposes: $10,036,313

The abbreviations in the above statement stand for the following:

  ADR    American Depository Receipt
  FHLMC  Federal Home Loan Mortgage Corporation
  PLC    (British) Public Limited Company
  REIT   Real Estate Investment Trust

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               59

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                 CAPITAL        GOVERNMENT        MONEY           SMALL
                                              TOTAL RETURN     APPRECIATION        BOND           MARKET         COMPANY
                                                  FUND             FUND            FUND            FUND            FUND
                                             --------------   --------------   ------------   --------------   ------------
ASSETS
  Investments in securities, at value (cost
    $1,493,499,695, $795,813,758,
    $702,753,798, $1,373,590,774, and
    $325,702,892, respectively)              $2,317,281,707   $1,067,171,628   $731,112,340   $1,373,590,774   $392,932,780
  Repurchase agreements (cost $24,321,000,
    $22,476,000, and $15,224,000,
    respectively)                                24,321,000               --     22,476,000               --     15,224,000
                                             --------------   --------------   ------------   --------------   ------------
    Total investments                         2,341,602,707    1,067,171,628    753,588,340    1,373,590,774    408,156,780
  Cash                                                  135           12,207          4,488              852         44,463
  Accrued interest and dividends receivable       2,846,600        1,054,509      8,588,695          490,315        271,024
  Withholding tax reclaim receivable                147,193               --             --               --        114,860
  Receivable for investment securities sold          90,217               --         84,867               --      3,991,379
  Receivable for translation of assets and
    liabilities in foreign currencies                    --               --             --               --          8,192
  Deferred organization expenses                         --               --             --               --          2,495
  Prepaid assets                                     14,267            4,358          3,542            6,877          2,638
                                             --------------   --------------   ------------   --------------   ------------
    Total assets                              2,344,701,119    1,068,242,702    762,269,932    1,374,088,818    412,591,831
                                             --------------   --------------   ------------   --------------   ------------
LIABILITIES
  Payable for fund shares redeemed                       --               --             --          207,745             --
  Payable for investment securities
    purchased                                            --        3,169,592             --               --      5,709,821
  Accrued investment management fees              1,127,466          515,864        325,913          453,996        271,547
  Accrued administration fees                        83,099           42,884         32,591           54,494             --
  Other accrued expenses                             53,127           16,825         14,785           38,513         41,959
                                             --------------   --------------   ------------   --------------   ------------
    Total liabilities                             1,263,692        3,745,165        373,289          754,748      6,023,327
                                             --------------   --------------   ------------   --------------   ------------
NET ASSETS                                   $2,343,437,427   $1,064,497,537   $761,896,643   $1,373,334,070   $406,568,504
                                             ==============   ==============   ============   ==============   ============
REPRESENTED BY:
  Capital                                    $1,518,447,785   $  793,075,520   $733,384,767   $1,373,337,982   $359,196,256
  Net unrealized appreciation on
    investments and translation of assets
    and liabilities in foreign currencies       823,782,012      271,357,870     28,358,542               --     67,238,080
  Undistributed net realized gain (loss)
    from investments and foreign currency
    transactions                                  1,091,598               --             --           (5,690)   (19,865,832)
  Undistributed net investment income               116,032           64,147        153,334            1,778             --
                                             --------------   --------------   ------------   --------------   ------------
NET ASSETS                                   $2,343,437,427   $1,064,497,537   $761,896,643   $1,373,334,070   $406,568,504
                                             ==============   ==============   ============   ==============   ============
Shares outstanding (unlimited number of
  shares authorized)                            127,333,412       40,037,034     65,177,091    1,373,341,257     25,397,979
                                             ==============   ==============   ============   ==============   ============
NET ASSET VALUE, offering and redemption
  price per share                            $        18.40   $        26.59   $      11.69   $         1.00   $      16.01
                                             ==============   ==============   ============   ==============   ============

See accompanying notes to financial statements.

 60              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                     STRATEGIC     STRATEGIC      EQUITY         HIGH
                                                         INCOME       GROWTH         VALUE        INCOME        INCOME
                                                          FUND         FUND          FUND          FUND        BOND FUND
                                                       ----------   -----------   -----------   -----------   -----------
ASSETS
  Investments in securities, at value (cost
    $4,588,437, $8,034,472, $15,591,627, $12,724,783,
    and $34,986,883, respectively)                     $4,648,843   $ 9,999,441   $15,277,179   $13,767,496   $34,315,612
  Repurchase agreements (cost $256,000, $534,000,
    $496,000, $759,000, and $1,909,000, respectively)     256,000       534,000       496,000       759,000     1,909,000
                                                       ----------   -----------   -----------   -----------   -----------
    Total investments                                   4,904,843    10,533,441    15,773,179    14,526,496    36,224,612
  Cash                                                      1,447           168           972           322           471
  Accrued interest and dividends receivable                87,341         3,604        14,268        24,361       549,477
  Receivable for investment securities sold                    --       473,601            --        38,857            --
  Receivable for translation of assets and
    liabilities in foreign currencies                          --            --            15            --            --
  Receivable from advisor (see note 2)                      9,417            --            --            --            --
  Deferred organization expenses                            2,004         2,911         2,912         2,952         2,717
                                                       ----------   -----------   -----------   -----------   -----------
    Total assets                                        5,005,052    11,013,725    15,791,346    14,592,988    36,777,277
                                                       ----------   -----------   -----------   -----------   -----------
LIABILITIES
  Payable for investment securities purchased              33,539       659,755       489,639       375,987       100,000
  Accrued investment management fees                        1,014         2,539        15,908        15,683        39,410
  Other accrued expenses                                    6,105         9,086         6,451         6,848         7,673
                                                       ----------   -----------   -----------   -----------   -----------
    Total liabilities                                      40,658       671,380       511,998       398,518       147,083
                                                       ----------   -----------   -----------   -----------   -----------
NET ASSETS                                             $4,964,394   $10,342,345   $15,279,348   $14,194,470   $36,630,194
                                                       ==========   ===========   ===========   ===========   ===========
REPRESENTED BY:
  Capital                                              $4,895,297   $ 9,281,371   $15,373,849   $13,138,673   $37,264,073
  Net unrealized appreciation (depreciation) on
    investments and translation of assets and
    liabilities in foreign currencies                      60,406     1,964,969      (314,433)    1,042,713      (671,271)
  Undistributed net realized gain (loss) from
    investments and foreign currency transactions           8,634      (903,995)      219,440        11,269        24,130
  Undistributed net investment income                          57            --           492         1,815        13,262
                                                       ----------   -----------   -----------   -----------   -----------
NET ASSETS                                             $4,964,394   $10,342,345   $15,279,348   $14,194,470   $36,630,194
                                                       ==========   ===========   ===========   ===========   ===========
Shares outstanding (unlimited number of shares
  authorized)                                             484,238       883,868     1,509,813     1,237,098     3,647,768
                                                       ==========   ===========   ===========   ===========   ===========
NET ASSET VALUE, offering and redemption price per
  share                                                $    10.25   $     11.70   $     10.12   $     11.47   $     10.04
                                                       ==========   ===========   ===========   ===========   ===========

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               61

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                      MULTI       SMALL CAP      GLOBAL      SELECT ADVISERS
                                                      BALANCED       SECTOR         VALUE        EQUITY          MID CAP
                                                        FUND        BOND FUND       FUND          FUND            FUND
                                                     -----------   -----------   -----------   -----------   ---------------
ASSETS
  Investments in securities, at value (cost
    $35,924,391, $36,832,542, $41,216,147,
    $18,625,726, and $8,955,610, respectively)       $36,382,149   $36,393,011   $43,647,077   $20,457,067     $ 9,911,101
  Repurchase agreements (cost $6,023,000,
    $3,532,000, $6,579,000, $995,000, and
    $1,053,000, respectively)                          6,023,000     3,532,000     6,579,000       995,000       1,053,000
                                                     -----------   -----------   -----------   -----------     -----------
    Total investments                                 42,405,149    39,925,011    50,226,077    21,452,067      10,964,101
  Cash                                                       882         1,351           508            --             726
  Foreign currency at value (cost $52,162)                    --            --            --        52,167              --
  Accrued interest and dividends receivable              254,585       696,507         8,707        21,098          17,905
  Withholding tax reclaim receivable                          --            --            --        10,133              --
  Receivable for investment securities sold                   --     1,254,417       636,124        25,821         178,828
  Receivable for foreign currency contracts                   --            --            --        55,701              --
  Receivable for translation of assets and
    liabilities in foreign currencies                         --         1,976            --           930              --
  Deferred organization expenses                           3,084         2,716         2,716         2,911           2,716
                                                     -----------   -----------   -----------   -----------     -----------
    Total assets                                      42,663,700    41,881,978    50,874,132    21,620,828      11,164,276
                                                     -----------   -----------   -----------   -----------     -----------
LIABILITIES
  Bank loan                                                   --            --            --            72              --
  Foreign currency at value (cost $2,838)                     --         2,848            --            --              --
  Payable for investment securities purchased          1,722,975     4,854,052       374,961        64,140         296,938
  Payable for foreign currency contracts                      --         9,894            --            --              --
  Accrued investment management fees                      42,295        41,881        46,785        15,196           9,864
  Accrued administration fees                              5,432            --            --            --              --
  Other accrued expenses                                   7,970         8,424        13,064        14,431           8,284
                                                     -----------   -----------   -----------   -----------     -----------
    Total liabilities                                  1,778,672     4,917,099       434,810        93,839         315,086
                                                     -----------   -----------   -----------   -----------     -----------
NET ASSETS                                           $40,885,028   $36,964,879   $50,439,322   $21,526,989     $10,849,190
                                                     ===========   ===========   ===========   ===========     ===========
REPRESENTED BY:
  Capital                                            $40,483,856   $37,721,244   $48,414,518   $19,640,117     $10,159,951
  Net unrealized appreciation (depreciation) on
    investments and translation of assets and
    liabilities in foreign currencies                    457,758      (447,459)    2,430,930     1,887,977         955,491
  Undistributed net realized gain (loss) from
    investments and foreign currency transactions        (63,397)     (300,334)     (406,126)       50,509        (266,252)
  Undistributed (distributions in excess of) net
    investment income                                      6,811        (8,572)           --       (51,614)             --
                                                     -----------   -----------   -----------   -----------     -----------
NET ASSETS                                           $40,885,028   $36,964,879   $50,439,322   $21,526,989     $10,849,190
                                                     ===========   ===========   ===========   ===========     ===========
Shares outstanding (unlimited number of shares
  authorized)                                          3,866,164     3,762,724     5,316,680     1,831,349         993,698
                                                     ===========   ===========   ===========   ===========     ===========
NET ASSET VALUE, offering and redemption price per
  share                                              $     10.58   $      9.82   $      9.49   $     11.75     $     10.92
                                                     ===========   ===========   ===========   ===========     ===========

See accompanying notes to financial statements.

 62              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                  CAPITAL      GOVERNMENT       MONEY         SMALL
                                 TOTAL RETURN   APPRECIATION      BOND         MARKET        COMPANY
                                     FUND           FUND          FUND          FUND           FUND
                                 ------------   ------------   -----------   -----------   ------------
INVESTMENT INCOME:
INCOME:
  Interest                       $  3,646,342   $  2,057,812   $37,118,488   $71,549,620   $  1,775,256
  Dividends                        32,505,042      8,960,748            --            --      2,937,771
  Less foreign tax withheld           (90,023)            --            --            --       (103,689)
                                 ------------   ------------   -----------   -----------   ------------
     Total income                  36,061,361     11,018,560    37,118,488    71,549,620      4,609,338
                                 ------------   ------------   -----------   -----------   ------------
EXPENSES:
  Investment management fees       12,401,821      4,402,924     3,015,171     5,043,088      3,598,194
  Custodian fees                       50,893         48,575        29,000        70,000        135,000
  Transfer and dividend
     disbursing agent fees            211,960         73,387        60,303       127,517         35,991
  Administration fees                 947,840        366,788       301,517       608,781             --
  Professional services                30,412          5,455         8,290        21,097         16,500
  Trustees' fees and expenses          23,949          6,897         5,569        11,733          3,903
  Other                                43,304         11,169        16,400        32,293         68,130
                                 ------------   ------------   -----------   -----------   ------------
     Total expenses                13,710,179      4,915,195     3,436,250     5,914,509      3,857,718
                                 ------------   ------------   -----------   -----------   ------------
NET INVESTMENT INCOME            $ 22,351,182   $  6,103,365   $33,682,238   $65,635,111   $    751,620
                                 ============   ============   ===========   ===========   ============
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY:
  Net realized gain (loss) on
     investments and foreign
     currency transactions       $ 92,340,059   $ 29,468,870   $ 4,634,742   $       852   $(19,423,353)
  Reimbursement from investment
     advisers for loss on sale
     of security                           --             --            --            --        100,456
  Net change in unrealized
     appreciation on
     investments and
     translation of assets and
     liabilities in foreign
     currencies                   229,135,943    151,259,411    10,665,319            --     25,976,273
                                 ------------   ------------   -----------   -----------   ------------
  Net realized and unrealized
     gain on investments and
     translation of assets and
     liabilities in foreign
     currencies                   321,476,002    180,728,281    15,300,061           852      6,653,376
                                 ------------   ------------   -----------   -----------   ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS      $343,827,184   $186,831,646   $48,982,299   $65,635,963   $  7,404,996
                                 ============   ============   ===========   ===========   ============

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               63

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                                               HIGH
                                                      STRATEGIC    STRATEGIC     EQUITY       INCOME
                                            INCOME      GROWTH       VALUE       INCOME        BOND
                                            FUND*        FUND        FUND         FUND         FUND
                                           --------   ----------   ---------   ----------   ----------
INVESTMENT INCOME:
INCOME:
  Interest (net amortization)              $168,497   $   40,229   $  17,616   $  (28,794)  $1,715,056
  Dividends                                      --       14,100     143,616      191,469       39,295
  Less foreign tax withheld                      --           --      (3,184)         (81)          --
                                           --------   ----------   ---------   ----------   ----------
     Total income                           168,497       54,329     158,048      162,594    1,754,351
                                           --------   ----------   ---------   ----------   ----------
EXPENSES:
  Investment management fees                 13,954       50,897      76,658       63,006      158,960
  Custodian fees                              2,500       19,718      10,363        9,763        6,906
  Transfer and dividend disbursing agent
     fees                                       310          566         852          788        1,987
  Administration fees                         2,171        3,959       5,962        5,513       13,909
  Professional services                       8,015        7,922       7,933        7,929        7,875
  Trustees' fees and expenses                    84           21         202          179          440
  Other                                       4,337        4,683       2,523        4,117       31,508
                                           --------   ----------   ---------   ----------   ----------
     Total expenses before waivers and
       reimbursements                        31,371       87,766     104,493       91,295      221,585
     Less waivers and reimbursements         (8,115)     (31,214)    (19,318)     (16,475)     (32,820)
                                           --------   ----------   ---------   ----------   ----------
     Net expenses                            23,256       56,552      85,175       74,820      188,765
                                           --------   ----------   ---------   ----------   ----------
NET INVESTMENT INCOME (LOSS)               $145,241   $   (2,223)  $  72,873   $   87,774   $1,565,586
                                           ========   ==========   =========   ==========   ==========
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) on investments
     and foreign currency transactions     $ 25,268   $ (877,555)  $ 237,609   $  176,392   $   25,659
  Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and
     liabilities in foreign currencies       60,406    1,909,298    (351,850)   1,005,780     (733,560)
                                           --------   ----------   ---------   ----------   ----------
  Net realized and unrealized gain (loss)
     on investments and translation of
     assets and liabilities in foreign
     currencies                              85,674    1,031,743    (114,241)   1,182,172     (707,901)
                                           --------   ----------   ---------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $230,915   $1,029,520   $ (41,368)  $1,269,946   $  857,685
                                           ========   ==========   =========   ==========   ==========

------------------------------------------------------
* For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

 64              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                                               SELECT
                                                         MULTI      SMALL CAP      GLOBAL     ADVISERS
                                           BALANCED      SECTOR       VALUE        EQUITY      MID CAP
                                             FUND      BOND FUND       FUND         FUND        FUND
                                          ----------   ----------   ----------   ----------   ---------
INVESTMENT INCOME:
INCOME:
  Interest                                $  656,002   $1,410,630   $   75,192   $   58,376   $ 106,238
  Dividends                                  247,964           --       98,256      199,950      35,296
  Less foreign tax withheld                   (1,500)          --           --       (9,811)        (59)
                                          ----------   ----------   ----------   ----------   ---------
     Total income                            902,466    1,410,630      173,448      248,515     141,475
                                          ----------   ----------   ----------   ----------   ---------
EXPENSES:
  Investment management fees                 143,298      144,606      186,390      133,728      74,540
  Custodian fees                              12,500       12,100       56,457       34,458      13,500
  Transfer and dividend disbursing agent
     fees                                      1,911        1,928        2,071        1,337         710
  Administration fees                         13,374       13,497       14,497        9,361       4,969
  Professional services                        8,155        8,150        7,956        7,850       7,930
  Trustees' fees and expenses                    374          405          311          340         183
  Other                                        4,507        4,470        7,399        8,637       7,670
                                          ----------   ----------   ----------   ----------   ---------
     Total expenses before waivers and
       reimbursements                        184,119      185,156      275,081      195,711     109,502
     Less waivers and reimbursements         (12,162)     (11,628)     (57,626)     (35,240)    (24,305)
                                          ----------   ----------   ----------   ----------   ---------
     Net expenses                            171,957      173,528      217,455      160,471      85,197
                                          ----------   ----------   ----------   ----------   ---------
NET INVESTMENT INCOME (LOSS)              $  730,509   $1,237,102   $  (44,007)  $   88,044   $  56,278
                                          ==========   ==========   ==========   ==========   =========
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) on
     investments and foreign currency
     transactions                         $   58,258   $ (300,733)  $ (362,284)  $  295,124   $(248,702)
  Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and
     liabilities in foreign currencies       442,998     (450,479)   2,447,176    1,832,913     950,022
                                          ----------   ----------   ----------   ----------   ---------
  Net realized and unrealized gain
     (loss) on investments and
     translation of assets and
     liabilities in foreign currencies       501,256     (751,212)   2,084,892    2,128,037     701,320
                                          ----------   ----------   ----------   ----------   ---------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS               $1,231,765   $  485,890   $2,040,885   $2,216,081   $ 757,598
                                          ==========   ==========   ==========   ==========   =========

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               65

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                             TOTAL RETURN FUND            CAPITAL APPRECIATION FUND
                                                      -------------------------------   -----------------------------
                                                        YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                           1998             1997             1998            1997
                                                      --------------   --------------   --------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  Net investment income                               $   22,351,182   $   23,528,598   $    6,103,365   $  3,708,926
  Net realized gain on investments                        92,340,059       58,462,153       29,468,870     10,249,612
  Net change in unrealized appreciation on
    investments                                          229,135,943      295,225,644      151,259,411     80,600,045
                                                      --------------   --------------   --------------   ------------
    Net increase in net assets resulting from
      operations                                         343,827,184      377,216,395      186,831,646     94,558,583
                                                      --------------   --------------   --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                  (22,235,150)     (23,381,008)      (6,096,443)    (3,724,540)
  In excess of net investment income                              --               --               --         (4,115)
  Net realized gain on investments                       (91,248,461)     (58,462,153)     (29,468,823)   (10,188,319)
  In excess of net realized gain on investments                   --         (199,606)              --             --
  Tax return of capital                                           --         (149,627)              --             --
                                                      --------------   --------------   --------------   ------------
    Decrease in net assets from distributions to
      shareholders                                      (113,483,611)     (82,192,394)     (35,565,266)   (13,916,974)
                                                      --------------   --------------   --------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                       443,044,539      372,397,897      613,765,090    269,193,879
  Net asset value of shares issued to shareholders
    from reinvestment of dividends and capital gains     113,483,611       82,192,394       35,565,266     13,916,973
  Cost of shares redeemed                               (292,674,987)     (80,249,386)    (217,836,841)   (93,488,642)
                                                      --------------   --------------   --------------   ------------
    Net increase in net assets from capital share
      transactions                                       263,853,163      374,340,905      431,493,515    189,622,210
                                                      --------------   --------------   --------------   ------------
NET INCREASE IN NET ASSETS                               494,196,736      669,364,906      582,759,895    270,263,819
NET ASSETS -- BEGINNING OF PERIOD                      1,849,240,691    1,179,875,785      481,737,642    211,473,823
                                                      --------------   --------------   --------------   ------------
NET ASSETS -- END OF PERIOD                           $2,343,437,427   $1,849,240,691   $1,064,497,537   $481,737,642
                                                      ==============   ==============   ==============   ============
Accumulated undistributed net realized gain on
  investments included in net assets at end of
  period                                              $    1,091,598   $           --   $           --   $     61,293
                                                      ==============   ==============   ==============   ============
Accumulated undistributed (distributions in excess
  of) net investment income included in net assets
  at end of period                                    $      116,032   $           --   $       64,147   $     (4,115)
                                                      ==============   ==============   ==============   ============
SHARE ACTIVITY:
  Shares sold                                             24,651,367       24,297,890       25,289,094     13,779,798
  Shares issued to shareholders from reinvestment of
    dividends and capital gains                            6,174,939        5,101,431        1,359,703        669,538
  Shares redeemed                                        (16,409,758)      (5,376,527)      (9,324,309)    (4,723,342)
                                                      --------------   --------------   --------------   ------------
Net increase in number of shares                          14,416,548       24,022,794       17,324,488      9,725,994
                                                      ==============   ==============   ==============   ============

See accompanying notes to financial statements.

 66              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                          GOVERNMENT BOND FUND              MONEY MARKET FUND
                                                      ----------------------------   --------------------------------
                                                       YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                      DECEMBER 31,   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                          1998           1997             1998             1997
                                                      ------------   -------------   --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                               $ 33,682,238   $  27,623,562   $   65,635,111   $    53,155,098
  Net realized gain on investments                       4,634,742       3,376,883              852                62
  Net change in unrealized appreciation on
    investments                                         10,665,319       9,408,533               --                --
                                                      ------------   -------------   --------------   ---------------
    Net increase in net assets resulting from
      operations                                        48,982,299      40,408,978       65,635,963        53,155,160
                                                      ------------   -------------   --------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                (33,604,343)    (27,597,530)     (65,635,111)      (53,153,320)
  Net realized gain on investments                      (3,644,328)             --               --                --
                                                      ------------   -------------   --------------   ---------------
    Decrease in net assets from distributions to
      shareholders                                     (37,248,671)    (27,597,530)     (65,635,111)      (53,153,320)
                                                      ------------   -------------   --------------   ---------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                     548,204,907     107,338,995    4,243,038,350     2,695,705,104
  Net asset value of shares issued to shareholders
    from reinvestment of dividends and capital gains    37,248,671      27,597,530       65,635,111        53,153,320
  Cost of shares redeemed                             (310,682,957)   (131,602,429)  (3,928,937,007)   (2,738,792,178)
                                                      ------------   -------------   --------------   ---------------
    Net increase in net assets from capital share
      transactions                                     274,770,621       3,334,096      379,736,454        10,066,246
                                                      ------------   -------------   --------------   ---------------
NET INCREASE IN NET ASSETS                             286,504,249      16,145,544      379,737,306        10,068,086
NET ASSETS -- BEGINNING OF PERIOD                      475,392,394     459,246,850      993,596,764       983,528,678
                                                      ------------   -------------   --------------   ---------------
NET ASSETS -- END OF PERIOD                           $761,896,643   $ 475,392,394   $1,373,334,070   $   993,596,764
                                                      ============   =============   ==============   ===============
  Accumulated undistributed net realized loss on
    investments included in net assets at end of
    period                                            $         --   $    (957,707)  $       (5,690)  $        (6,542)
                                                      ============   =============   ==============   ===============
  Accumulated undistributed net investment income
    included in net assets at end of period           $    153,334   $      42,732   $        1,778   $         1,778
                                                      ============   =============   ==============   ===============
SHARE ACTIVITY:
  Shares sold                                           46,658,183       9,504,326    4,243,038,351     2,695,705,104
  Shares issued to shareholders from reinvestment of
    dividends and capital gains                          3,206,752       2,487,784       65,635,111        53,153,320
  Shares redeemed                                      (26,473,673)    (11,787,299)  (3,928,937,007)   (2,738,792,178)
                                                      ------------   -------------   --------------   ---------------
Net increase in number of shares                        23,391,262         204,811      379,736,455        10,066,246
                                                      ============   =============   ==============   ===============

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               67

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                                 INCOME FUND
                                                                                             --------------------
                                                                                                    PERIOD
                                                                   SMALL COMPANY FUND          JANUARY 20, 1998
                                                              ----------------------------      (COMMENCEMENT
                                                               YEAR ENDED     YEAR ENDED        OF OPERATIONS)
                                                              DECEMBER 31,   DECEMBER 31,    THROUGH DECEMBER 31,
                                                                  1998           1997                1998
                                                              ------------   -------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $    751,620   $     122,822      $     145,241
  Net realized gain (loss) on investments and foreign
    currency transactions                                      (19,423,353)     11,078,374             25,268
  Reimbursement from investment advisers for loss on sale of
    security                                                       100,456              --                 --
  Net change in unrealized appreciation on investments and
    translation of assets and liabilities in foreign
    currencies                                                  25,976,273      26,937,936             60,406
                                                              ------------   -------------      -------------
    Net increase in net assets resulting from operations         7,404,996      38,139,132            230,915
                                                              ------------   -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                 --              --           (145,184)
  Net realized gain on investments and foreign currency
    transactions                                                        --      (9,343,554)           (16,634)
                                                              ------------   -------------      -------------
    Decrease in net assets from distributions to
      shareholders                                                      --      (9,343,554)          (161,818)
                                                              ------------   -------------      -------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                             355,580,178     290,826,034          5,688,494
  Net asset value of shares issued to shareholders from
    reinvestment of dividends and capital gains                         --       9,343,554            161,818
  Cost of shares redeemed                                     (300,224,471)   (165,997,074)          (955,015)
                                                              ------------   -------------      -------------
    Net increase in net assets from capital share
      transactions                                              55,355,707     134,172,514          4,895,297
                                                              ------------   -------------      -------------
NET INCREASE IN NET ASSETS                                      62,760,703     162,968,092          4,964,394
NET ASSETS -- BEGINNING OF PERIOD                              343,807,801     180,839,709                 --
                                                              ------------   -------------      -------------
NET ASSETS -- END OF PERIOD                                   $406,568,504   $ 343,807,801      $   4,964,394
                                                              ============   =============      =============
Accumulated undistributed net realized gain (loss) on
  investments included in net assets at end of period         $(19,865,832)  $     877,987      $       8,634
                                                              ============   =============      =============
Accumulated undistributed net investment income included in
  net assets at end of period                                 $         --   $          --      $          57
                                                              ============   =============      =============
SHARE ACTIVITY:
  Shares sold                                                   22,829,269      18,684,391            561,833
  Shares issued to shareholders from reinvestment of
    dividends and capital gains                                         --         595,890             15,878
  Shares redeemed                                              (19,118,277)    (10,611,106)           (93,473)
                                                              ------------   -------------      -------------
Net increase in number of shares                                 3,710,992       8,669,175            484,238
                                                              ============   =============      =============

See accompanying notes to financial statements.

 68              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                            STRATEGIC GROWTH FUND                 STRATEGIC VALUE FUND
                                     -----------------------------------   -----------------------------------
                                                        PERIOD FROM                           PERIOD FROM
                                                      OCTOBER 31, 1997                      OCTOBER 31, 1997
                                                       (COMMENCEMENT                         (COMMENCEMENT
                                      YEAR ENDED       OF OPERATIONS)       YEAR ENDED       OF OPERATIONS)
                                     DECEMBER 31,   THROUGH DECEMBER 31,   DECEMBER 31,   THROUGH DECEMBER 31,
                                         1998               1997               1998               1997
                                     ------------   --------------------   ------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)       $    (2,223)        $    1,251        $    72,873         $    1,828
  Net realized gain (loss) on
    investments and foreign
    currency transactions               (877,555)           (26,440)           237,609            (18,352)
  Net change in unrealized
    appreciation (depreciation) on
    investments and translation of
    assets and liabilities in
    foreign currencies                 1,909,298             55,671           (351,850)            37,417
                                     -----------         ----------        -----------         ----------
    Net increase (decrease) in net
       assets resulting from
       operations                      1,029,520             30,482            (41,368)            20,893
                                     -----------         ----------        -----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  NET INVESTMENT INCOME                       --             (1,251)           (72,214)            (1,812)
                                     -----------         ----------        -----------         ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares     8,596,092          1,316,261         15,365,312          1,447,966
  Net asset value of shares issued
    to shareholders from
    reinvestment of dividends                 --              1,251             72,214              1,812
  Cost of shares redeemed               (630,009)                (1)        (1,513,455)                --
                                     -----------         ----------        -----------         ----------
    Net increase in net assets from
       capital share transactions      7,966,083          1,317,511         13,924,071          1,449,778
                                     -----------         ----------        -----------         ----------
NET INCREASE IN NET ASSETS             8,995,603          1,346,742         13,810,489          1,468,859
NET ASSETS -- BEGINNING OF PERIOD      1,346,742                 --          1,468,859                 --
                                     -----------         ----------        -----------         ----------
NET ASSETS -- END OF PERIOD          $10,342,345         $1,346,742        $15,279,348         $1,468,859
                                     ===========         ==========        ===========         ==========
Accumulated undistributed net
  realized gain (loss) on
  investments included in net
  assets at end of period            $  (903,995)        $  (26,440)       $   219,440         $  (18,352)
                                     ===========         ==========        ===========         ==========
Accumulated undistributed net
  investment income included in net
  assets at end of period            $        --         $       --        $       492         $       16
                                     ===========         ==========        ===========         ==========
SHARE ACTIVITY:
  Shares sold                            811,692            131,802          1,515,885            144,532
  Shares issued to shareholders
    from reinvestment of dividends            --                124              7,636                181
  Shares redeemed                        (59,749)                (1)          (158,421)                --
                                     -----------         ----------        -----------         ----------
Net increase in number of shares         751,943            131,925          1,365,100            144,713
                                     ===========         ==========        ===========         ==========

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               69

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                              EQUITY INCOME FUND                   HIGH INCOME BOND FUND
                                      -----------------------------------   -----------------------------------
                                                         PERIOD FROM                           PERIOD FROM
                                                       OCTOBER 31, 1997                      OCTOBER 31, 1997
                                                        (COMMENCEMENT                         (COMMENCEMENT
                                       YEAR ENDED       OF OPERATIONS)       YEAR ENDED       OF OPERATIONS)
                                      DECEMBER 31,   THROUGH DECEMBER 31,   DECEMBER 31,   THROUGH DECEMBER 31,
                                          1998               1997               1998               1997
                                      ------------   --------------------   ------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income               $    87,774         $    2,828        $ 1,565,586         $   64,197
  Net realized gain (loss) on
    investments                           176,392            (12,649)            25,659             (1,529)
  Net change in unrealized
    appreciation (depreciation) on
    investments                         1,005,780             36,933           (733,560)            62,289
                                      -----------         ----------        -----------         ----------
    Net increase in net assets
       resulting from operations        1,269,946             27,112            857,685            124,957
                                      -----------         ----------        -----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                   (86,098)            (2,689)        (1,552,904)           (63,617)
  Net realized gain on investments       (152,474)                --                 --                 --
                                      -----------         ----------        -----------         ----------
  Decrease in net assets from
    distributions to shareholders        (238,572)            (2,689)        (1,552,904)           (63,617)
                                      -----------         ----------        -----------         ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares     11,702,943          1,582,657         31,623,680          5,904,754
  Net asset value of shares issued
    to shareholders from
    reinvestment of dividends and
    capital gains                         238,572              2,689          1,552,904             63,617
  Cost of shares redeemed                (388,186)                (2)        (1,880,219)              (663)
                                      -----------         ----------        -----------         ----------
    Net increase in net assets from
       capital share transactions      11,553,329          1,585,344         31,296,365          5,967,708
                                      -----------         ----------        -----------         ----------
NET INCREASE IN NET ASSETS             12,584,703          1,609,767         30,601,146          6,029,048
NET ASSETS -- BEGINNING OF PERIOD       1,609,767                 --          6,029,048                 --
                                      -----------         ----------        -----------         ----------
NET ASSETS -- END OF PERIOD           $14,194,470         $1,609,767        $36,630,194         $6,029,048
                                      ===========         ==========        ===========         ==========
Accumulated undistributed net
  realized gain (loss) on
  investments included in net assets
  at end of period                    $    11,269         $  (12,649)       $    24,130         $   (1,529)
                                      ===========         ==========        ===========         ==========
Accumulated undistributed net
  investment income included in net
  assets at end of period             $     1,815         $      139        $    13,262         $      580
                                      ===========         ==========        ===========         ==========
SHARE ACTIVITY:
  Shares sold                           1,095,133            158,243          3,084,813            589,241
  Shares issued to shareholders from
    reinvestment of dividends and
    capital gains                          21,107                266            154,117              6,286
  Shares redeemed                         (37,651)                --           (186,624)               (65)
                                      -----------         ----------        -----------         ----------
Net increase in number of shares        1,078,589            158,509          3,052,306            595,462
                                      ===========         ==========        ===========         ==========

See accompanying notes to financial statements.

 70              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                        BALANCED FUND                    MULTI SECTOR BOND FUND
                                             -----------------------------------   -----------------------------------
                                                                PERIOD FROM                           PERIOD FROM
                                                              OCTOBER 31, 1997                      OCTOBER 31, 1997
                                                               (COMMENCEMENT                         (COMMENCEMENT
                                              YEAR ENDED       OF OPERATIONS)       YEAR ENDED       OF OPERATIONS)
                                             DECEMBER 31,   THROUGH DECEMBER 31,   DECEMBER 31,   THROUGH DECEMBER 31,
                                                 1998               1997               1998               1997
                                             ------------   --------------------   ------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                      $   730,509         $    8,725        $ 1,237,102         $   10,976
  Net realized gain (loss) on investments
    and foreign currency transactions             58,258                125           (300,733)               548
  Net change in unrealized appreciation
    (depreciation) on investments and
    translation of assets and liabilities
    in foreign currencies                        442,998             14,760           (450,479)             3,020
                                             -----------         ----------        -----------         ----------
    Net increase in net assets resulting
      from operations                          1,231,765             23,610            485,890             14,544
                                             -----------         ----------        -----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                         (723,997)            (8,551)        (1,212,959)           (10,620)
  Net realized gain on investments and
    foreign currency transactions               (121,655)                --            (33,220)                --
  Tax return of capital                               --                 --            (15,516)                --
                                             -----------         ----------        -----------         ----------
  Decrease in net assets from distributions
    to shareholders                             (845,652)            (8,551)        (1,261,695)           (10,620)
                                             -----------         ----------        -----------         ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares            38,262,809          1,862,542         35,590,690          2,017,099
  Net asset value of shares issued to
    shareholders from reinvestment of
    dividends and capital gains                  845,652              8,551          1,261,695             10,620
  Cost of shares redeemed                       (495,698)                --         (1,143,341)                (3)
                                             -----------         ----------        -----------         ----------
    Net increase in net assets from capital
      share transactions                      38,612,763          1,871,093         35,709,044          2,027,716
                                             -----------         ----------        -----------         ----------
NET INCREASE IN NET ASSETS                    38,998,876          1,886,152         34,933,239          2,031,640
NET ASSETS -- BEGINNING OF PERIOD              1,886,152                 --          2,031,640                 --
                                             -----------         ----------        -----------         ----------
NET ASSETS -- END OF PERIOD                  $40,885,028         $1,886,152        $36,964,879         $2,031,640
                                             ===========         ==========        ===========         ==========
Accumulated undistributed net realized gain
  (loss) on investments included in net
  assets at end of period                    $   (63,397)        $      125        $  (300,334)        $      548
                                             ===========         ==========        ===========         ==========
Accumulated undistributed net investment
  income included in net assets at end of
  period                                     $     6,811         $      174        $    (8,572)        $      356
                                             ===========         ==========        ===========         ==========
SHARE ACTIVITY:
  Shares sold                                  3,646,083            185,899          3,547,701            201,188
  Shares issued to shareholders from
    reinvestment of dividends and capital
    gains                                         80,818                848            128,345              1,059
  Shares redeemed                                (47,484)                --           (115,568)                (1)
                                             -----------         ----------        -----------         ----------
Net increase in number of shares               3,679,417            186,747          3,560,478            202,246
                                             ===========         ==========        ===========         ==========

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               71

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                    SMALL CAP VALUE FUND                   GLOBAL EQUITY FUND
                                             -----------------------------------   -----------------------------------
                                                                PERIOD FROM                           PERIOD FROM
                                                              OCTOBER 31, 1997                      OCTOBER 31, 1997
                                                               (COMMENCEMENT                         (COMMENCEMENT
                                              YEAR ENDED       OF OPERATIONS)       YEAR ENDED       OF OPERATIONS)
                                             DECEMBER 31,   THROUGH DECEMBER 31,   DECEMBER 31,   THROUGH DECEMBER 31,
                                                 1998               1997               1998               1997
                                             ------------   --------------------   ------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)               $   (44,007)        $    1,130        $    88,044         $    8,820
  Net realized gain (loss) on investments
    and foreign currency transactions           (362,284)             9,086            295,124             (2,262)
  Net change in unrealized appreciation
    (depreciation) on investments and
    translation of assets and liabilities
    in foreign currencies                      2,447,176            (16,246)         1,832,913             55,064
                                             -----------         ----------        -----------         ----------
    Net increase (decrease) in net assets
      resulting from operations                2,040,885             (6,030)         2,216,081             61,622
                                             -----------         ----------        -----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                               --             (1,130)           (88,044)            (8,820)
  In excess of net investment income                  --                (10)          (152,148)              (801)
  Net realized gain from investments and
    foreign currency transactions                     --             (8,911)          (141,018)                --
                                             -----------         ----------        -----------         ----------
    Decrease in net assets from
      distributions to shareholders                   --            (10,051)          (381,210)            (9,621)
                                             -----------         ----------        -----------         ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares            94,419,163          2,075,396         14,481,685          5,504,550
  Net asset value of shares issued to
    shareholders from reinvestment of
    dividends and capital gains                       --             10,051            381,210              9,621
  Cost of shares redeemed                    (48,090,092)                --           (736,949)                --
                                             -----------         ----------        -----------         ----------
    Net increase in net assets from capital
      share transactions                      46,329,071          2,085,447         14,125,946          5,514,171
                                             -----------         ----------        -----------         ----------
NET INCREASE IN NET ASSETS                    48,369,956          2,069,366         15,960,817          5,566,172
NET ASSETS -- BEGINNING OF PERIOD              2,069,366                 --          5,566,172                 --
                                             -----------         ----------        -----------         ----------
NET ASSETS -- END OF PERIOD                  $50,439,322         $2,069,366        $21,526,989         $5,566,172
                                             ===========         ==========        ===========         ==========
Accumulated undistributed net realized gain
  (loss) on investments included in net
  assets at end of period                    $  (406,126)        $      175        $    50,509         $   (5,842)
                                             ===========         ==========        ===========         ==========
Accumulated undistributed (distributions in
  excess of) net investment income included
  in net assets at end of period             $        --         $      (10)       $   (51,614)        $    2,779
                                             ===========         ==========        ===========         ==========
SHARE ACTIVITY:
  Shares sold                                 10,431,460            210,321          1,317,276            550,278
  Shares issued to shareholders from
    reinvestment of dividends and capital
    gains                                             --              1,033             33,732                954
  Shares redeemed                             (5,326,134)                --            (70,891)                --
                                             -----------         ----------        -----------         ----------
    Net increase in number of shares           5,105,326            211,354          1,280,117            551,232
                                             ===========         ==========        ===========         ==========

See accompanying notes to financial statements.

 72              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  SELECT ADVISERS MID CAP FUND
                                                              ------------------------------------
                                                                                  PERIOD FROM
                                                                                OCTOBER 31, 1997
                                                                                 (COMMENCEMENT
                                                               YEAR ENDED        OF OPERATIONS)
                                                              DECEMBER 31,    THROUGH DECEMBER 31,
                                                                  1998                1997
                                                              ------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $    56,278          $    7,917
  Net realized loss on investments                               (248,702)            (17,550)
  Net change in unrealized appreciation on investments            950,022               5,469
                                                              -----------          ----------
     Net increase (decrease) in net assets resulting from
       operations                                                 757,598              (4,164)
                                                              -----------          ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (56,461)             (7,734)
  Tax return of capital                                           (11,616)                 --
                                                              -----------          ----------
     Decrease in net assets from distributions to
       shareholders                                               (68,077)             (7,734)
                                                              -----------          ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                              7,988,933           3,218,128
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                     68,077               7,734
  Cost of shares redeemed                                      (1,111,305)                 --
                                                              -----------          ----------
     Net increase in net assets derived from capital share
       transactions                                             6,945,705           3,225,862
                                                              -----------          ----------
NET INCREASE IN NET ASSETS                                      7,635,226           3,213,964
NET ASSETS -- BEGINNING OF PERIOD                               3,213,964                  --
                                                              -----------          ----------
NET ASSETS -- END OF PERIOD                                   $10,849,190          $3,213,964
                                                              ===========          ==========
Accumulated undistributed net realized loss on investments
  included in net assets at end of period                     $  (266,252)         $  (17,550)
                                                              ===========          ==========
Accumulated undistributed net investment income included in
  net assets at end of period                                 $        --          $      183
                                                              ===========          ==========
SHARE ACTIVITY:
  Shares sold                                                     778,972             322,491
  Shares issued to shareholders from reinvestment of
     dividends                                                      6,707                 785
  Shares redeemed                                                (115,257)                 --
                                                              -----------          ----------
     Net increase in number of shares                             670,422             323,276
                                                              ===========          ==========

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               73

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                        TOTAL RETURN FUND
                                  --------------------------------------------------------------
                                                     YEARS ENDED DECEMBER 31,
                                  --------------------------------------------------------------
                                     1998          1997          1996         1995        1994
                                  ----------    ----------    ----------    --------    --------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                          $    16.38    $    13.27    $    11.54    $   9.70    $  10.10
  Net investment income                 0.19          0.23          0.24        0.31        0.21
  Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on
     investments                        2.77          3.65          2.26        2.49       (0.10)
                                  ----------    ----------    ----------    --------    --------
     Total from investment
       operations                       2.96          3.88          2.50        2.80        0.11
                                  ----------    ----------    ----------    --------    --------
  Dividends from net investment
     income                            (0.19)        (0.23)        (0.25)      (0.31)      (0.28)
  Dividends from net realized
     gain from investment
     transactions                      (0.75)        (0.52)        (0.52)      (0.65)      (0.23)
  Dividends in excess of net
     realized gain from
     investment transactions              --         (0.01)           --          --          --
  Dividends from tax return of
     capital                              --         (0.01)           --          --          --
                                  ----------    ----------    ----------    --------    --------
     Total distributions               (0.94)        (0.77)        (0.77)      (0.96)      (0.51)
                                  ----------    ----------    ----------    --------    --------
     Net increase (decrease) in
       net asset value                  2.02          3.11          1.73        1.84       (0.40)
                                  ----------    ----------    ----------    --------    --------
NET ASSET VALUE -- END OF PERIOD  $    18.40    $    16.38    $    13.27    $  11.54    $   9.70
                                  ==========    ==========    ==========    ========    ========
Total Return                           18.07%        29.43%        21.84%      29.09%       1.07%
Ratios and supplemental data:
  Net Assets, end of period
     (000)                        $2,343,437    $1,849,241    $1,179,876    $814,964    $534,821
  Ratio of expenses to average
     net assets                         0.65%         0.54%         0.51%       0.51%       0.52%
  Ratio of net investment income
     to average net assets              1.05%         1.54%         1.99%       2.84%       2.76%
  Portfolio turnover                   17.13%        13.85%        16.18%      16.12%      12.06%

See accompanying notes to financial statements.

 74              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                    CAPITAL APPRECIATION FUND
                                  --------------------------------------------------------------
                                                     YEARS ENDED DECEMBER 31,
                                  --------------------------------------------------------------
                                     1998          1997          1996         1995        1994
                                  ----------    ----------    ----------    --------    --------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                          $    21.21    $    16.28    $    13.48    $  10.92    $  11.20
  Net investment income                 0.19          0.20          0.21        0.23        0.18
  Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on
     investments                        6.14          5.39          3.29        2.96       (0.28)
                                  ----------    ----------    ----------    --------    --------
     Total from investment
       operations                       6.33          5.59          3.50        3.19       (0.10)
                                  ----------    ----------    ----------    --------    --------
  Dividends from net investment
     income                            (0.19)        (0.20)        (0.22)      (0.23)      (0.18)
  Dividends from net realized
     gain from investment
     transactions                      (0.76)        (0.46)        (0.48)      (0.40)         --
                                  ----------    ----------    ----------    --------    --------
     Total distributions               (0.95)        (0.66)        (0.70)      (0.63)      (0.18)
                                  ----------    ----------    ----------    --------    --------
     Net increase (decrease) in
       net asset value                  5.38          4.93          2.80        2.56       (0.28)
                                  ----------    ----------    ----------    --------    --------
NET ASSET VALUE -- END OF PERIOD  $    26.59    $    21.21    $    16.28    $  13.48    $  10.92
                                  ==========    ==========    ==========    ========    ========
Total Return                           29.96%        34.49%        26.14%      29.35%      (0.90)%
Ratios and supplemental data:
  Net Assets, end of period
     (000)                        $1,064,498    $  481,738    $  211,474    $ 81,237    $ 60,442
  Ratio of expenses to average
     net assets                         0.67%         0.56%         0.52%       0.54%       0.56%
  Ratio of net investment income
     to average net assets              0.83%         1.10%         1.53%       1.89%       1.76%
  Portfolio turnover                   10.67%        10.88%        22.19%      20.28%      11.21%

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               75

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                       GOVERNMENT BOND FUND
                                  --------------------------------------------------------------
                                                     YEARS ENDED DECEMBER 31,
                                  --------------------------------------------------------------
                                     1998          1997          1996         1995        1994
                                  ----------    ----------    ----------    --------    --------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                          $    11.38    $    11.04    $    11.36    $  10.20    $  11.26
  Net investment income                 0.63          0.69          0.69        0.71        0.69
  Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on
     investments                        0.37          0.34         (0.32)       1.16       (1.06)
                                  ----------    ----------    ----------    --------    --------
     Total from investment
       operations                       1.00          1.03          0.37        1.87       (0.37)
                                  ----------    ----------    ----------    --------    --------
  Dividends from net investment
     income                            (0.63)        (0.69)        (0.69)      (0.71)      (0.69)
  Dividends from net realized
     gain from investment
     transactions                      (0.06)           --            --          --          --
                                  ----------    ----------    ----------    --------    --------
     Total distributions               (0.69)        (0.69)        (0.69)      (0.71)      (0.69)
                                  ----------    ----------    ----------    --------    --------
     Net increase (decrease) in
       net asset value                  0.31          0.34         (0.32)       1.16       (1.06)
                                  ----------    ----------    ----------    --------    --------
NET ASSET VALUE -- END OF PERIOD  $    11.69    $    11.38    $    11.04    $  11.36    $  10.20
                                  ==========    ==========    ==========    ========    ========
Total Return                            8.91%         9.67%         3.49%      18.74%      (3.23)%
Ratios and supplemental data:
  Net Assets, end of period
     (000)                        $  761,897    $  475,392    $  459,247    $454,016    $391,253
  Ratio of expenses to average
     net assets                         0.57%         0.53%         0.51%       0.51%       0.51%
  Ratio of net investment income
     to average net assets              5.60%         6.19%         6.23%       6.45%       6.46%
  Portfolio turnover                   32.03%        68.61%        33.75%      97.05%     111.40%

See accompanying notes to financial statements.

 76              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                        MONEY MARKET FUND
                                  --------------------------------------------------------------
                                                     YEARS ENDED DECEMBER 31,
                                  --------------------------------------------------------------
                                     1998          1997          1996         1995        1994
                                  ----------    ----------    ----------    --------    --------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                          $     1.00    $     1.00    $     1.00    $   1.00    $   1.00
  Net investment income                 0.05          0.05          0.05        0.06        0.04
  Dividends from net investment
     income                            (0.05)        (0.05)        (0.05)      (0.06)      (0.04)
                                  ----------    ----------    ----------    --------    --------
  Net increase (decrease) in net
     asset value                          --            --            --          --          --
                                  ----------    ----------    ----------    --------    --------
NET ASSET VALUE -- END OF PERIOD  $     1.00    $     1.00    $     1.00    $   1.00    $   1.00
                                  ==========    ==========    ==========    ========    ========
     Total Return                       5.27%         5.26%         5.12%       5.66%       3.88%
Ratios and supplemental data:
  Net Assets, end of period
     (000)                        $1,373,334    $  993,597    $  983,529    $737,408    $828,027
  Ratio of expenses to average
     net assets                         0.46%         0.51%         0.51%       0.52%       0.54%
  Ratio of net investment income
     to average net assets              5.15%         5.16%         5.00%       5.51%       4.00%

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               77

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                               SMALL COMPANY FUND
                                         --------------------------------------------------------------
                                                                                          PERIOD
                                                                                     OCTOBER 23, 1995
                                                 YEARS ENDED DECEMBER 31,            (COMMENCEMENT OF
                                         ----------------------------------------   OPERATIONS) THROUGH
                                            1998           1997            1996      DECEMBER 31, 1995
                                         ----------      --------        --------   -------------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                                  $  15.85       $  13.89        $  11.42         $ 10.00
  Net investment income                       0.03           0.01            0.06            0.02
  Net realized gain and unrealized
     appreciation on investments and
     translation of assets and
     liabilities in foreign
     currencies                               0.13           2.40            2.55            1.42
                                          --------       --------        --------         -------
     Total from investment operations         0.16           2.41            2.61            1.44
                                          --------       --------        --------         -------
  Dividends from net investment
     income                                     --             --           (0.06)          (0.02)
  Dividends from net realized gain
     from investment and foreign
     currency transactions                      --          (0.45)             --              --
  Dividends in excess of net realized
     gain from investment and foreign
     currency transactions                      --             --           (0.08)             --
                                          --------       --------        --------         -------
     Total distributions                        --          (0.45)          (0.14)          (0.02)
                                          --------       --------        --------         -------
     Net increase in net asset value          0.16           1.96            2.47            1.42
                                          --------       --------        --------         -------
NET ASSET VALUE -- END OF PERIOD          $  16.01       $  15.85        $  13.89         $ 11.42
                                          ========       ========        ========         =======
Total Return                                  1.01%         17.35%          22.83%          14.38%
Ratios and supplemental data:
  Net Assets, end of period (000)         $406,569       $343,808        $180,840         $17,155
  Ratio of expenses to average net
     assets                                   1.07%          1.11%           1.20%           1.25%*
  Ratio of expenses to average net
     assets**                                 1.07%          1.11%           1.20%           1.74%*
  Ratio of net investment income to
     average net assets                       0.21%          0.05%           0.60%           1.32%*
  Ratio of net investment income to
     average net assets**                     0.21%          0.05%           0.60%           0.83%*
  Portfolio turnover                        141.27%        134.38%         136.74%           9.03%

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
 ** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

 78              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            INCOME FUND           STRATEGIC GROWTH FUND             STRATEGIC VALUE FUND
                                          ----------------   -------------------------------   -------------------------------
                                               PERIOD                            PERIOD                            PERIOD
                                          JANUARY 20, 1998                  OCTOBER 31, 1997                  OCTOBER 31, 1997
                                           (COMMENCEMENT                     (COMMENCEMENT                     (COMMENCEMENT
                                           OF OPERATIONS)                    OF OPERATIONS)                    OF OPERATIONS)
                                              THROUGH         YEAR ENDED        THROUGH         YEAR ENDED        THROUGH
                                            DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                1998             1998             1997             1998             1997
                                          ----------------   ------------   ----------------   ------------   ----------------
NET ASSET VALUE -- BEGINNING OF PERIOD         $10.00          $ 10.21           $10.00          $ 10.15           $10.00
  Net investment income                          0.42               --             0.01             0.07             0.01
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation) on investments and
    translation of assets and
    liabilities in foreign currencies            0.29             1.49             0.21            (0.03)            0.15
                                               ------          -------           ------          -------           ------
    Total from investment operations             0.71             1.49             0.22             0.04             0.16
                                               ------          -------           ------          -------           ------
  Dividends from net investment income          (0.42)              --            (0.01)           (0.07)           (0.01)
  Dividends from net realized gain from
    investment transactions                     (0.04)              --               --               --               --
                                               ------          -------           ------          -------           ------
    Total distributions                         (0.46)              --            (0.01)           (0.07)           (0.01)
                                               ------          -------           ------          -------           ------
    Net increase (decrease) in net asset
      value                                      0.25             1.49             0.21            (0.03)            0.15
                                               ------          -------           ------          -------           ------
NET ASSET VALUE -- END OF PERIOD               $10.25          $ 11.70           $10.21          $ 10.12           $10.15
                                               ======          =======           ======          =======           ======
Total Return                                     7.13%           14.59%            2.20%            0.39%            1.63%
Ratios and supplemental data:
  Net Assets, end of period (000)              $4,964          $10,342           $1,347          $15,279           $1,469
  Ratio of expenses to average net
    assets                                       0.75%*           1.00%            1.00%*           1.00%            1.00%*
  Ratio of expenses to average net
    assets**                                     1.01%*           1.55%            6.33%*           1.23%            5.54%*
  Ratio of net investment income to
    average net assets                           4.68%*          (0.04)%           0.68%*           0.86%            0.96%*
  Ratio of net investment income to
    average net assets**                         4.42%*          (0.59)%          (4.65)%*          0.63%           (3.58)%*
  Portfolio turnover                           157.21%          369.83%           27.32%           68.65%            5.38%

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
 ** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               79

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                               EQUITY INCOME FUND                   HIGH INCOME BOND FUND
                                       -----------------------------------   -----------------------------------
                                                             PERIOD                                PERIOD
                                                        OCTOBER 31, 1997                      OCTOBER 31, 1997
                                                         (COMMENCEMENT                         (COMMENCEMENT
                                                         OF OPERATIONS)                        OF OPERATIONS)
                                        YEAR ENDED          THROUGH           YEAR ENDED          THROUGH
                                       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                           1998               1997               1998               1997
                                       ------------   --------------------   ------------   --------------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                                 $ 10.16             $10.00            $ 10.12             $10.00
  Net investment income                     0.10               0.02               0.66               0.11
  Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on investments          1.44               0.16              (0.08)              0.12
                                         -------             ------            -------             ------
     Total from investment operations       1.54               0.18               0.58               0.23
                                         -------             ------            -------             ------
  Dividends from net investment
     income                                (0.10)             (0.02)             (0.66)             (0.11)
  Dividends from net realized gain
     from investment transactions          (0.13)                --                 --                 --
                                         -------             ------            -------             ------
     Total distributions                   (0.23)             (0.02)             (0.66)             (0.11)
                                         -------             ------            -------             ------
     Net increase (decrease) in net
       asset value                          1.31               0.16              (0.08)              0.12
                                         -------             ------            -------             ------
NET ASSET VALUE -- END OF PERIOD         $ 11.47             $10.16            $ 10.04             $10.12
                                         =======             ======            =======             ======
Total Return                               15.13%              1.77%              5.80%              2.28%
Ratios and supplemental data:
  Net Assets, end of period (000)        $14,194             $1,610            $36,630             $6,029
  Ratio of expenses to average net
     assets                                 0.95%              0.95%*             0.95%              0.95%*
  Ratio of expenses to average net
     assets**                               1.15%              5.63%*             1.12%              2.18%*
  Ratio of net investment income to
     average net assets                     1.11%              1.34%*             7.88%              6.96%*
  Ratio of net investment income to
     average net assets**                   0.91%             (3.34)%*            7.71%              5.73%*
  Portfolio turnover                       49.12%             14.52%             24.25%              7.37%

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
 ** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

 80              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                BALANCED FUND                    MULTI SECTOR BOND FUND
                                     -----------------------------------   -----------------------------------
                                                           PERIOD                                PERIOD
                                                      OCTOBER 31, 1997                      OCTOBER 31, 1997
                                                       (COMMENCEMENT                         (COMMENCEMENT
                                      YEAR ENDED       OF OPERATIONS)       YEAR ENDED       OF OPERATIONS)
                                     DECEMBER 31,   THROUGH DECEMBER 31,   DECEMBER 31,   THROUGH DECEMBER 31,
                                         1998               1997               1998               1997
                                     ------------   --------------------   ------------   --------------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                               $ 10.10            $ 10.00            $ 10.05            $ 10.00
  Net investment income                   0.30               0.05               0.48               0.05
  Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on investments
     and translation of assets and
     liabilities in foreign
     currencies                           0.51               0.10              (0.22)              0.05
                                       -------            -------            -------            -------
     Total from investment
       operations                         0.81               0.15               0.26               0.10
                                       -------            -------            -------            -------
  Dividends from net investment
     income                              (0.30)             (0.05)             (0.47)             (0.05)
  Dividends from net realized gain
     from investment and foreign
     currency transactions               (0.03)                --              (0.01)                --
     Tax return of capital                  --                 --              (0.01)                --
                                       -------            -------            -------            -------
     Total distributions                 (0.33)             (0.05)             (0.49)             (0.05)
                                       -------            -------            -------            -------
     Net increase (decrease) in net
       asset value                        0.48               0.10              (0.23)              0.05
                                       -------            -------            -------            -------
NET ASSET VALUE -- END OF PERIOD       $ 10.58            $ 10.10            $  9.82            $ 10.05
                                       =======            =======            =======            =======
Total Return                              8.07%              1.46%              2.60%              1.04%
Ratios and supplemental data:
  Net Assets, end of period (000)      $40,885            $ 1,886            $36,965            $ 2,032
  Ratio of expenses to average net
     assets                               0.90%              0.90%*             0.90%              0.90%*
  Ratio of expenses to average net
     assets**                             0.96%              4.90%*             0.96%              4.41%*
  Ratio of net investment income to
     average net assets                   3.81%              4.08%*             6.42%              4.77%*
  Ratio of net investment income to
     average net assets**                 3.75%              0.08%*             6.36%              1.26%*
  Portfolio turnover                    137.35%              0.19%            287.69%             48.90%

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
 ** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               81

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            SMALL CAP VALUE FUND                   GLOBAL EQUITY FUND
                                     -----------------------------------   -----------------------------------
                                                           PERIOD                                PERIOD
                                                      OCTOBER 31, 1997                      OCTOBER 31, 1997
                                                       (COMMENCEMENT                         (COMMENCEMENT
                                      YEAR ENDED       OF OPERATIONS)       YEAR ENDED       OF OPERATIONS)
                                     DECEMBER 31,   THROUGH DECEMBER 31,   DECEMBER 31,   THROUGH DECEMBER 31,
                                         1998               1997               1998               1997
                                     ------------   --------------------   ------------   --------------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                               $  9.79            $ 10.00            $ 10.10            $ 10.00
  Net investment income(loss)            (0.01)              0.01               0.11               0.02
  Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on investments
     and translation of assets and
     liabilities in foreign
     currencies                          (0.29)             (0.17)              1.81               0.10
                                       -------            -------            -------            -------
     Total from investment
       operations                        (0.30)             (0.16)              1.92               0.12
                                       -------            -------            -------            -------
  Dividends from net investment
     income                                 --              (0.01)             (0.07)             (0.02)
  Dividends in excess net
     investment income                      --                 --              (0.12)                --
  Dividends from net realized gain
     from investment and foreign
     currency transactions                  --              (0.04)             (0.08)                --
                                       -------            -------            -------            -------
     Total distributions                    --              (0.05)             (0.27)             (0.02)
                                       -------            -------            -------            -------
     Net increase (decrease) in net
       asset value                       (0.30)             (0.21)              1.65               0.10
                                       -------            -------            -------            -------
NET ASSET VALUE -- END OF PERIOD       $  9.49            $  9.79            $ 11.75            $ 10.10
                                       =======            =======            =======            =======
Total Return                             (3.06)%            (1.61)%            19.14%              1.18%
Ratios and supplemental data:
  Net Assets, end of period (000)      $50,439            $ 2,069            $21,527            $ 5,566
  Ratio of expenses to average net
     assets                               1.05%              1.05%*             1.20%              1.20%*
  Ratio of expenses to average net
     assets**                             1.33%              6.31%*             1.46%              2.84%*
  Ratio of net investment income to
     average net assets                  (0.21)%             0.50%*             0.66%              1.00%*
  Ratio of net investment income to
     average net assets**                (0.49)%            (4.76)%*            0.40%             (0.64)%*
  Portfolio turnover                    283.65%              8.38%             59.01%              9.32%

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
 ** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

 82              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                  SELECT ADVISERS MID CAP FUND
                                                               -----------------------------------
                                                                                     PERIOD
                                                                                OCTOBER 31, 1997
                                                                                 (COMMENCEMENT
                                                                YEAR ENDED       OF OPERATIONS)
                                                               DECEMBER 31,   THROUGH DECEMBER 31,
                                                                   1998               1997
                                                               ------------   --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                           $  9.94            $ 10.00
  Net investment income                                             0.09               0.02
  Net realized loss and unrealized appreciation on
     investments                                                    0.98              (0.06)
                                                                 -------            -------
     Total from investment operations                               1.07              (0.04)
                                                                 -------            -------
  Dividends from net investment income                             (0.08)             (0.02)
  Dividends from tax return of capital                             (0.01)                --
                                                                 -------            -------
     Total distributions                                           (0.09)             (0.02)
                                                                 -------            -------
     Net increase (decrease) in net asset value                     0.98              (0.06)
                                                                 -------            -------
NET ASSET VALUE -- END OF PERIOD                                 $ 10.92            $  9.94
                                                                 =======            =======
Total Return                                                       10.81%             (0.36)%
Ratios and supplemental data:
  Net Assets, end of period (000)                                $10,849            $ 3,214
  Ratio of expenses to average net assets                           1.20%              1.20%*
  Ratio of expenses to average net assets**                         1.54%              3.31%*
  Ratio of net investment income to average net assets              0.79%              1.55%*
  Ratio of net investment income to average net assets**            0.45%             (0.56)%*
  Portfolio turnover                                              119.37%              7.81%

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
 ** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               83

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Separate Account Trust (Trust) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares to other open-end investment companies ("fund of funds") created by Nationwide Advisory Services, Inc., the Trust's investment manager, as well as to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies. The Trust was organized as a Massachusetts business trust as of June 30, 1981. To date, the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and the fund of funds, all of which are affiliated companies, have purchased shares.

The Trust offers shares in fifteen series. The Funds listed below consist of diversified portfolios and non-diversified(*) portfolios.

     Total Return Fund
     Capital Appreciation Fund
     Government Bond Fund
     Money Market Fund
     Nationwide Small Company Fund* (Small Company Fund)
     Nationwide Income Fund (Income Fund)
     Nationwide Strategic Growth Fund (Strategic Growth Fund)
     Nationwide Strategic Value Fund (Strategic Value Fund)
     Nationwide Equity Income Fund (Equity Income Fund)
     Nationwide High Income Bond Fund (High Income Bond Fund)
     Nationwide Balanced Fund (Balanced Fund)
     Nationwide Multi Sector Bond Fund (Multi Sector Bond Fund)
     Nationwide Small Cap Value Fund* (Small Cap Value Fund)
     Nationwide Global Equity Fund (Global Equity Fund)
     Nationwide Select Advisers Mid Cap Fund* (Select Advisers Mid Cap Fund)

The Trust's Declaration of Trust was amended in 1997 to create the Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund, and Select Advisers Mid Cap Fund. On October 31, 1997, these Funds commenced operations and were capitalized though the sale of shares to Nationwide Life Insurance Company in the amount of $1,000,000 for each of the Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, Balanced Fund, Multi-Sector Bond Fund, and Small Cap Value Fund; $5,000,000 for each of the High Income Bond Fund, and Global Equity Fund; and $3,000,000 for the Select Advisers Mid Cap Fund.

On January 4, 1997, the Trust's registration statement as to the Income Fund's shares became effective. On January 16, 1998, the Income Fund was capitalized through the sale of shares to Nationwide Life Insurance Company in the amount of $2,000,000. It commenced operations on January 20, 1998.

(a) INVESTMENT VALUATION

     1) All Funds (except the High Income Bond Fund and the Money Market Fund):
        Securities traded on a national securities exchange are valued at the last quoted sale price on date of valuation, as provided by an independent pricing agent. Securities traded in the over the-counter
        (OTC) market are valued at the last quoted sale price, or if no sale price, the last quoted bid price. U.S. Government securities are valued at the last quoted bid price. Bonds are valued by a combination of daily quotes and matrix evaluations.

 84              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

        Portfolio securities in the High Income Bond Fund traded on a national securities exchange and in the over-the-counter (OTC) market are valued at the last quoted sale price, or if no sale, the mean between the last closing bid and asked price shall be used.

        Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgment of the Fund's investment adviser, are valued in accordance with procedures authorized by the Board of Trustees.

        Portfolio securities for the Money Market Fund are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended.

     2)REPURCHASE AGREEMENTS. The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/ Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

     3) Small Company Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund, and Select Advisers Mid Cap Fund:

        FOREIGN CURRENCY TRANSACTIONS. Net realized gains or losses arise from sales of foreign currencies, security transactions, and the difference between the amounts of purchases and sales of securities, income receipts and expense payments recorded on the Fund's books and the U.S. dollar equivalent of amounts actually received or paid.

        Net unrealized gains or losses arise from accounting records denominated in foreign currencies translated into U.S. dollars.

        FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into forward foreign currency exchange contracts (forward exchange contracts) which are obligations to purchase or sell a foreign currency at a specified rate on a certain date in the future. A net realized gain or loss would be incurred if the value of the contract increases or decreases between the date the contract is opened and the date it is closed. Forward exchange contracts are marked to market daily and this change in value is reflected in the Statement of Assets and Liabilities as a net receivable/payable for foreign currency contracts sold/purchased.

        At or before the closing of a forward exchange contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent that movement has occurred in forward contract prices.

        Forward exchange contracts are used in hedging the risks associated with commitments to purchase securities denominated in foreign currencies for agreed amounts. The precise matching of forward exchange contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward exchange contract has been established. Thus, the Fund may need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward exchange contracts. The

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               85

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

        Fund could be exposed to risk if a counter party is unable to meet the terms of a forward exchange contract or if the value of the currency changes unfavorably. The projection of short-term currency market movements is difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

(b) MORTGAGE ROLLS

    The Multi-Sector Bond Fund and Balanced Fund may enter into mortgage "dollar rolls" in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. A Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred until disposition of the rolled security.

(c) SECURITY TRANSACTIONS AND INVESTMENT INCOME

    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or for foreign securities, it is recorded as soon as the information becomes available. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or discount.

(d) FEDERAL INCOME TAXES

    Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but will be retained by the Fund. Each Fund is treated as a separate taxable entity.

    As of December 31, 1998, the Small Company Fund, Money Market Fund, Strategic Growth Fund, and Select Advisors Mid Cap Fund had net capital loss carryforwards in the amounts of $18,109,007, $5,690, $829,374, and $238,548, respectively. The Small Company Fund's carryforwards will expire in 8 years, the Money Market Fund's carryforwards will expire within 5 to 6 years, the Strategic Growth Fund's, and the Select Advisers Mid Cap Fund's carryforwards will each expire within 7 to 8 years.

(e) DIVIDENDS TO SHAREHOLDERS

     1) All Funds except the Money Market Fund:

        Dividend income is recorded on the ex-dividend date. Dividends from net investment income are paid quarterly.

     2) Money Market:

        Dividends from net investment income are declared daily and paid monthly.

     3) All Funds

        Net realized gains, if any, are declared and distributed at least annually.

        Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of

 86              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

        Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for Federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of capital.

        Accordingly, the undistributed (distributions in excess of) net investment income, undistributed (distributions in excess of) net realized gain and capital have been adjusted as of December 31, 1998 by the following amounts:

                                                          UNDISTRIBUTED
                                                        (DISTRIBUTIONS IN     UNDISTRIBUTED
                                                           EXCESS OF)       (DISTRIBUTIONS IN
                                                         NET INVESTMENT        EXCESS OF)
                                                             INCOME         NET REALIZED GAIN     CAPITAL
                                                        -----------------   -----------------   -----------
           Capital Appreciation Fund..................      $ 61,340           $  (61,340)      $        --
           Government Bond Fund.......................        32,707              (32,707)               --
           Small Company Fund.........................       751,620            1,420,922        (2,172,542)
           Strategic Growth Fund......................         2,223                   --            (2,223)
           Strategic Value Fund.......................          (183)                 183                --
           Balanced Fund..............................           125                 (125)               --
           Multi Sector Bond Fund.....................       (17,555)              33,071            15,516
           Small Cap Value Fund.......................        44,017              (44,017)
           Global Equity Fund.........................        97,755              (97,755)               --
           Select Advisers Mid Cap Fund...............        11,616                   --           (11,616)

(f) EXPENSES

    Expenses directly attributed to each Fund are charged to that Fund. Expenses applicable to all Funds in the Trust are allocated based on average net assets.

(g) ORGANIZATION EXPENSES

    Initial organization expenses of the Small Company Fund, Income Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund, and Select Advisers Mid Cap Fund were paid by the investment advisor and were reimbursed by the Funds. Such organization costs have been deferred and will be amortized over a period of sixty months from the commencement of operations.

(h) USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               87

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

2 -- TRANSACTIONS WITH AFFILIATES

Investment advisory services are provided to the Trust by Nationwide Advisory Services, Inc. (NAS), an affiliated company. Under the terms of the investment advisory agreement, NAS is entitled to receive fees based on a percentage of the average daily net assets of the Funds. See management fee schedule below.

Fees may be voluntarily waived or reimbursed to the Funds by NAS in order to maintain expense ratios at or below stated expense cap.

As stated above, NAS earns an annual management fee based on average daily net assets. From such fees, pursuant to sub-investment advisory agreements, NAS pays subadvisory fees to the following entities for investment management evaluation services:

                     FUND                                       SUBADVISER(S)
----------------------------------------------  ----------------------------------------------
Small Company Fund                              The Dreyfus Corporation
                                                Neuberger Berman, LLC
                                                Lazard Asset Management*
                                                Strong Capital Management, Inc.
                                                Warburg Pincus Asset Management, Inc.
Income Fund                                     NCM Capital Management Group, Inc.
                                                Smith Graham & Co. Asset Managers, L.P.
Strategic Growth Fund                           Strong Capital Management, Inc.
Strategic Value Fund                            Strong Capital Management, Inc.
Equity Income Fund                              Federated Investment Counseling
High Income Bond Fund                           Federated Investment Counseling
Balanced Fund                                   Salomon Brothers Asset Management Inc.
Multi Sector Bond Fund                          Salomon Brothers Asset Management Inc.
Small Cap Value Fund                            The Dreyfus Corporation
Global Equity Fund                              J.P. Morgan Investment Management Inc.
Select Advisers Mid Cap Fund                    First Pacific Advisors, Inc.
                                                Pilgrim Baxter and Associates Ltd.
                                                Rice, Hall, James and Associates

* Prior to October 1, 1998, Pictet International Management Limited and Van Eck Associates Corporation.

 88              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

Additional information regarding investment advisory fees earned (before waivers) and paid to the subadvisers is as follows for the period ending December 31, 1998.

                                                       EARNED                   TOTAL                      FEES PAID
                                 AVERAGE DAILY        ADVISORY  SUB-ADVISORY   ADVISORY     NAS FEES          TO
FUND                               NET ASSETS           FEE         FEE          FEE        COLLECTED     SUBADVISERS
---------------------------  ----------------------   --------  ------------   --------    -----------    -----------

Total Return Fund and                                                                      $12,401,821            --
  Capital Appreciation Fund                                                                $ 4,402,924            --
                             Up to $1 billion         0.60%           --       0.60%
                             Next $1 billion          0.575%          --       0.575%
                             Next $3 billion          0.55%           --       0.55%
                             $5 billion and more      0.50%           --       0.50%
Government Bond Fund                                                                       $ 3,015,171            --
                             Up to $1 billion         0.50%           --       0.50%
                             Next $1 billion          0.475%          --       0.475%
                             Next $3 billion          0.45%           --       0.45%
                             $5 billion and more      0.40%           --       0.40%
Money Market Fund                                                                          $ 5,043,088            --
                             Up to $1 billion         0.40%           --       0.40%
                             Next $1 billion          0.38%           --       0.38%
                             Next $3 billion          0.36%           --       0.36%
                             $5 billion and more      0.34%           --       0.34%
Small Company Fund                                                                         $ 3,598,194
                             All assets               0.40%         0.60%      1.00%
Income Fund                                                                                $    13,954*   $   40,000*
                             Up to $100 million       0.20%         0.25%      0.45%
                             $100 million and more    0.30%         0.15%      0.45%
Strategic Growth Fund and                                                                  $    50,897    $   28,276
  Strategic Value Fund                                                                     $    76,658    $   42,588
                             Up to $500 million       0.40%         0.50%      0.90%
                             $500 million and more    0.45%         0.45%      0.90%
Equity Income Fund and                                                                     $    63,006    $   31,503
  High Income Bond Fund                                                                    $   158,960    $   79,480
                             Up to $50 million        0.40%         0.40%      0.80%
                             Next $200 million        0.55%         0.25%      0.80%
                             Next $250 million        0.60%         0.20%      0.80%
                             $500 million and more    0.65%         0.15%      0.80%
Balanced Fund                                                                              $   143,298    $   66,872
                             Up to $150 million       0.40%         0.35%      0.75%
                             Next $350 million        0.45%         0.30%      0.75%
                             $500 million and more    0.50%         0.25%      0.75%
Multi Sector Bond Fund                                                                     $   144,606    $   67,483
                             Up to $50 million        0.40%         0.35%      0.75%
                             Next $150 million        0.45%         0.30%      0.75%
                             Next $300 million        0.50%         0.25%      0.75%
                             $500 million and more    0.55%         0.20%      0.75%
Small Cap Value Fund                                                                       $   186,390    $  103,550
                             Up to $200 million       0.40%         0.50%      0.90%
                             $200 million and more    0.45%         0.45%      0.90%

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               89

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                       EARNED                   TOTAL                      FEES PAID
                                 AVERAGE DAILY        ADVISORY  SUB-ADVISORY   ADVISORY     NAS FEES          TO
FUND                               NET ASSETS           FEE         FEE          FEE        COLLECTED     SUBADVISERS
---------------------------  ----------------------   --------  ------------   --------    -----------    -----------
Global Equity Fund                                                                         $   133,728    $   80,237
                             Up to $50 million        0.40%         0.60%      1.00%
                             $50 million and more     0.45%         0.55%      1.00%
Select Advisers Mid Cap                                                                    $    74,540    $   46,144
  Fund
                             Up to $50 million        0.40%         0.65%      1.05%
                             $50 million and more     0.55%         0.50%      1.05%

------------------------------------------------------
* $13,954 represents 0.45% of average daily net assets. Subject to the subadvisory agreement, NAS remits to the subadvisor 0.25% up to $100 million and 0.15% for $100 million and more of the total. However, minimum annual amounts included in the agreements of $15,000 for NCM Capital Management Group, Inc. and $25,000 for Smith & Graham & Co. Asset Managers, L.P. are the responsibility of NAS. The total fees paid to the subadvisors of $40,000 represents these minimum amounts.

 90              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

The following table illustrates waived and reimbursed expenses of the Funds:

                                                                                   TOTAL
                                                                  OTHER           EXPENSES
                                  TOTAL FUND     NAS FEES       EXPENSES          WAIVED/
           EXPENSE                 EXPENSES      WAIVED*       REIMBURSED        REIMBURSED        NET
------------------------------    ----------    ----------    -------------    --------------    --------
Income Fund                        $ 31,371      $ (8,115)            --          $ (8,115)      $ 23,256
Strategic Growth Fund                87,766       (27,145)      $ (4,069)          (31,214)        56,552
Strategic Value Fund                104,493       (19,318)            --           (19,318)        85,175
Equity Income Fund                   91,295       (16,475)            --           (16,475)        74,820
High Income Bond Fund               221,585       (32,820)            --           (32,820)       188,765
Balanced Fund                       184,119       (12,162)            --           (12,162)       171,957
Multi Sector Bond Fund              185,156       (11,628)            --           (11,628)       173,528
Small Cap Value Fund                275,081       (57,626)            --           (57,626)       217,455
Global Equity Fund                  195,711       (35,240)            --           (35,240)       160,471
Select Advisers Mid Cap Fund        109,502       (24,305)            --           (24,305)        85,197

---------------
* Fees Waived include Investment Management, Administration and Transfer and Dividend Disbursing Agent fees.

Per the Fund Administration Agreement, NAS also receives for its services for the Total Return Fund, Capital Appreciation Fund, Government Bond Fund and Money Market Fund a fee, calculated daily and paid monthly, according to the following schedule:

   AVERAGE DAILY NET ASSETS              ADMINISTRATION FEE
-------------------------------    -------------------------------
          Up to $1 billion                      0.05%
          $1 billion and more                   0.04%

For the Income Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund, and Select Advisers Mid Cap Fund, NAS receives for its services for each Fund a fee, calculated daily and paid monthly, according to the following schedule:

   AVERAGE DAILY NET ASSETS              ADMINISTRATION FEE
-------------------------------    -------------------------------
          Up to $250 million                    0.07%
          Next $750 million                     0.05%
          $1 billion and more                   0.04%

Effective November 1, 1997, NISI (Nationwide Investors Services, Inc.) receives for its service as Transfer and Dividend Disbursing Agent for each Fund a fee of 0.01% of average daily net assets, calculated daily and paid monthly.

3 -- BANK LOANS

The Trust has an unsecured bank line of credit of $50,000,000. Borrowing under this arrangement bears interest at the federal funds rate plus 0.50%. No compensating balances are required.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               91

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

4 -- INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. government obligations, short-term securities and forward currency exchange contracts) and U.S. government obligations for the year ended December 31, 1998 are summarized as follows:

                                  LONG-TERM SECURITIES       U.S. GOVERNMENT OBLIGATIONS
                                PURCHASES        SALES        PURCHASES        SALES
                               ------------   ------------   ------------   ------------
Total Return Fund              $545,254,495   $349,225,954   $824,076,835   $877,152,267
Capital Appreciation Fund       490,120,972     75,414,098             --             --
Government Bond Fund            104,666,789     28,367,683    356,047,057    152,614,438
Money Market Fund                        --             --    643,458,181    590,117,841
Small Company Fund              515,375,102    459,563,325     73,510,328     74,583,998
Income Fund                       1,417,136        605,618      8,057,458      4,284,619
Strategic Growth Fund            25,949,366     18,305,018             --             --
Strategic Value Fund             19,635,973      5,710,611             --             --
Equity Income Fund               14,806,631      3,702,476             --             --
High Income Bond Fund            33,435,803      4,535,255             --             --
Balanced Fund                    46,253,942     16,913,860     10,193,882      5,384,711
Multi Sector Bond Fund           72,652,057     43,917,299     10,336,083      4,200,563
Small Cap Value Fund             94,838,263     55,293,797             --             --
Global Equity Fund               20,470,557      7,323,966             --             --
Select Advisers Mid Cap Fund     13,549,745      6,909,761         99,545             --

Realized gains and losses have been computed on the specific identification basis. Included in net unrealized appreciation (depreciation) for the period ended December 31, 1998, based on cost for federal income tax purposes, excluding forward currency contracts for the Global Equity Fund and the Multi Sector Bond Fund are the following components:

                                                                                NET
                                                GROSS          GROSS         UNREALIZED
                                              UNREALIZED     UNREALIZED     APPRECIATION
                                                GAINS          LOSSES      (DEPRECIATION)
                                             ------------   ------------   --------------
Total Return Fund                            $861,690,059   $(37,908,047)   $823,782,012
Capital Appreciation Fund                     284,966,797    (13,608,927)    271,357,870
Government Bond Fund                           29,811,155     (1,452,613)     28,358,542
Small Company Fund                             85,346,746    (19,873,683)     65,473,063
Fund Income Fund                                   79,296        (19,828)         59,468
Strategic Growth Fund                           1,907,241        (16,893)      1,890,348
Strategic Value Fund                              885,627     (1,211,764)       (326,137)
Equity Income Fund                              1,570,068       (527,785)      1,042,283
High Income Bond Fund                             605,418     (1,276,689)       (671,271)
Balanced Fund                                   1,765,912     (1,311,834)        454,078
Multi Sector Bond Fund                            518,401       (975,011)       (456,610)
Small Cap Value Fund                            3,515,725     (4,002,995)       (487,270)
Global Equity Fund                              2,623,178       (811,231)      1,811,947
Select Advisers Mid Cap Fund                    1,411,640       (483,852)        927,788

 92              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

5 -- PORTFOLIO INVESTMENT RISKS

CREDIT AND MARKET RISK. Funds that invest in high yield and emerging market instruments are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds' investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

6 -- FEDERAL TAX INFORMATION

The following represents distributions from long-term capital gains for the funds for the period ended December 31, 1998:

          Total Return Fund                  $90,886,314
          Capital Appreciation
            Fund                             27,421,948
          Government Bond Fund                1,240,299
          Equity Income Fund                    7,016
          Global Equity Fund                   42,717

7 -- SUBSEQUENT EVENT

On January 1, 1999 eleven countries (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain) in Europe re-denominated their currency to the Euro currency. This re-denomination had no tax implications and did not materially effect the fund's financial statements that hold currency and/or securities denominated in the above listed currencies.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               93

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